UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Item 1. Reports to Stockholders

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund

Semiannual report

September 30, 2015

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and, if available, their summary prospectus, which may be obtained by visiting optimummutualfunds.com or calling 800 914-0278. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2015, and subject to change for events occurring after such a date. Holdings are as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

All third-party marks cited are the property of their respective owners.

© 2015 Delaware Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2015 to September 30, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2015 to Sept. 30, 2015.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*

Actual Fund return†
Class A	$1,000.00	$979.40	1.17%	$5.79
Class C	1,000.00	975.30	1.92%	9.48
Institutional Class	1,000.00	979.40	0.92%	4.55

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.15	1.17%	$5.91
Class C	1,000.00	1,015.40	1.92%	9.67
Institutional Class	1,000.00	1,020.40	0.92%	4.65

Optimum International Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*

Actual Fund return†
Class A	$1,000.00	$911.70	1.50%	$ 7.17
Class C	1,000.00	908.00	2.25%	10.73
Institutional Class	1,000.00	912.30	1.25%	5.98

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.50	1.50%	$ 7.57
Class C	1,000.00	1,013.75	2.25%	11.33
Institutional Class	1,000.00	1,018.75	1.25%	6.31

(continues	)	1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*

Actual Fund return†
Class A	$1,000.00	$945.30	1.36%	$ 6.61
Class C	1,000.00	941.70	2.11%	10.24
Institutional Class	1,000.00	947.10	1.11%	5.40

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.20	1.36%	$ 6.86
Class C	1,000.00	1,014.45	2.11%	10.63
Institutional Class	1,000.00	1,019.45	1.11%	5.60

Optimum Large Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*

Actual Fund return†
Class A	$1,000.00	$913.80	1.33%	$ 6.36
Class C	1,000.00	911.00	2.08%	9.94
Institutional Class	1,000.00	915.20	1.08%	5.17

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.35	1.33%	$ 6.71
Class C	1,000.00	1,014.60	2.08%	10.48
Institutional Class	1,000.00	1,019.60	1.08%	5.45

Optimum Small-Mid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*

Actual Fund return†
Class A	$1,000.00	$884.80	1.61%	$ 7.59
Class C	1,000.00	881.70	2.36%	11.10
Institutional Class	1,000.00	886.20	1.36%	6.41

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.95	1.61%	$ 8.12
Class C	1,000.00	1,013.20	2.36%	11.88
Institutional Class	1,000.00	1,018.20	1.36%	6.86

Optimum Small-Mid Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*

Actual Fund return†
Class A	$1,000.00	$867.30	1.57%	$ 7.33
Class C	1,000.00	864.20	2.32%	10.81
Institutional Class	1,000.00	869.30	1.32%	6.17

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.15	1.57%	$ 7.92
Class C	1,000.00	1,013.40	2.32%	11.68
Institutional Class	1,000.00	1,018.40	1.32%	6.66

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations

Optimum Fixed Income Fund

As of September 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Agency Collateralized Mortgage Obligations	5.56%

Agency Mortgage-Backed Securities	22.80%

Agency Obligation	0.08%

Collateralized Debt Obligations	1.88%

Commercial Mortgage-Backed Securities	4.11%

Convertible Bonds	0.80%

Corporate Bonds	38.26%
Banking	11.09%
Basic Industry	1.49%
Brokerage	0.35%
Capital Goods	0.62%
Communications	4.75%
Consumer Cyclical	2.99%
Consumer Non-Cyclical	3.49%
Energy	3.06%
Finance Companies	1.61%
Insurance	0.72%
Natural Gas	1.22%
Real Estate	1.26%
Technology	1.54%
Transportation	0.75%
Utilities	3.32%

Security type / sector	Percentage of net assets

Municipal Bonds	2.08%

Non-Agency Asset-Backed Securities	4.84%

Non-Agency Collateralized Mortgage Obligations	2.64%

Regional Bonds	0.18%

Senior Secured Loans	6.58%

Sovereign Bonds	3.74%

Supranational Banks	0.25%

U.S. Treasury Obligations	22.20%

Common Stock	0.00%

Convertible Preferred Stock	0.17%

Preferred Stock	0.38%

Options Purchased	0.03%

Short-Term Investments	6.53%

Total Value of Securities	123.11%

Options Written	(0.07%)

Liabilities Net of Receivables and Other Assets	(23.04%)

Total Net Assets	100.00%

(continues	)	3

Security type / country and sector allocations

Optimum International Fund

As of September 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets

Common Stock by Country	97.66%
Australia	1.95%
Austria	2.65%
Belgium	0.76%
Bermuda	1.57%
Brazil	1.33%
Canada	3.86%
China/Hong Kong	6.17%
Colombia	0.41%
Czech Republic	0.57%
Denmark	0.56%
Finland	0.85%
France	3.54%
Germany	2.56%
India	3.18%
Indonesia	0.79%
Ireland	4.32%
Israel	3.59%
Italy	0.10%
Japan	18.65%
Malaysia	0.14%
Netherlands	1.72%
New Zealand	0.47%
Norway	2.89%
Peru	0.36%
Republic of Korea	3.17%
Singapore	2.66%
Spain	1.69%
Sweden	1.02%
Switzerland	6.48%

Security type / country	Percentage of net assets

Taiwan	2.69%
Thailand	0.41%
Turkey	0.97%
United Kingdom	12.62%
United States	2.96%

Short-Term Investments	1.76%

Securities Lending Collateral	5.19%

Total Value of Securities	104.61%

Obligation to Return Securities Lending Collateral	(5.19%)

Receivables and Other Assets Net of Liabilities	0.58%

Total Net Assets	100.00%

Common stock by sector	Percentage of net assets

Consumer Discretionary	14.83%
Consumer Staples	4.80%
Energy	8.61%
Financials	20.98%
Healthcare	16.18%
Industrials	9.03%
Information Technology	8.21%
Materials	7.32%
Telecommunication Services	4.30%
Utilities	3.40%

Total	97.66%

Security type / sector allocations and top 10 equity holdings

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Large Cap Growth Fund

As of September 30, 2015 (Unaudited)

Security type / sector	Percentage of net assets

Common Stock²	95.56%
Consumer Discretionary	23.30%
Consumer Staples	4.92%
Energy	1.23%
Financials	4.46%
Healthcare	20.89%
Industrials	9.22%
Information Technology[1]	30.17%
Materials	0.98%
Telecommunication Services	0.21%
Utilities	0.18%

Convertible Preferred Stock	0.26%

U.S. Master Limited Partnerships	0.47%

Short-Term Investments	3.54%

Total Value of Securities	99.83%

Receivables and Other Assets Net of Liabilities	0.17%

Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Amazon.com	4.68%
Apple	3.85%
Google Class C	3.80%
Facebook Class A	3.62%
Visa Class A	2.97%
Allergan	2.96%
Microsoft	2.84%
Priceline Group	1.88%
Danaher	1.87%
Gilead Sciences	1.66%

Optimum Large Cap Value Fund

As of September 30, 2015 (Unaudited)

Security type / sector	Percentage of net assets

Common Stock²	97.65%
Consumer Discretionary	8.47%
Consumer Staples	11.24%
Energy	12.75%
Financials[2]	25.08%
Healthcare	9.85%
Industrials	13.24%
Information Technology	10.92%
Materials	4.48%
Telecommunication Services	1.21%
Utilities	0.41%

Short-Term Investments	2.22%

Total Value of Securities	99.87%

Receivables and Other Assets Net of Liabilities	0.13%

Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Philip Morris International	3.09%
Lockheed Martin	2.94%
JPMorgan Chase	2.41%
United Parcel Service Class B	2.27%
Exxon Mobil	2.12%
Accenture Class A (Ireland)	2.01%
Altria Group	1.92%
CBOE Holdings	1.81%
TJX	1.78%
Johnson & Johnson	1.77%

(continues	)	5

Security type / sector allocations and top 10 equity holdings

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Small-Mid Cap Growth Fund

As of September 30, 2015 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock	94.34%
Consumer Discretionary	13.44%
Consumer Staples	1.88%
Energy	1.71%
Financials	15.33%
Healthcare	17.53%
Industrials	19.64%
Information Technology	21.27%
Materials	2.48%
Telecommunication Services	1.06%
Convertible Preferred Stock	0.56%
Preferred Stock	1.01%
Short-Term Investments	4.30%
Total Value of Securities	100.21%
Liabilities Net of Receivables and Other Assets	(0.21%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Extra Space Storage	2.04%
AMETEK	1.78%
HEICO Class A	1.64%
Nordson	1.61%
Cepheid	1.42%
Associated Banc-Corp	1.42%
Donaldson	1.32%
WNS Holdings ADR	1.16%
Virtusa	1.13%
Mettler-Toledo International	1.09%

Optimum Small-Mid Cap Value Fund

As of September 30, 2015 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock	88.33%
Consumer Discretionary	9.89%
Consumer Staples	2.54%
Energy	4.03%
Financials	9.30%
Healthcare	5.60%
Industrials	23.74%
Information Technology	19.66%
Materials	11.92%
Telecommunication Services	0.94%
Utilities	0.71%
Exchange-Traded Fund	0.37%
U.S. Master Limited Partnership	0.54%
Short-Term Investments	11.44%
Total Value of Securities	100.68%
Liabilities Net of Receivables and Other Assets	(0.68%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
PolyOne	1.41%
ACCO Brands	1.27%
Flextronics International	1.25%
TrueBlue	1.11%
Minerals Technologies	1.10%
Stanley Black & Decker	1.07%
Ingram Micro Class A	1.06%
Pitney Bowes	1.05%
Amdocs	1.03%
Dover	1.01%

1To monitor compliance with the Optimum Large Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Information Technology sector consisted of diversified financial services, commercial services, computers, internet and communications, semiconductors and software. As of Sept. 30, 2015, such amounts, as percentage of total net assets, were 3.44%, 1.83%, 4.25%, 12.68%, 1.66%, and 6.31%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

2To monitor compliance with the Optimum Large Cap Value Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Financials sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Financials sector consisted of banks, commercial services, diversified financial services, insurance and real estate investment trust. As of Sept. 30, 2015, such amounts, as percentage of total net assets, were 7.97%, 3.40%, 8.36%, 4.10%, and 1.25%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Financials sector for financial reporting purposes may exceed 25%.

(continues	)	7

Schedules of investments

Optimum Fixed Income Fund

September 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations – 5.56%

Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39 ●	12,345	$13,590
Series 2002-T4 A3
7.50% 12/25/41	43,389	49,228
Series 2004-T1 1A2
6.50% 1/25/44	13,151	14,942
Fannie Mae REMIC Trust
Series 2004-W4 A5
5.50% 6/25/34	1,612,436	1,692,516
Series 2004-W11 1A2
6.50% 5/25/44	63,837	75,597
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	9,017	10,256
Series 1999-19 PH
6.00% 5/25/29	165,763	187,069
Series 2001-14 Z
6.00% 5/25/31	10,051	11,404
Series 2002-90 A1
6.50% 6/25/42	11,204	12,861
Series 2002-90 A2
6.50% 11/25/42	38,920	44,293
Series 2003-26 AT
5.00% 11/25/32	86,173	87,952
Series 2005-22 HE
5.00% 10/25/33	17,385	17,416
Series 2005-70 PA
5.50% 8/25/35	94,846	107,659
Series 2005-110 MB
5.50% 9/25/35	113,273	121,732
Series 2007-30 OE
2.037% 4/25/37 Ω^	4,327,999	3,798,289
Series 2007-114 A6
0.394% 10/27/37 ●	5,830,780	5,798,769
Series 2008-24 ZA
5.00% 4/25/38	21,245,289	23,703,624
Series 2009-2 AS
5.506% 2/25/39 ●∑	2,122,399	287,168
Series 2009-68 SA
6.556% 9/25/39 ●∑	468,126	89,890
Series 2009-94 AC
5.00% 11/25/39	283,220	310,697
Series 2010-41 PN
4.50% 4/25/40	475,000	520,435
Series 2010-43 HJ
5.50% 5/25/40	154,870	175,849
Series 2010-96 DC
4.00% 9/25/25	753,482	799,112
Series 2010-123 FE
0.674% 11/25/40 ●	3,387,821	3,407,501

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2011-118 DC
4.00% 11/25/41	1,979,625	$2,078,036
Series 2012-122 SD
5.906% 11/25/42 ●∑	795,319	196,588
Series 2013-38 AI
3.00% 4/25/33 ∑	2,108,053	302,700
Series 2013-44 DI
3.00% 5/25/33 ∑	3,200,116	462,282
Series 2014-36 ZE
3.00% 6/25/44	631,741	573,476
Fannie Mae Whole Loan Trust
Series 2004-W15 1A1
6.00% 8/25/44	67,701	75,527
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	46,336	52,564
Series 2165 PE
6.00% 6/15/29	129,679	147,560
Series 2326 ZQ
6.50% 6/15/31	78,072	88,607
Series 2557 WE
5.00% 1/15/18	148,188	153,335
Series 2827 TE
5.00% 4/15/33	125,040	126,902
Series 2915 KD
5.00% 9/15/33	5,093	5,096
Series 2987 KG
5.00% 12/15/34	3,696	3,697
Series 3143 BC
5.50% 2/15/36	3,385,966	3,807,773
Series 3289 SA
6.543% 3/15/37 ●∑	1,536,513	290,985
Series 3656 PM
5.00% 4/15/40	579,577	641,277
Series 4065 DE
3.00% 6/15/32	120,000	122,137
Series 4185 LI
3.00% 3/15/33 ∑	778,061	111,065
Series 4191 CI
3.00% 4/15/33 ∑	326,297	43,852
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA1 M1
1.094% 10/25/27 ●	481,196	478,996
Freddie Mac Structured Pass Through Securities
Series T-54 2A
6.50% 2/25/43 ¿	18,696	22,271

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac Structured Pass Through Securities
Series T-58 2A
6.50% 9/25/43 ¿	9,575	$11,073
GNMA
Series 2008-65 SB
5.784% 8/20/38 ●∑	1,439,304	240,414
Series 2009-2 SE
5.604% 1/20/39 ●∑	4,111,727	680,145
Series 2010-113 KE
4.50% 9/20/40	1,170,000	1,306,767
Series 2011-H21 FT
1.03% 10/20/61 ●	13,212,581	13,274,112
Series 2011-H23 FA
0.892% 10/20/61 ●	8,672,871	8,742,983
Series 2012-H08 FB
0.792% 3/20/62 ●	1,285,025	1,288,100
Series 2012-H18 NA
0.712% 8/20/62 ●	769,385	770,358
Series 2012-H29 SA
0.707% 10/20/62 ●	5,993,480	5,991,449
Series 2015-H10 FA
0.792% 4/20/65 ●	17,895,334	17,763,947
Series 2015-H11 FC
0.742% 5/20/65 ●	2,288,996	2,282,447
Series 2015-H12 FB
0.792% 5/20/65 ●	8,907,285	8,972,870
Series 2015-H20 FB
0.792% 8/20/65 ●	2,300,655	2,289,042

Total Agency Collateralized Mortgage Obligations (cost $113,082,140)		114,736,282

Agency Mortgage-Backed Securities – 22.80%

Fannie Mae
5.50% 3/1/37	29,257	31,784
5.50% 7/1/37	200,423	217,697
6.50% 8/1/17	5,780	5,930
Fannie Mae ARM
2.112% 7/1/37 ●	74,354	78,441
2.277% 10/1/33 ●	14,281	14,898
2.417% 5/1/43 ●	446,354	455,246
2.457% 11/1/35 ●	53,019	56,401
2.553% 6/1/43 ●	147,652	151,472
2.576% 8/1/35 ●	17,560	18,551
2.913% 7/1/45 ●	299,468	308,513
3.076% 4/1/44 ●	1,755,568	1,826,534
3.18% 4/1/44 ●	580,417	604,067
3.26% 3/1/44 ●	645,798	674,617
3.288% 9/1/43 ●	433,736	453,441

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae ARM
6.099% 8/1/37 ●	36,061	$37,590
Fannie Mae Relocation 30 yr
5.00% 11/1/33	1,087	1,187
5.00% 1/1/34	3,342	3,646
5.00% 11/1/34	8,183	8,929
5.00% 4/1/35	6,703	7,310
5.00% 10/1/35	10,924	11,920
5.00% 1/1/36	22,510	24,554
Fannie Mae S.F. 15 yr
2.50% 2/1/28	1,109,078	1,141,197
2.50% 5/1/28	155,534	160,038
3.00% 5/1/28	105,052	109,736
3.50% 7/1/26	306,029	324,534
3.50% 12/1/28	129,486	137,868
4.00% 5/1/24	1,967,219	2,088,633
4.00% 7/1/24	10,229	10,865
4.00% 5/1/25	206,683	219,987
4.00% 9/1/25	24,381	25,902
4.00% 11/1/25	1,020,193	1,086,242
4.00% 1/1/26	26,001	27,228
4.00% 12/1/26	339,468	360,609
4.00% 1/1/27	25,444	27,083
4.00% 5/1/27	738,264	785,815
4.00% 8/1/27	445,100	473,811
4.50% 8/1/18	54,634	56,626
4.50% 7/1/20	182,572	189,729
5.00% 12/1/20	39,351	41,846
5.00% 6/1/23	72,305	77,654
Fannie Mae S.F. 20 yr
3.00% 2/1/33	56,650	58,788
3.00% 8/1/33	204,603	212,590
3.50% 4/1/33	57,612	60,992
3.50% 9/1/33	296,851	314,504
4.00% 1/1/31	100,310	108,121
4.00% 2/1/31	280,141	301,976
5.00% 11/1/23	22,043	24,255
5.00% 2/1/30	151,917	167,326
5.50% 11/1/25	34,549	38,554
5.50% 8/1/28	348,420	388,651
5.50% 12/1/29	29,176	32,550
6.00% 9/1/29	224,059	252,525
Fannie Mae S.F. 30 yr
3.00% 7/1/42	382,026	388,710
3.00% 10/1/42	6,366,981	6,475,462
3.00% 12/1/42	1,007,786	1,025,027
3.00% 1/1/43	2,321,653	2,360,565
3.00% 2/1/43	245,698	249,816
3.00% 4/1/43	3,358,053	3,413,818

(continues	)	9

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
3.00% 5/1/43	357,741	$363,596
4.00% 10/1/40	36,967	39,458
4.00% 11/1/40	224,837	240,415
4.00% 7/1/41	735,541	787,911
4.00% 8/1/43	174,197	186,962
4.00% 7/1/44	748,230	805,670
4.50% 5/1/35	146,586	160,256
4.50% 8/1/35	294,487	320,282
4.50% 9/1/35	258,945	281,702
4.50% 7/1/36	127,586	138,808
4.50% 5/1/39	999,705	1,087,906
4.50% 11/1/40	309,440	336,293
4.50% 3/1/41	595,176	646,756
4.50% 4/1/41	959,845	1,043,328
4.50% 10/1/41	349,880	380,312
4.50% 1/1/42	9,620,711	10,450,988
4.50% 11/1/43	997,815	1,082,699
4.50% 9/1/44	1,030,489	1,120,006
4.50% 10/1/44	3,186,757	3,464,282
4.50% 2/1/45	7,188,661	7,803,048
5.00% 3/1/34	4,219	4,671
5.00% 4/1/34	24,864	27,520
5.00% 8/1/34	40,897	45,271
5.00% 4/1/35	8,544	9,531
5.00% 10/1/35	363,234	400,278
5.00% 11/1/35	109,759	120,978
5.00% 2/1/36	152,444	168,013
5.00% 2/1/37	322,386	356,760
5.00% 4/1/37	100,097	110,364
5.00% 8/1/37	269,785	297,797
5.00% 12/1/37	4,521	4,974
5.00% 2/1/38	95,615	105,335
5.00% 3/1/38	213,722	235,164
5.00% 6/1/38	14,480	15,932
5.00% 2/1/39	6,587	7,248
5.00% 5/1/40	128,691	141,980
5.50% 12/1/32	20,575	23,164
5.50% 2/1/33	60,127	67,369
5.50% 12/1/33	31,521	35,863
5.50% 11/1/34	105,650	118,986
5.50% 2/1/35	1,482,420	1,674,266
5.50% 3/1/35	50,349	56,418
5.50% 6/1/35	72,429	80,852
5.50% 1/1/36	571,307	643,726
5.50% 4/1/36	1,504,267	1,689,460
5.50% 7/1/36	30,898	34,795
5.50% 1/1/37	457,774	513,409
5.50% 2/1/37	573,970	643,139

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 8/1/37	25,772	$29,017
5.50% 1/1/38	437,007	488,383
5.50% 2/1/38	334,081	375,519
5.50% 3/1/38	206,372	232,013
5.50% 4/1/38	1,661,548	1,856,901
5.50% 6/1/38	18,988	21,248
5.50% 11/1/38	1,584,160	1,768,605
5.50% 2/1/39	7,624,849	8,582,896
5.50% 10/1/39	884,333	986,714
5.50% 7/1/40	275,171	308,330
5.50% 9/1/41	112,753	126,241
6.00% 4/1/35	319,411	363,327
6.00% 5/1/36	75,689	85,547
6.00% 6/1/36	36,257	40,992
6.00% 9/1/36	33,842	38,598
6.00% 12/1/36	39,887	45,264
6.00% 2/1/37	116,666	131,890
6.00% 5/1/37	305,263	344,602
6.00% 6/1/37	22,096	25,091
6.00% 7/1/37	238,409	269,347
6.00% 8/1/37	300,166	339,571
6.00% 9/1/37	812,231	917,606
6.00% 11/1/37	46,695	52,629
6.00% 5/1/38	1,053,587	1,190,110
6.00% 7/1/38	14,163	15,973
6.00% 8/1/38	175,431	197,571
6.00% 9/1/38	997,689	1,129,964
6.00% 10/1/38	425,917	481,084
6.00% 11/1/38	98,201	111,730
6.00% 12/1/38	290,440	328,508
6.00% 1/1/39	181,132	204,853
6.00% 2/1/39	319,525	360,858
6.00% 9/1/39	553,768	625,355
6.00% 10/1/39	102,214	115,523
6.00% 3/1/40	162,268	183,652
6.00% 7/1/40	660,138	744,516
6.00% 9/1/40	144,000	162,815
6.00% 11/1/40	63,672	72,543
6.00% 5/1/41	950,747	1,074,055
6.50% 11/1/33	5,861	6,708
6.50% 2/1/36	96,177	109,870
6.50% 3/1/36	90,318	103,177
6.50% 6/1/36	237,077	282,725
6.50% 2/1/38	42,725	48,808
6.50% 11/1/38	12,382	14,145
6.50% 3/1/40	2,127,704	2,459,411
7.50% 3/1/32	482	531
7.50% 4/1/32	1,904	2,259

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
7.50% 6/1/32	1,531	$1,676
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/45	39,000,000	39,524,063
3.00% 11/1/45	60,641,000	61,327,947
3.50% 10/1/45	40,000,000	41,726,248
3.50% 11/1/45	56,000,000	58,292,058
4.00% 10/1/45	34,000,000	36,267,120
4.00% 11/1/45	65,000,000	69,207,249
4.50% 10/1/45	32,000,000	34,688,499
4.50% 11/1/45 ¥	10,535,000	11,410,228
Freddie Mac ARM
2.342% 12/1/33 ●	56,769	60,523
2.46% 4/1/34 ●	2,086	2,215
2.477% 7/1/36 ●	43,426	46,220
2.515% 1/1/44 ●	1,229,454	1,266,489
2.807% 5/1/37 ●	405,187	433,864
2.958% 10/1/45 ●	627,000	645,564
5.375% 2/1/38 ●	150,702	160,810
Freddie Mac Relocation 30 yr
5.00% 9/1/33	292	317
Freddie Mac S.F. 15 yr
2.50% 3/1/28	233,962	240,868
3.50% 10/1/26	109,838	116,665
4.00% 4/1/25	47,078	50,423
4.00% 5/1/25	61,888	66,256
4.00% 8/1/25	210,302	225,225
4.00% 11/1/26	267,434	284,229
4.50% 5/1/20	114,075	118,537
4.50% 7/1/25	60,408	64,430
4.50% 6/1/26	156,826	167,295
4.50% 9/1/26	289,582	309,258
5.00% 6/1/18	28,733	29,874
Freddie Mac S.F. 20 yr
3.50% 1/1/34	502,447	530,679
4.00% 11/1/32	140,652	151,530
5.50% 10/1/23	67,070	74,274
5.50% 8/1/24	20,554	22,769
Freddie Mac S.F. 30 yr
3.00% 10/1/42	440,511	447,206
3.00% 11/1/42	384,950	391,309
4.50% 10/1/39	166,745	180,784
5.50% 3/1/34	45,621	50,873
5.50% 12/1/34	41,482	46,291
5.50% 6/1/36	24,921	27,581
5.50% 11/1/36	54,896	60,755
5.50% 12/1/36	12,405	13,743
5.50% 4/1/38	242,495	268,552
5.50% 6/1/38	31,860	35,261

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
5.50% 6/1/39	255,346	$282,690
5.50% 3/1/40	142,859	158,205
5.50% 8/1/40	549,286	608,025
5.50% 1/1/41	156,659	173,507
5.50% 6/1/41	659,862	730,727
6.00% 2/1/36	356,678	407,324
6.00% 3/1/36	146,125	164,702
6.00% 1/1/38	55,545	62,636
6.00% 6/1/38	154,065	173,362
6.00% 8/1/38	243,629	277,777
6.00% 5/1/40	383,178	435,607
6.00% 7/1/40	414,821	465,850
6.50% 11/1/33	28,527	33,108
6.50% 1/1/35	138,361	167,352
6.50% 8/1/38	49,815	56,950
6.50% 4/1/39	242,861	277,642
7.00% 1/1/38	31,154	34,040
Freddie Mac S.F. 30 yr TBA
3.50% 11/1/45	6,000,000	6,229,453
GNMA I S.F. 30 yr
5.00% 6/15/40	84,120	93,446
7.00% 12/15/34	219,687	264,787
GNMA II S.F. 30 yr
6.00% 4/20/34	7,857	8,917
GNMA II S.F. 30 yr TBA
4.00% 10/1/45	1,000,000	1,065,410
4.00% 11/1/45	5,000,000	5,320,412

Total Agency Mortgage-Backed Securities (cost $466,377,900)		470,571,063

Agency Obligations – 0.08%

Federal National Mortgage Association
1.375% 4/27/18	1,000,000	1,005,502
Tennessee Valley Authority
4.25% 9/15/65	620,000	625,024

Total Agency Obligations (cost $1,604,659)		1,630,526

Collateralized Debt Obligations – 1.88%

ACAS CLO
Series 2007-1A A1S 144A
0.497% 4/20/21 #●	260,827	259,419
ALM VII
Series 2012-7A A1 144A
1.707% 10/19/24 #●	250,000	248,775

(continues	)	11

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)

Collateralized Debt Obligations (continued)

ALM VII
Series 2013-8A A1B 144A
1.937% 1/20/26 #●		400,000	$402,800
Avery Point III CLO
Series 2013-3A A 144A
1.687% 1/18/25 #●		1,000,000	988,700
Avery Point VI CLO
Series 2015-6A A 144A
1.83% 8/5/27 #●		250,000	248,475
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
1.777% 7/20/26 #●		2,400,000	2,382,720
Carlyle Global Market Strategies CLO
Series 2012-1A AR 144A
1.505% 4/20/22 #●		4,800,000	4,780,320
Cavalry CLO V
Series 2014-5A A 144A
1.659% 1/16/24 #●		400,000	398,720
Cent CLO 21
Series 2014-21A A1B
144A 1.685% 7/27/26 #●		1,250,000	1,234,375
CIFC Funding 2014-II
Series 2014-2A A1L 144A
1.809% 5/24/26 #●		250,000	247,825
Cordatus CLO I
Series 2006-1X A1
0.283% 1/30/24 ●	EUR	5,003,025	5,535,035
Doral CLO II
Series 2012-2A A1R 144A
1.532% 5/26/23 #●		469,092	464,870
Elm CLO
Series 2014-1A A 144A
1.689% 1/17/23 #●		589,690	587,449
Euro-Galaxy CLO
Series 2006-1X A2
0.221% 10/23/21 ●	EUR	605,477	672,365
Franklin CLO V
Series 5A A2 144A
0.597% 6/15/18 #●		400,289	397,927
Fraser Sullivan CLO VII
Series 2012-7A A1R 144A
1.362% 4/20/23 #●		390,722	388,260
Harvest CLO
Series V-A1D
0.266% 4/5/24 ●	EUR	2,519,744	2,815,561
Jubilee CDO I-R
Series I-RX A
0.258% 7/30/24 ●	EUR	3,234,524	3,567,632
KVK CLO
Series 2012-1A A 144A
1.659% 7/15/23 #●		750,000	747,450

	Principal amount°		Value (U.S. $)

Collateralized Debt Obligations (continued)

Lockwood Grove CLO
Series 2014-1A A1 144A
1.665% 1/25/24 #●		400,000	$397,360
Madison Park Funding IX
Series 2012-9AR AR 144A
1.611% 8/15/22 #●		500,000	494,600
Magnetite IX
Series 2014-9A A1 144A
1.715% 7/25/26 #●		2,405,000	2,381,431
Neuberger Berman CLO XVII
Series 2014-17A A 144A
1.779% 8/4/25 #●		1,100,000	1,091,640
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
1.718% 7/15/27 #●		1,300,000	1,283,490
OHA Credit Partners VI
Series 2012-6A AR 144A
1.531% 5/15/23 #●		4,600,000	4,584,820
Queen Street CLO II
Series 2007-1X A1
0.246% 8/15/24 ●	EUR	176,449	196,514
Stoney Lane Funding I
Series 2007-1A A1 144A
0.529% 4/18/22 #●		606,539	592,467
Symphony CLO VII
Series 2011-7A A 144A
1.544% 7/28/21 #●		432,775	431,996
Venture XI CLO
Series 2012-11AR AR 144A
1.609% 11/14/22 #●		750,000	745,875
Voya CLO
Series 2012-2AR AR 144A
1.589% 10/15/22 #●		200,000	199,160

Total Collateralized Debt Obligations (cost $38,740,876)			38,768,031

Commercial Mortgage-Backed Securities – 4.11%

BAMLL Commercial Mortgage Securities Trust
Series 2015-ASHF A 144A
1.418% 1/15/28 #●		900,000	898,713
Banc of America Commercial Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●		210,000	211,088
Series 2007-4 AM
6.002% 2/10/51 ●		505,000	538,245

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

Bank of America Re-REMIC
Series 2009-UBER2 144A
5.811% 2/24/51 #●	2,018,915	$2,095,856
BBCMS Trust
Series 2015-RRI A 144A
1.357% 5/15/32 #●	5,100,000	5,060,082
CD Commercial Mortgage Trust
Series 2005-CD1 AJ
5.289% 7/15/44 ●	164,585	164,512
Series 2005-CD1 C
5.289% 7/15/44 ●	250,000	249,770
CFCRE Commercial Mortgage Trust
Series 2011-C1 144A
3.759% 4/15/44 #	353,651	356,308
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	1,100,000	1,146,593
Series 2015-GC27 A5
3.137% 2/10/48	970,000	966,678
COMM Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	470,000	497,416
Series 2014-CR20 A4
3.59% 11/10/47	910,000	946,767
Series 2014-CR20 AM
3.938% 11/10/47	2,225,000	2,314,955
Series 2014-CR21 A3
3.528% 12/10/47	4,549,000	4,708,988
Series 2015-CR23 A4
3.497% 5/10/48	1,110,000	1,149,422
Commercial Mortgage Trust
Series 2006-GG7 A4
6.014% 7/10/38 ●	1,060,467	1,072,858
CSMC
Series 2010-UD1 A 144A
5.931% 12/16/49 #●	1,713,187	1,765,973
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	2,050,000	2,314,071
Series 2011-LC1A C 144A
5.735% 11/10/46 #●	815,000	908,776
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.781% 11/25/49 #●	485,000	524,473
Series 2011-K15 B 144A
5.116% 8/25/44 #●	75,000	83,074
Series 2012-K19 B 144A
4.175% 5/25/45 #●	145,000	154,405

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2012-K22 B 144A
3.812% 8/25/45 #●	665,000	$679,565
Series 2012-K708 B 144A
3.886% 2/25/45 #●	1,705,000	1,776,557
Series 2012-K708 C 144A
3.886% 2/25/45 #●	230,000	235,195
Series 2012-K711 B 144A
3.684% 8/25/45 #●	820,000	855,421
Series 2013-K33 B 144A
3.618% 8/25/46 #●	505,000	508,148
Series 2013-K712 B 144A
3.484% 5/25/45 #●	2,215,000	2,276,287
Series 2013-K713 B 144A
3.274% 4/25/46 #●	1,215,000	1,238,181
Series 2013-K713 C 144A
3.274% 4/25/46 #●	1,000,000	996,288
German Residential Funding
Series 2013-1 A
1.117% 8/27/24 ●	EUR 4,013,247	4,520,277
Series 2013-1 B
1.567% 8/27/24 ●	EUR 2,893,271	3,250,722
Series 2013-2 A
0.967% 11/27/24 ●	EUR 2,922,577	3,276,301
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	2,200,000	2,299,222
GS Mortgage Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 ●	347,301	347,315
Series 2010-C1 A2 144A
4.592% 8/10/43 #	1,415,000	1,552,774
Series 2010-C1 C 144A
5.635% 8/10/43 #●	375,000	415,225
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	3,540,000	3,548,337
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	1,620,000	1,624,760
Hyatt Hotel Portfolio Trust
Series 2015-HYT A 144A
1.457% 11/15/29 #●	900,000	899,331
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	882,237	882,182
Series 2014-C22 B
4.713% 9/15/47 ●	470,000	488,195

(continues	)	13

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E
5.675% 8/12/37 ●	230,000	$251,368
Series 2005-LDP4 AJ
5.04% 10/15/42 ●	625,694	625,535
Series 2005-LDP5 D
5.563% 12/15/44 ●	420,000	419,035
Series 2006-LDP8 A1A
5.397% 5/15/45	438,764	449,553
Series 2006-LDP8 AM
5.44% 5/15/45	5,268,000	5,412,038
Series 2007-LDPX A3
5.42% 1/15/49	1,061,422	1,101,666
Series 2011-C5 C 144A
5.50% 8/15/46 #●	410,000	447,139
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	28,852	29,122
Series 2006-C6 AJ
5.452% 9/15/39 ●	920,000	949,915
Series 2006-C6 AM
5.413% 9/15/39	2,445,000	2,528,480
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4
3.719% 7/15/50	630,000	658,304
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.397% 11/14/42 ●	615,000	614,529
Series 2005-HQ7 C
5.397% 11/14/42 ●	870,000	868,926
Series 2006-TOP21 AM
5.204% 10/12/52 ●	600,000	602,431
Series 2015-XLF1 A 144A
1.356% 8/14/31 #●	1,900,000	1,891,678
Morgan Stanley Re-REMIC Trust
Series 2009-GG10 A4A
144A 5.988% 8/12/45 #●	4,021,830	4,222,724
TimberStar Trust I
Series 2006-1A A 144A
5.668% 10/15/36 #	415,000	430,345
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28 A4FL 144A
0.357% 10/15/48 #●	865,313	858,417
Series 2007-C31 A5FL
144A 0.417% 4/15/47 #●	400,000	389,042

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

Wachovia Bank Commercial Mortgage Trust
Series 2007-C32 A4FL
144A 0.382% 6/15/49 #●	700,000	$688,321
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	1,020,000	1,037,933
WFRBS Commercial Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	545,000	580,186

Total Commercial Mortgage-Backed Securities (cost $84,897,503)		84,855,993

Convertible Bonds – 0.80%

Abengoa 144A 5.125% exercise price $37.29, expiration date 2/23/17 #	600,000	272,625
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18 @	614,000	620,907
Ares Capital 5.75% exercise price $18.36, expiration date 2/1/16	206,000	207,803
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	442,000	458,023
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	291,000	392,486
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	710,000	745,944
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	275,000	261,594
Campus Crest Communities Operating Partnership 144A 5.00% exercise price $12.56, expiration date 10/11/18 #	604,000	569,648
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	552,000	514,050

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Cemex 3.72% exercise price $11.90, expiration date 3/15/20	391,000	$356,787
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18 @	563,000	494,736
Chesapeake Energy
2.25% exercise price $80.28, expiration date 12/14/38	206,000	147,290
2.50% exercise price $47.55, expiration date 5/15/37	14,000	12,110
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	283,000	355,342
GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18 @	343,000	324,778
General Cable 4.50% exercise price $33.77, expiration date 11/15/29 @f	634,000	383,966
Gilead Sciences 1.625% exercise price $22.53, expiration date 4/29/16	131,000	561,827
HealthSouth 2.00% exercise price $38.30, expiration date 11/30/43	297,000	337,095
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	410,000	336,713
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	259,000	349,974
Huron Consulting Group 1.25% exercise price $79.89, expiration date 9/27/19	135,000	140,822
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	113,000	237,159
inContact 144A 2.50% exercise price $14.23, expiration date 4/1/22 #	507,000	423,028
Intel 3.25% exercise price $21.47, expiration date 8/1/39	200,000	302,126
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	483,000	575,374

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Jefferies Group 3.875% exercise price $44.69, expiration date 10/31/29	474,000	$483,480
Liberty Interactive 144A 1.00% exercise price $64.26, expiration date 9/28/43 #	447,000	402,300
Meritor 4.00% exercise price $26.73, expiration date 2/12/27 f	608,000	603,820
Microchip Technology 144A 1.625% exercise price $67.13, expiration date 2/13/25 #	224,000	215,460
Novellus Systems 2.625% exercise price $34.51, expiration date 5/14/41	268,000	526,117
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	35,000	35,809
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	498,000	630,281
NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19 #	262,000	290,656
Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20 #	101,000	138,433
PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19 #	540,000	528,863
SanDisk 1.50% exercise price $50.68, expiration date 8/11/17	111,000	138,334
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18 @	374,000	341,832
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21 @	572,000	523,025
SunEdison 144A 3.375% exercise price $38.65, expiration date 5/30/25 #	338,000	173,436
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19 @	128,000	96,960

(continues	)	15

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)

Convertible Bonds (continued)

TPG Specialty Lending 4.50% exercise price $25.83, expiration date 12/15/19 @		372,000	$365,490
Vector Group
1.75% exercise price $24.64, expiration date 4/15/20 ●		473,000	530,351
2.50% exercise price $15.98, expiration date 1/14/19 ●		147,000	221,898
VEREIT 3.75% exercise price $15.15, expiration date 12/14/20 @		465,000	430,418
VeriSign 4.297% exercise price $34.37, expiration date 8/15/37		175,000	366,078

Total Convertible Bonds (cost $18,500,431)			16,425,248

Corporate Bonds – 38.26%

Banking – 11.09%
Abbey National Treasury Services
0.846% 3/13/17 ●		225,000	224,655
1.179% 8/24/18 ●		730,000	731,557
Ally Financial
3.50% 7/18/16		200,000	201,004
4.75% 9/10/18		200,000	204,250
5.50% 2/15/17		1,800,000	1,849,500
ANZ New Zealand International 144A 2.60% 9/23/19 #		200,000	202,470
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	151,000	118,012
4.75% 5/13/27 ●	AUD	200,000	143,589
Banco Bilbao Vizcaya Argentaria 6.75% 12/29/49 ●	EUR	400,000	429,473
Banco Bilbao Vizcaya Argentaria Colombia 144A 4.875% 4/21/25 #		640,000	611,008
Banco Votorantim 144A 5.25% 2/11/16 #		2,300,000	2,294,250
Bank of America
0.637% 6/15/17 ●		3,800,000	3,775,703
1.329% 1/15/19 ●		830,000	837,038
2.60% 1/15/19		1,200,000	1,213,140

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Bank of America
3.30% 1/11/23		716,000	$711,665
3.95% 4/21/25		2,550,000	2,485,602
5.65% 5/1/18		3,300,000	3,602,828
5.75% 12/1/17		700,000	757,047
6.00% 9/1/17		1,700,000	1,832,998
6.40% 8/28/17		1,000,000	1,085,676
6.875% 4/25/18		4,125,000	4,612,987
7.625% 6/1/19		800,000	942,309
Bank of Montreal 0.809% 7/15/16 ●		565,000	566,503
Bank of New York Mellon
0.813% 9/11/19 ●		830,000	825,214
2.15% 2/24/20		1,960,000	1,963,016
Bank of Nova Scotia 0.809% 7/15/16 ●		835,000	837,349
Barclays 5.25% 8/17/45		200,000	202,337
Barclays Bank 7.625% 11/21/22		1,200,000	1,347,000
BB&T
0.96% 2/1/19 ●		750,000	747,626
1.197% 6/15/18 ●		65,000	65,330
5.25% 11/1/19		1,241,000	1,375,429
BBVA Banco Continental 144A 2.25% 7/29/16 #		900,000	905,580
BBVA Bancomer
144A 6.50% 3/10/21 #		810,000	868,523
144A 7.25% 4/22/20 #		100,000	108,900
BNP Paribas 144A 7.375% 8/19/25 #●		2,300,000	2,317,250
Branch Banking & Trust 3.80% 10/30/26		1,270,000	1,290,218
Capital One 2.35% 8/17/18		870,000	873,008
CIT Group
5.25% 3/15/18		6,100,000	6,283,000
144A 5.50% 2/15/19 #		2,800,000	2,912,000
Citigroup
1.177% 7/30/18 ●		1,000,000	1,000,113
4.05% 7/30/22		150,000	153,139
6.125% 5/15/18		2,300,000	2,543,821
8.50% 5/22/19		1,400,000	1,691,655
City National 5.25% 9/15/20		770,000	878,686
Compass Bank 3.875% 4/10/25		1,145,000	1,069,452
Cooperatieve Centrale Raiffeisen-Boerenleenbank 2.50% 9/4/20	NOK	1,740,000	213,991

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.25% 1/13/22	AUD	353,000	$257,754
4.375% 8/4/25		2,000,000	2,005,402
6.875% 3/19/20	EUR	2,400,000	3,160,339
Credit Agricole 144A 1.302% 6/10/20 #@●		1,000,000	1,000,860
Credit Suisse Group 144A 6.25% 12/29/49 #●		270,000	253,955
Credit Suisse Group Funding Guernsey
144A 3.75% 3/26/25 #		905,000	880,627
144A 3.80% 9/15/22 #		3,100,000	3,101,153
DBS Bank 144A 3.625% 9/21/22 #●		700,000	716,790
Depfa ACS Bank
4.875% 10/28/15		4,400,000	4,416,672
4.875% 5/21/19	EUR	2,500,000	3,255,696
DNB Bank 144A 3.20% 4/3/17 #		3,300,000	3,386,810
Eksportfinans
2.375% 5/25/16		500,000	501,325
5.50% 5/25/16		800,000	817,400
5.50% 6/26/17		600,000	632,850
Export-Import Bank of Korea
1.184% 9/17/16 ●		900,000	903,195
1.25% 11/20/15		400,000	400,256
4.375% 9/15/21		700,000	770,397
5.00% 4/11/22		2,000,000	2,246,782
5.125% 6/29/20		1,500,000	1,682,517
Fifth Third Bancorp 2.875% 7/27/20		435,000	439,066
Fifth Third Bank 1.243% 8/20/18 ●		905,000	906,410
Finnvera 144A 2.375% 6/4/25 #		1,355,000	1,342,249
Goldman Sachs Group
0.769% 3/22/16 ●		300,000	299,967
0.999% 5/22/17 ●		1,800,000	1,799,725
1.421% 11/15/18 ●		420,000	422,841
1.454% 4/23/20 ●¥		1,800,000	1,806,664
1.537% 9/15/20 ●		1,700,000	1,702,069
3.435% 8/21/19 ●	AUD	140,000	98,544
3.55% 2/12/21	CAD	100,000	78,526
5.20% 12/17/19	NZD	932,000	624,000
5.35% 1/15/16		1,400,000	1,417,947
5.95% 1/18/18		700,000	765,003
6.25% 9/1/17		1,100,000	1,195,737
HBOS 1.032% 9/6/17 ●		500,000	497,188

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
HSBC Bank 144A 0.961% 5/15/18 #●		620,000	$619,084
HSBC Holdings 6.375% 3/29/49 ●		2,200,000	2,103,750
HSBC USA 2.75% 8/7/20		870,000	873,744
ICICI Bank 4.75% 11/25/16		2,600,000	2,686,861
Industrial & Commercial Bank of China 144A 4.875% 9/21/25 #		905,000	893,671
ING Bank 144A 1.101% 8/17/18 #@●		4,500,000	4,509,441
ING Groep
6.00% 12/29/49 ●		530,000	522,713
6.50% 12/29/49 ●		1,130,000	1,078,444
JPMorgan Chase
0.924% 1/28/19 ●		574,000	572,195
1.50% 1/27/25	EUR	903,000	981,391
2.25% 1/23/20		10,275,000	10,195,749
2.75% 6/23/20		105,000	105,967
3.15% 7/5/16		100,000	101,704
4.25% 11/2/18	NZD	570,000	371,107
4.25% 10/1/27		270,000	269,522
4.40% 7/22/20		400,000	432,164
5.30% 12/29/49 ●		2,300,000	2,265,500
6.30% 4/23/19		300,000	341,270
JPMorgan Chase Bank
0.666% 6/13/16 ●		500,000	499,015
4.375% 11/30/21 ●	EUR	2,600,000	3,012,780
6.00% 10/1/17		600,000	648,550
KBC Bank 8.00% 1/25/23 ●		2,200,000	2,410,210
KEB Hana Bank 1.375% 2/5/16		1,800,000	1,801,597
KeyBank
3.18% 5/22/22		250,000	253,470
3.30% 6/1/25		1,240,000	1,229,827
6.95% 2/1/28		1,220,000	1,556,008
KeyCorp 2.90% 9/15/20		2,500,000	2,521,587
Korea Development Bank 1.50% 1/22/18		900,000	894,415
Lloyds Bank
1.101% 8/17/18 ●		3,200,000	3,200,394
1.75% 5/14/18		400,000	399,446
Lloyds Banking Group
7.50% 4/30/49 ●		1,005,000	1,028,517
7.625% 12/29/49 ●	GBP	200,000	306,342
7.875% 12/29/49 ●	GBP	200,000	312,200
Morgan Stanley 1.143% 1/24/19 ●		369,000	369,521

(continues	)	17

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Morgan Stanley
1.435% 1/27/20 ●		845,000	$852,218
2.125% 4/25/18		3,450,000	3,471,607
3.125% 8/5/21	CAD	387,000	296,048
3.45% 11/2/15		1,000,000	1,002,269
4.35% 9/8/26		140,000	141,025
5.00% 9/30/21	AUD	359,000	266,719
5.45% 1/9/17		700,000	735,373
MUFG Americas Holdings
2.25% 2/10/20		685,000	683,418
3.00% 2/10/25		1,595,000	1,527,618
National City Bank 0.702% 6/7/17 ●		325,000	323,291
Nordea Bank 144A 6.125% 12/29/49 #●		840,000	830,550
Nordea Kredit Realkreditak-tieselskab 2.00% 10/1/15	DKK	14,000,000	2,096,687
Novo Banco
4.00% 1/21/19	EUR	3,600,000	3,740,363
5.00% 4/4/19	EUR	50,000	52,664
5.00% 5/21/19	EUR	150,000	158,819
5.875% 11/9/15	EUR	200,000	222,937
Nykredit Realkredit 2.00% 10/1/15	DKK	15,000,000	2,246,451
PNC Bank
1.85% 7/20/18		700,000	703,282
2.30% 6/1/20		500,000	497,113
2.60% 7/21/20		700,000	707,975
3.30% 10/30/24		745,000	744,479
6.875% 4/1/18		1,415,000	1,579,434
PNC Funding 5.625% 2/1/17		225,000	237,033
Realkredit Danmark 2.00% 1/1/16	DKK	43,300,000	6,522,041
Regions Bank 2.25% 9/14/18		595,000	597,794
Royal Bank of Canada 0.624% 1/23/17 ●		530,000	530,492
Royal Bank of Scotland Group
144A 6.99% 10/29/49 #●		300,000	351,000
9.50% 3/16/22 ●		2,000,000	2,183,608
Santander Bank 1.216% 1/12/18 ●		1,400,000	1,396,388
Santander UK Group Holdings 144A 4.75% 9/15/25 #		1,760,000	1,748,704
Societe Generale 144A 4.25% 4/14/25 #@		3,600,000	3,418,758
State Street 2.55% 8/18/20		1,000,000	1,013,906

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
State Street
3.10% 5/15/23		525,000	$517,559
3.55% 8/18/25		1,075,000	1,098,120
Sumitomo Mitsui Banking 0.67% 5/2/17 ●		1,000,000	1,000,007
SunTrust Banks 2.35% 11/1/18		535,000	541,353
SVB Financial Group 3.50% 1/29/25		2,205,000	2,154,761
Toronto-Dominion Bank 0.847% 4/30/18 ●		835,000	835,079
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #		1,083,000	1,069,419
UBS
4.75% 5/22/23 ●		400,000	402,665
5.875% 12/20/17		1,163,000	1,266,706
7.25% 2/22/22 ●		2,100,000	2,189,498
7.625% 8/17/22		500,000	576,028
UBS Group Funding Jersey
144A 2.95% 9/24/20 #		1,100,000	1,103,362
144A 4.125% 9/24/25 #		1,270,000	1,266,458
US Bancorp 3.60% 9/11/24 @		1,275,000	1,296,991
US Bank
0.527% 1/30/17 ●		850,000	849,368
2.80% 1/27/25		1,285,000	1,249,240
USB Capital IX 3.50% 10/29/49 ●		1,820,000	1,483,300
Wells Fargo
0.977% 1/30/20 ●		1,180,000	1,178,688
1.25% 7/20/16		10,300,000	10,345,557
3.50% 9/12/29	GBP	196,000	301,407
4.30% 7/22/27		1,435,000	1,464,491
4.75% 8/27/24	AUD	260,000	194,144
Woori Bank
144A 2.875% 10/2/18 #		565,000	577,992
144A 4.75% 4/30/24 #		1,000,000	1,035,222
Zions Bancorporation 4.50% 6/13/23		830,000	863,208

			228,801,460

Basic Industry – 1.49%
AECOM
144A 5.75% 10/15/22 #		112,000	112,911
144A 5.875% 10/15/24 #		1,605,000	1,621,050
ArcelorMittal
6.125% 6/1/25		735,000	597,187
10.60% 6/1/19		830,000	899,513
Ball 5.25% 7/1/25		610,000	603,516

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
BHP Billiton Finance 3.25% 9/25/24	GBP	223,000	$333,484
BHP Billiton Finance USA 0.577% 9/30/16 ●		500,000	499,249
CF Industries
6.875% 5/1/18		1,690,000	1,885,318
7.125% 5/1/20		300,000	353,008
Chemours
144A 6.625% 5/15/23 #		105,000	70,875
144A 7.00% 5/15/25 #		1,340,000	884,400
Corp Nacional del Cobre de Chile 144A 4.50% 9/16/25 #		920,000	885,518
Domtar 9.50% 8/1/16		327,000	350,244
Dow Chemical 8.55% 5/15/19		2,322,000	2,809,228
Georgia-Pacific
144A 2.539% 11/15/19 #		1,050,000	1,056,262
8.00% 1/15/24		1,927,000	2,501,402
Gerdau Holdings 144A 7.00% 1/20/20 #		710,000	665,625
Gerdau Trade 144A 5.75% 1/30/21 #		255,000	223,125
Glencore Finance Canada
144A 3.60% 1/15/17 #		500,000	464,860
144A 5.80% 11/15/16 #		300,000	285,074
Grace (W.R.) 144A 5.125% 10/1/21 #		130,000	128,700
HD Supply 7.50% 7/15/20		211,000	220,495
Heathrow Funding 144A 4.875% 7/15/21 #		200,000	220,149
International Paper
3.80% 1/15/26		1,295,000	1,278,576
5.00% 9/15/35		595,000	585,211
Joseph T Ryerson & Son
9.00% 10/15/17		341,000	305,195
11.25% 10/15/18 @		89,000	81,213
Lundin Mining 144A 7.50% 11/1/20 #		460,000	446,200
LyondellBasell Industries
4.625% 2/26/55		1,045,000	889,894
5.00% 4/15/19		500,000	539,510
Methanex 4.25% 12/1/24		1,270,000	1,225,084
MMC Norilsk Nickel 144A 5.55% 10/28/20 #		258,000	256,751
New Gold 144A 6.25% 11/15/22 #		22,000	18,535
NOVA Chemicals 144A 5.00% 5/1/25 #		1,156,000	1,089,530

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Novelis 8.75% 12/15/20	175,000	$169,347
OCP
144A 4.50% 10/22/25 #	1,380,000	1,297,200
144A 6.875% 4/25/44 #	535,000	539,547
Phosagro 144A 4.204% 2/13/18 #	663,000	657,447
PolyOne 5.25% 3/15/23	290,000	275,645
PPG Industries 2.30% 11/15/19	685,000	691,273
Rio Tinto Finance USA 1.174% 6/17/16 ●	420,000	420,347
Rockwood Specialties Group 4.625% 10/15/20	690,000	714,387
Tronox Finance
6.375% 8/15/20	265,000	169,600
144A 7.50% 3/15/22 #	375,000	238,125
Weyerhaeuser 4.625% 9/15/23	1,140,000	1,219,700

		30,779,510

Brokerage – 0.35%
Affiliated Managers Group 3.50% 8/1/25	930,000	896,581
Bear Stearns
6.40% 10/2/17	700,000	763,448
7.25% 2/1/18	2,000,000	2,239,814
Jefferies Group
5.125% 1/20/23	585,000	587,038
6.45% 6/8/27	331,000	344,816
6.50% 1/20/43	220,000	209,508
Lazard Group
3.75% 2/13/25	2,100,000	2,007,682
6.85% 6/15/17	215,000	232,412

		7,281,299

Capital Goods – 0.62%
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	700,000	616,140
BWAY Holding 144A 9.125% 8/15/21 #	622,000	603,340
Cemex
144A 5.875% 3/25/19 #	200,000	195,500
144A 6.50% 12/10/19 #	325,000	321,750
144A 7.25% 1/15/21 #	305,000	305,000
Cemex Finance 144A 9.375% 10/12/22 #	870,000	929,769
Crane
2.75% 12/15/18	170,000	171,650
4.45% 12/15/23	1,180,000	1,238,408

(continues	)	19

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Embraer Netherlands Finance 5.05% 6/15/25	1,085,000	$1,006,609
Fortune Brands Home & Security 3.00% 6/15/20	580,000	584,974
Gates Global 144A 6.00% 7/15/22 #	458,000	370,980
Ingersoll-Rand Global Holding 4.25% 6/15/23	180,000	186,765
Lafarge 6.50% 7/15/16	200,000	206,458
Masco 4.45% 4/1/25	545,000	553,175
Milacron 144A 7.75% 2/15/21 #	270,000	276,750
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #	240,000	241,950
Parker-Hannifin 3.30% 11/21/24	65,000	66,435
Plastipak Holdings 144A 6.50% 10/1/21 #	404,000	387,840
Reynolds Group Issuer 8.25% 2/15/21	240,000	240,600
Siemens Financierings-maatschappij
144A 0.609% 5/25/18 #●	610,000	607,007
144A 2.90% 5/27/22 #	600,000	603,318
TransDigm
6.00% 7/15/22	240,000	225,000
6.50% 7/15/24	65,000	61,415
Trinity Industries 4.55% 10/1/24 @	1,010,000	955,800
Tyco Electronics Group 0.494% 1/29/16 ●	515,000	514,829
Union Andina de Cementos 144A 5.875% 10/30/21 #	610,000	588,650
USG 6.30% 11/15/16	800,000	830,000

		12,890,112

Communications – 4.75%
Alibaba Group Holding 144A
0.845% 11/28/17 #●	345,000	343,447
144A 2.50% 11/28/19 #	7,500,000	7,374,660
144A 3.125% 11/28/21 #	1,685,000	1,622,203
Altice
144A 7.625% 2/15/25 #	200,000	177,125
144A 7.75% 5/15/22 #	280,000	255,500
Altice Financing 144A 6.625% 2/15/23 #	550,000	530,406
Altice US Finance I 144A 5.375% 7/15/23 #	500,000	481,250

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
America Movil
5.00% 3/30/20		720,000	$788,256
6.00% 6/9/19	MXN	31,600,000	1,868,184
American Tower
2.80% 6/1/20		405,000	404,602
4.00% 6/1/25		480,000	469,273
American Tower Trust I 144A 3.07% 3/15/23 #		970,000	961,188
AT&T
1.257% 6/30/20 ●		2,210,000	2,194,252
3.40% 5/15/25		3,285,000	3,141,859
4.50% 5/15/35		590,000	541,442
4.75% 5/15/46		1,440,000	1,324,561
Bell Canada 3.35% 3/22/23	CAD	219,000	166,523
Bharti Airtel 144A 4.375% 6/10/25 #		405,000	404,682
Bharti Airtel International Netherlands 144A 5.35% 5/20/24 #		615,000	660,665
CBS 4.00% 1/15/26		590,000	581,641
CC Holdings GS V 3.849% 4/15/23		450,000	449,146
CCO Holdings
144A 5.125% 5/1/23 #		440,000	406,736
5.25% 9/30/22		290,000	272,600
CCO Safari II
144A 4.464% 7/23/22 #		400,000	400,677
144A 4.908% 7/23/25 #		1,830,000	1,824,029
CenturyLink
5.80% 3/15/22		1,160,000	996,150
6.75% 12/1/23		359,000	315,471
Cequel Communications Holdings I 144A 6.375% 9/15/20 #		435,000	411,075
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #		875,000	776,125
Columbus International 144A 7.375% 3/30/21 #		1,070,000	1,111,463
Comcast 5.70% 5/15/18		1,000,000	1,106,924
Crown Castle Towers
144A 3.663% 5/15/25 #		110,000	107,224
144A 4.883% 8/15/20 #		2,090,000	2,264,269
CSC Holdings 5.25% 6/1/24		1,604,000	1,269,165
Deutsche Telekom International Finance 6.50% 4/8/22	GBP	36,000	66,155
Digicel Group 144A 8.25% 9/30/20 #		1,580,000	1,469,400

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
DigitalGlobe 144A 5.25% 2/1/21 #	1,690,000	$1,609,725
DISH DBS 5.00% 3/15/23	555,000	466,200
Frontier Communications 144A 8.875% 9/15/20 #	840,000	825,300
Gray Television 7.50% 10/1/20	695,000	714,981
Grupo Televisa 5.00% 5/13/45	245,000	222,553
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	530,000	529,147
Hughes Satellite Systems 7.625% 6/15/21	306,000	328,950
Intelsat Luxembourg
7.75% 6/1/21	315,000	209,081
8.125% 6/1/23 @	3,700,000	2,423,500
Interpublic Group 2.25% 11/15/17	15,000	15,045
KT 144A 1.75% 4/22/17 #	900,000	901,681
Level 3 Financing 144A 5.375% 5/1/25 #	1,576,000	1,502,117
Millicom International Cellular
144A 6.00% 3/15/25 #	875,000	794,063
144A 6.625% 10/15/21 #	685,000	680,890
Motorola Solutions 4.00% 9/1/24	945,000	854,319
MTN Mauritius Investments 144A 4.755% 11/11/24 #	335,000	335,208
MTS International Funding 144A 8.625% 6/22/20 #	670,000	727,955
Myriad International Holdings 144A 5.50% 7/21/25 #	1,040,000	1,022,778
NBCUniversal Enterprise 144A 0.974% 4/15/18 #●	840,000	839,721
Neptune Finco 144A 6.625% 10/15/25 #	240,000	241,800
Netflix 144A 5.875% 2/15/25 #	930,000	960,225
Nielsen Finance 144A 5.00% 4/15/22 #	355,000	345,237
Numericable-SFR 144A 6.00% 5/15/22 #	900,000	869,625
Orange 2.75% 9/14/16	100,000	101,588
SBA Tower Trust
144A 2.24% 4/16/18 #	735,000	731,320
144A 2.898% 10/15/19 #	600,000	601,914
Scripps Networks Interactive
3.50% 6/15/22	300,000	294,194
3.95% 6/15/25	660,000	640,145

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
SES 144A 3.60% 4/4/23 #		1,555,000	$1,573,225
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #		1,495,000	1,480,433
Sinclair Television Group 5.375% 4/1/21		1,405,000	1,378,656
Sirius XM Radio 144A 5.375% 4/15/25 #		1,732,000	1,658,390
Sky 144A 3.75% 9/16/24 #		1,090,000	1,076,421
Sprint
7.125% 6/15/24		1,957,000	1,511,000
7.25% 9/15/21		644,000	528,885
7.625% 2/15/25		65,000	50,497
7.875% 9/15/23		525,000	426,234
Sprint Communications
6.00% 12/1/16		4,400,000	4,345,000
9.125% 3/1/17		100,000	101,531
Telefonica Emisiones 6.421% 6/20/16		1,750,000	1,812,564
Time Warner 4.85% 7/15/45		540,000	532,030
Time Warner Cable
5.50% 9/1/41		535,000	480,716
6.75% 7/1/18		1,500,000	1,670,175
T-Mobile USA
6.125% 1/15/22		515,000	498,263
6.836% 4/28/23		690,000	684,825
Tribune Media 144A 5.875% 7/15/22 #		628,000	610,730
UPCB Finance IV 144A 5.375% 1/15/25 #		488,000	461,160
Verizon Communications
1.867% 9/15/16 ●		1,900,000	1,918,485
2.086% 9/14/18 ●		1,550,000	1,594,820
2.50% 9/15/16		138,000	139,929
2.625% 2/21/20		800,000	803,199
3.00% 11/1/21		5,000	4,993
3.25% 2/17/26	EUR	323,000	392,587
3.65% 9/14/18		1,400,000	1,476,758
4.40% 11/1/34		710,000	662,701
4.50% 9/15/20		2,000,000	2,168,982
4.862% 8/21/46		1,515,000	1,426,126
5.15% 9/15/23		3,785,000	4,188,133
Vimpel Communications 144A 7.748% 2/2/21 #		620,000	635,889
Virgin Media Finance 144A 6.375% 4/15/23 #		450,000	449,437
Virgin Media Secured Finance 144A 5.25% 1/15/26 #		990,000	913,275

(continues	)	21

Schedules of investments

Optimum Fixed Income Fund

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
VTR Finance 144A 6.875% 1/15/24 #		1,725,000	$1,569,750
Wind Acquisition Finance 144A 7.375% 4/23/21 #		395,000	391,050
WPP Finance 2010 5.625% 11/15/43		320,000	336,571
Zayo Group 144A 6.00% 4/1/23 #		695,000	675,888

			97,956,898

Consumer Cyclical – 2.99%
American Axle & Manufacturing 6.25% 3/15/21		415,000	415,519
American Honda Finance 144A 0.707% 5/26/16 #●		435,000	435,715
AutoNation
3.35% 1/15/21		225,000	227,688
4.50% 10/1/25		390,000	398,275
AutoZone 6.95% 6/15/16		300,000	312,730
Caesars Growth Properties Holdings 9.375% 5/1/22		325,000	255,937
CVS Health 2.80% 7/20/20		4,510,000	4,587,216
CVS Pass Through Trust 144A 5.773% 1/10/33 #¿		87,909	96,980
Daimler 2.75% 12/10/18	NOK	1,870,000	226,600
Daimler Finance North America
144A 0.64% 8/1/17 #●		540,000	534,377
144A 0.682% 3/10/17 #●		650,000	645,055
144A 1.01% 8/3/17 #●		4,500,000	4,481,645
144A 1.25% 1/11/16 #		1,300,000	1,301,533
144A 2.00% 8/3/18 #		3,800,000	3,746,154
144A 3.00% 3/28/16 #		280,000	282,757
Ford Motor 7.45% 7/16/31		745,000	927,754
Ford Motor Credit
0.852% 9/8/17 ●		500,000	490,107
2.24% 6/15/18		430,000	429,026
4.207% 4/15/16		1,300,000	1,320,644
5.875% 8/2/21		1,000,000	1,133,418
General Motors Financial
3.00% 9/25/17		900,000	910,800
3.20% 7/13/20		90,000	88,885
3.45% 4/10/22		1,160,000	1,117,394
4.00% 1/15/25		1,055,000	1,000,987
4.30% 7/13/25		200,000	193,863
4.375% 9/25/21		695,000	710,510
4.75% 8/15/17		900,000	934,610

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Harman International Industries 4.15% 5/15/25		1,640,000	$1,634,148
Host Hotels & Resorts 3.75% 10/15/23		1,270,000	1,245,188
Hyundai Capital America
144A 2.125% 10/2/17 #		615,000	617,310
144A 2.55% 2/6/19 #		715,000	719,320
Hyundai Capital Services 144A 1.14% 3/18/17 #●		205,000	204,592
INVISTA Finance 144A 4.25% 10/15/19 #		1,060,000	1,028,200
Kia Motors 3.625% 6/14/16		900,000	912,190
Kohl’s 4.25% 7/17/25		1,070,000	1,073,958
Landry’s 144A 9.375% 5/1/20 #		515,000	552,337
Lear 5.25% 1/15/25		725,000	714,125
Lowe’s
0.752% 9/10/19 ●		520,000	518,404
3.375% 9/15/25		760,000	768,811
Marriott International 3.375% 10/15/20		650,000	674,536
Mattamy Group 144A 6.50% 11/15/20 #		41,000	39,975
Meritor 6.75% 6/15/21		210,000	212,100
MGM Resorts International
6.00% 3/15/23		1,033,000	1,005,884
7.50% 6/1/16		100,000	103,000
10.00% 11/1/16		700,000	750,750
Nemak 144A 5.50% 2/28/23 #		1,105,000	1,088,425
PACCAR Financial 0.932% 12/6/18 ●		835,000	838,404
QVC
4.375% 3/15/23		1,515,000	1,474,981
5.45% 8/15/34		1,080,000	967,679
RCI Banque 144A 4.60% 4/12/16 #		900,000	914,836
Sally Holdings 5.75% 6/1/22		15,000	15,713
Schaeffler Holding Finance PIK 6.875% 8/15/18 T	EUR	1,300,000	1,505,582
Signet UK Finance 4.70% 6/15/24		1,290,000	1,305,021
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @		2,280,000	2,238,119
4.50% 10/1/34 @		160,000	141,588
Target
2.30% 6/26/19		390,000	398,564
4.00% 7/1/42		140,000	138,043

22

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Toyota Credit Canada 2.05% 5/20/20	CAD	100,000	$74,941
Toyota Finance Australia
2.25% 8/31/16	NOK	110,000	13,005
3.04% 12/20/16	NZD	760,000	483,505
Toyota Motor Credit 2.80% 7/13/22		420,000	422,911
Tupy Overseas 144A 6.625% 7/17/24 #		700,000	619,500
Volkswagen International Finance 144A
0.764% 11/18/16 #●		1,620,000	1,574,520
0.875% 1/16/23	EUR	185,000	181,636
Volvo Treasury 0.935% 3/1/17 ●	SEK	1,100,000	132,766
Wyndham Worldwide 2.95% 3/1/17		700,000	708,758
Wynn Las Vegas 144A 5.50% 3/1/25 #		7,190,000	6,192,388
ZF North America Capital 144A 4.00% 4/29/20 #		400,000	381,750

			61,793,642

Consumer Non-Cyclical – 3.49%
Actavis Funding
1.30% 6/15/17		900,000	892,231
1.416% 3/12/18 ●		300,000	299,069
2.35% 3/12/18		500,000	502,285
3.00% 3/12/20		1,300,000	1,304,389
3.45% 3/15/22		1,000,000	989,953
3.80% 3/15/25		350,000	338,776
Adani Ports & Special Economic Zone 144A 3.50% 7/29/20 #		300,000	298,221
Amgen
0.929% 5/22/19 ●		1,000,000	993,301
2.30% 6/15/16		125,000	126,169
3.875% 11/15/21		470,000	495,899
4.00% 9/13/29	GBP	216,000	337,851
Anheuser-Busch InBev Finance 0.70% 2/1/19 ●		340,000	336,049
Anheuser-Busch InBev Worldwide 5.375% 1/15/20		1,000,000	1,117,578
BAT International Finance 144A 2.75% 6/15/20 #		700,000	714,240
Baxalta 144A 4.00% 6/23/25 #		800,000	802,842

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Bayer US Finance 144A 0.607% 10/6/17 #●	295,000	$293,681
Becton Dickinson 6.375% 8/1/19	1,330,000	1,521,648
Biogen
2.90% 9/15/20	125,000	126,410
4.05% 9/15/25	280,000	283,415
5.20% 9/15/45	515,000	521,621
Boston Scientific
2.65% 10/1/18	205,000	207,650
3.375% 5/15/22	3,800,000	3,801,972
6.00% 1/15/20	1,665,000	1,869,069
BRF 144A 3.95% 5/22/23 #	665,000	608,275
Campbell Soup 3.30% 3/19/25	1,275,000	1,262,351
Celgene
2.875% 8/15/20	165,000	166,685
3.25% 8/15/22	925,000	927,874
5.00% 8/15/45	150,000	149,358
Cencosud 144A 5.15% 2/12/25 #	730,000	713,875
Community Health Systems 6.875% 2/1/22	2,288,000	2,342,248
ConAgra Foods 0.662% 7/21/16 ●	260,000	259,319
DaVita HealthCare Partners 5.00% 5/1/25	2,371,000	2,282,087
EMD Finance 144A 2.95% 3/19/22 #	570,000	564,038
ENA Norte Trust 144A 4.95% 4/25/23 #	523,902	539,619
Express Scripts Holding
2.25% 6/15/19	765,000	763,269
3.50% 6/15/24	410,000	404,229
Gilead Sciences 2.55% 9/1/20	500,000	503,471
HCA
3.75% 3/15/19	1,200,000	1,200,000
5.375% 2/1/25	1,906,000	1,891,705
HealthSouth
5.125% 3/15/23	235,000	227,069
5.75% 11/1/24	178,000	176,220
144A 5.75% 9/15/25 #	190,000	184,775
HPHT Finance 15 144A 2.875% 3/17/20 #	835,000	834,824
IASIS Healthcare 8.375% 5/15/19	1,035,000	1,067,344
Immucor 11.125% 8/15/19	1,278,000	1,322,730

(continues	)	23

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Imperial Tobacco Finance
144A 2.05% 7/20/18 #@	1,300,000	$1,300,117
144A 2.95% 7/21/20 #@	700,000	704,943
JB 144A 3.75% 5/13/25 #	1,290,000	1,241,586
JBS Investments 144A 7.75% 10/28/20 #	1,090,000	1,122,700
JBS USA
144A 5.75% 6/15/25 #	602,000	556,850
144A 5.875% 7/15/24 #	320,000	300,800
Kinetic Concepts 10.50% 11/1/18	290,000	304,283
Kraft Heinz 144A 2.00% 7/2/18 #	400,000	400,823
Kroger 0.819% 10/17/16 ●	420,000	419,858
Mallinckrodt International Finance
144A 4.875% 4/15/20 #	430,000	412,263
144A 5.50% 4/15/25 #	1,447,000	1,295,065
Medtronic 0.417% 2/27/17 ●	1,430,000	1,424,549
Merck
0.684% 5/18/18 ●	680,000	681,455
0.686% 2/10/20 ●	900,000	893,792
Mondelez International 4.125% 2/9/16	750,000	758,348
Omnicare 5.00% 12/1/24	241,000	262,690
Perrigo 4.00% 11/15/23	1,125,000	1,120,166
Perrigo Finance 3.50% 12/15/21	1,975,000	1,952,623
Pfizer 0.637% 6/15/18 ●	754,000	751,834
Prestige Brands 144A 5.375% 12/15/21 #	497,000	487,060
Reynolds American
2.30% 6/12/18	910,000	920,386
3.25% 6/12/20	535,000	550,862
4.00% 6/12/22	190,000	198,825
5.85% 8/15/45	520,000	580,673
St. Jude Medical
2.80% 9/15/20	670,000	674,339
3.875% 9/15/25	910,000	924,098
Sysco
2.60% 10/1/20	860,000	861,327
3.75% 10/1/25	810,000	819,518
Tenet Healthcare 4.50% 4/1/21	380,000	375,725
Tyson Foods 2.65% 8/15/19	1,500,000	1,512,659
United Rentals North America
5.50% 7/15/25	1,351,000	1,268,251
5.75% 11/15/24	27,000	25,988

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Valeant Pharmaceuticals International
4.50% 5/15/23	EUR	4,200,000	$4,106,210
144A 5.375% 3/15/20 #		400,000	389,750
144A 5.875% 5/15/23 #		887,000	849,857
Zimmer Biomet Holdings
3.375% 11/30/21		1,290,000	1,306,133
4.625% 11/30/19		1,270,000	1,377,946
Zoetis 3.25% 2/1/23		2,335,000	2,246,170

			71,946,206

Energy – 3.06%
BP Capital Markets 4.75% 3/10/19		160,000	175,062
Bristow Group 6.25% 10/15/22		370,000	320,050
California Resources 5.00% 1/15/20		260,000	168,511
Canadian Natural Resources 0.702% 3/30/16 ●		680,000	678,584
Chaparral Energy 7.625% 11/15/22		550,000	165,000
Chesapeake Energy
3.539% 4/15/19 ●		300,000	213,750
4.875% 4/15/22		36,000	23,670
5.75% 3/15/23		159,000	104,493
Chevron 0.864% 3/3/22 ●		1,575,000	1,550,980
CNOOC Finance 2012 144A 3.875% 5/2/22 #		8,955,000	9,059,021
CNOOC Finance 2015 Australia 2.625% 5/5/20		695,000	685,779
ConocoPhillips 1.221% 5/15/22 ●		1,075,000	1,072,546
Continental Resources 4.50% 4/15/23		1,815,000	1,578,535
Devon Energy 0.877% 12/15/16 ●		500,000	494,576
Ecopetrol 5.375% 6/26/26		1,150,000	1,004,813
Energy Transfer Equity
5.50% 6/1/27		510,000	425,850
5.875% 1/15/24		24,000	21,732
Ensco 4.70% 3/15/21		1,310,000	1,104,420
Exxon Mobil 0.702% 3/6/22 ●		1,125,000	1,121,002
Freeport-McMoran Oil & Gas
6.50% 11/15/20		514,000	464,851
6.625% 5/1/21		200,000	176,500
Harvest Operations 2.125% 5/14/18		500,000	501,620

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
KazMunayGas National 144A 6.375% 4/9/21 #	405,000	$397,913
Laredo Petroleum 7.375% 5/1/22	412,000	400,670
Lukoil International Finance 144A 3.416% 4/24/18 #	515,000	496,259
Marathon Oil 3.85% 6/1/25	1,475,000	1,308,369
MarkWest Energy Partners 4.875% 12/1/24	419,000	385,480
Murphy Oil USA 6.00% 8/15/23	580,000	595,950
Newfield Exploration
5.375% 1/1/26	1,110,000	1,021,200
5.625% 7/1/24	645,000	612,750
Noble Energy 5.05% 11/15/44	705,000	612,681
Noble Holding International 4.00% 3/16/18	250,000	236,928
Oasis Petroleum 6.875% 3/15/22	557,000	444,096
ONGC Videsh 3.25% 7/15/19	400,000	402,884
PDC Energy 7.75% 10/15/22	143,000	143,000
Petrobras Global Finance
1.953% 5/20/16 ●	4,200,000	3,969,000
2.00% 5/20/16	200,000	192,500
2.429% 1/15/19 ●	1,900,000	1,315,750
2.694% 3/17/17 ●	800,000	690,000
3.214% 3/17/20 ●	160,000	109,200
3.25% 3/17/17	1,000,000	885,000
3.50% 2/6/17	600,000	535,500
4.875% 3/17/20	294,000	213,885
5.375% 1/27/21	600,000	438,000
5.875% 3/1/18	1,130,000	935,075
6.125% 10/6/16	100,000	96,950
6.85% 6/5/15	2,700,000	1,734,750
7.25% 3/17/44	600,000	400,920
7.875% 3/15/19	700,000	579,250
Petrobras International Finance 6.75% 1/27/41	300,000	197,250
Petroleos Mexicanos
144A 4.25% 1/15/25 #	400,000	367,000
6.50% 6/2/41	390,000	360,672
Petronas Global Sukuk 144A 2.707% 3/18/20 #	965,000	959,629
Pride International 6.875% 8/15/20	1,475,000	1,404,904
Regency Energy Partners 5.50% 4/15/23	220,000	213,950

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Regency Energy Partners 5.875% 3/1/22		1,495,000	$1,533,997
Shell International Finance
0.531% 11/15/16 ●		340,000	340,100
0.762% 5/11/20 ●		595,000	587,894
Sinopec Group Overseas Development 2012 144A 3.90% 5/17/22 #		3,200,000	3,247,728
Sinopec Group Overseas Development 2014 4.375% 4/10/24		4,600,000	4,799,378
Southwestern Energy
4.05% 1/23/20		100,000	99,526
7.50% 2/1/18		2,500,000	2,670,588
Statoil 0.771% 11/8/18 ●		835,000	829,982
Talisman Energy 5.50% 5/15/42		1,325,000	1,026,697
Weatherford International Bermuda 4.50% 4/15/22		535,000	433,292
Woodside Finance
144A 3.65% 3/5/25 #		1,025,000	928,972
144A 4.60% 5/10/21 #		200,000	208,241
144A 8.75% 3/1/19 #		1,125,000	1,330,439
YPF
7.821% 8/15/18 @●		352,941	348,529
144A 8.75% 4/4/24 #		460,000	408,848
144A 8.875% 12/19/18 #		510,000	494,700

			63,057,621

Finance Companies – 1.61%
AerCap Ireland Capital 4.625% 7/1/22		575,000	574,281
American Express 7.00% 3/19/18		6,600,000	7,419,324
American Express Credit 0.89% 3/18/19 ●		1,500,000	1,494,877
Citicorp Lease Pass Through Trust Series 1999-1 144A 8.04% 12/15/19 #@¿		200,000	241,156
Corp Financiera de Desarrollo
144A 4.75% 7/15/25 #		690,000	671,887
144A 5.25% 7/15/29 #●		315,000	310,275
General Electric Capital
0.684% 5/5/26 ●		920,000	862,400
144A 3.80% 6/18/19 #		345,000	370,445
4.25% 1/17/18	NZD	140,000	91,459
4.65% 10/17/21		310,000	348,962
5.55% 5/4/20		470,000	543,165

(continues	)	25

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Finance Companies (continued)
General Electric Capital
6.00% 8/7/19	1,025,000	$1,186,088
7.125% 12/29/49 ●	1,700,000	1,965,625
HSBC Finance 0.754% 6/1/16 ●¥	1,500,000	1,497,511
International Lease Finance
5.75% 5/15/16	900,000	914,625
144A 6.75% 9/1/16 #	1,640,000	1,699,450
144A 7.125% 9/1/18 #	100,000	110,240
8.75% 3/15/17	3,300,000	3,555,750
Murray Street Investment Trust I 4.647% 3/9/17 f	4,700,000	4,902,641
Navient
6.00% 1/25/17	400,000	403,000
7.25% 1/25/22	750,000	658,125
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	860,000	867,787
Springleaf Finance
5.40% 12/1/15	700,000	700,875
6.90% 12/15/17	200,000	209,500
Synchrony Financial 1.53% 2/3/20 ●	500,000	494,263
Waha Aerospace 3.925% 7/28/20	1,050,000	1,096,331

		33,190,042

Insurance – 0.72%
Berkshire Hathaway Finance 2.90% 10/15/20	885,000	919,592
Five Corners Funding Trust 144A 4.419% 11/15/23 #	100,000	104,770
Highmark
144A 4.75% 5/15/21 #	445,000	462,827
144A 6.125% 5/15/41 #	160,000	162,345
HUB International 144A 7.875% 10/1/21 #	532,000	509,390
Jackson National Life Global Funding 144A 1.25% 2/21/17 #	200,000	199,743
Liberty Mutual Group 144A 4.95% 5/1/22 #	320,000	346,468
MetLife Capital Trust IV 144A 7.875% 12/15/37 #	300,000	369,000
MetLife Capital Trust X 144A 9.25% 4/8/38 #	1,100,000	1,520,750
Metropolitan Life Global Funding I 144A 0.819% 7/15/16 #●	535,000	536,548

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
Prudential Financial
5.375% 5/15/45 ●	765,000	$760,219
5.625% 6/15/43 ●	440,000	455,180
5.875% 9/15/42 ●	555,000	589,688
Stone Street Trust 144A 5.902% 12/15/15 #	2,300,000	2,324,845
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	1,130,000	1,146,801
144A 4.125% 11/1/24 #	1,460,000	1,491,088
USI 144A 7.75% 1/15/21 #	92,000	90,390
Voya Financial 5.65% 5/15/53 ●	875,000	886,375
XLIT
4.45% 3/31/25	1,055,000	1,057,787
5.50% 3/31/45	530,000	500,598
6.50% 10/29/49 ●	565,000	450,023

		14,884,427

Natural Gas – 1.22%
AmeriGas Finance 7.00% 5/20/22	435,000	448,050
Dominion Gas Holdings 3.60% 12/15/24	870,000	867,219
Energy Transfer Partners 9.70% 3/15/19	694,000	828,599
EnLink Midstream Partners 4.15% 6/1/25	765,000	703,107
Enterprise Products Operating
3.70% 2/15/26	1,045,000	989,562
7.034% 1/15/68 ●	1,645,000	1,739,587
Florida Gas Transmission 144A 7.90% 5/15/19 #	320,000	371,437
Gulfstream Natural Gas System 144A 4.60% 9/15/25 #	740,000	746,191
Kinder Morgan 7.00% 6/15/17	800,000	853,170
Kinder Morgan Energy Partners
5.00% 10/1/21	620,000	635,665
5.95% 2/15/18	1,000,000	1,071,221
6.85% 2/15/20	700,000	790,340
9.00% 2/1/19	1,280,000	1,513,018
Plains All American Pipeline
6.50% 5/1/18	800,000	881,065
8.75% 5/1/19	1,160,000	1,384,745
Ras Laffan Liquefied Natural Gas II 5.298% 9/30/20	1,575,300	1,691,081

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Natural Gas (continued)
Rockies Express Pipeline 144A 6.85% 7/15/18 #	500,000	$502,500
Sabine Pass Liquefaction 5.75% 5/15/24	5,500,000	4,922,500
Sunoco Logistics Partners Operations 3.45% 1/15/23	1,235,000	1,075,316
Texas Eastern Transmission 144A 6.00% 9/15/17 #@	800,000	863,386
Williams Partners
4.00% 9/15/25	1,465,000	1,271,381
7.25% 2/1/17	1,010,000	1,075,020

		25,224,160

Real Estate – 1.26%
Alexandria Real Estate Equities 4.60% 4/1/22	725,000	762,920
Carey (W.P.) 4.60% 4/1/24	695,000	709,952
CBL & Associates
4.60% 10/15/24	1,105,000	1,082,267
5.25% 12/1/23	185,000	193,034
Corporate Office Properties
3.60% 5/15/23	690,000	648,443
5.25% 2/15/24	800,000	826,967
Corrections of America 4.625% 5/1/23	388,000	374,420
DDR
7.50% 4/1/17	940,000	1,017,655
7.875% 9/1/20	731,000	893,912
Digital Delta Holdings 144A 3.40% 10/1/20 #	2,100,000	2,110,311
Education Realty Operating Partnership 4.60% 12/1/24	950,000	956,419
Equinix 5.375% 4/1/23	1,203,000	1,182,669
Excel Trust 4.625% 5/15/24	460,000	455,814
GEO Group
5.125% 4/1/23	285,000	283,575
5.875% 10/15/24	285,000	289,275
Goodman Funding 144A 6.375% 11/12/20 #	5,300,000	6,154,816
HCP 5.375% 2/1/21	2,300,000	2,550,330
Hospitality Properties Trust 4.50% 3/15/25	870,000	854,092
Omega Healthcare Investors
144A 4.50% 4/1/27 #	105,000	100,150
144A 5.25% 1/15/26 #	580,000	590,730
Prologis 4.00% 1/15/18	300,000	313,562

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
Qatari Diar Finance 5.00% 7/21/20	500,000	$559,415
Regency Centers 5.875% 6/15/17	285,000	304,100
UDR 4.00% 10/1/25	325,000	330,653
Ventas Realty 4.125% 1/15/26	550,000	555,533
WEA Finance 144A 3.25% 10/5/20 #	1,800,000	1,819,393

		25,920,407

Technology – 1.54%
Apple
0.601% 5/6/19 ●	840,000	839,782
3.45% 2/9/45	2,330,000	1,977,655
Baidu 2.75% 6/9/19	775,000	770,521
CDK Global 4.50% 10/15/24	700,000	706,257
Cisco Systems
0.824% 3/1/19 ●	650,000	648,591
1.65% 6/15/18	1,070,000	1,078,220
eBay
0.78% 8/1/19 ●	765,000	740,500
1.35% 7/15/17	500,000	497,371
First Data
11.25% 1/15/21	762,000	834,390
11.75% 8/15/21	699,000	777,637
Fiserv 3.85% 6/1/25	45,000	45,776
Flextronics International 144A 4.75% 6/15/25 #	1,165,000	1,131,471
Hewlett Packard Enterprise
144A 2.45% 10/5/17 #	150,000	149,916
144A 2.85% 10/5/18 #	790,000	788,989
144A 3.60% 10/15/20 #	615,000	614,828
144A 4.90% 10/15/25 #	740,000	737,965
Hewlett-Packard
1.226% 1/14/19 ●	420,000	424,116
2.65% 6/1/16	130,000	131,468
Intel 2.45% 7/29/20	200,000	202,790
International Business Machines
0.881% 11/6/21 ●	690,000	695,065
1.625% 5/15/20	440,000	434,592
Jabil Circuit 7.75% 7/15/16	92,000	95,450
Micron Technology
144A 5.25% 8/1/23 #	1,240,000	1,143,652
5.50% 2/1/25	695,000	639,400
144A 5.625% 1/15/26 #	495,000	446,737
Molex Electronic Technologies 144A 2.878% 4/15/20 #	855,000	846,538

(continues	)	27

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Molex Electronic Technologies 144A 3.90% 4/15/25#	680,000	$663,959
Oracle
0.794% 10/8/19 ●	940,000	936,852
2.95% 5/15/25	1,745,000	1,703,352
3.25% 5/15/30	915,000	861,931
4.30% 7/8/34	370,000	371,663
QUALCOMM
3.00% 5/20/22	1,545,000	1,524,770
3.45% 5/20/25	700,000	661,793
Samsung Electronics America 144A 1.75% 4/10/17 #	745,000	745,874
Seagate HDD Cayman
4.75% 1/1/25	1,825,000	1,755,152
144A 4.875% 6/1/27 #	445,000	414,820
Symantec 4.20% 9/15/20	2,000,000	2,074,428
Tencent Holdings 144A 3.375% 5/2/19 #	1,265,000	1,287,192
Xerox 6.35% 5/15/18	1,220,000	1,347,561

		31,749,024

Transportation – 0.75%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 # ¿	580,000	563,325
American Airlines 2011-1 Class A Pass Through Trust 5.25% 1/31/21 ¿	407,908	435,808
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	456,225	453,374
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	375,000	368,156
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	245,000	245,907
AP Moeller - Maersk 144A 2.875% 9/28/20 #@	200,000	200,561
Aviation Capital Group
144A 2.875% 9/17/18 #@	445,000	445,151
144A 4.875% 10/1/25 #	495,000	493,144
144A 6.75% 4/6/21 #	790,000	887,763
Brambles USA 144A 5.35% 4/1/20 #	320,000	354,018
Continental Airlines 2009-2 Class A Pass Through Trust 7.25% 11/10/19 ¿	673,065	756,357

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821% 8/10/22 ¿	290,560	$337,413
Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/22 # ¿	1,597,168	1,666,280
Kansas City Southern de Mexico
0.994% 10/28/16 ●	900,000	895,349
3.00% 5/15/23	570,000	552,414
Latam Airlines 2015-1 Pass-Through Trust A 144A 4.20% 11/15/27 # ¿	500,000	482,500
Penske Truck Leasing
144A 2.50% 3/15/16 #	1,400,000	1,408,704
144A 3.75% 5/11/17 #@	200,000	206,062
UAL 2009-1 Pass Through Trust 10.40% 11/1/16 ¿	125,335	134,491
UAL 2009-2A Pass Through Trust 9.75% 1/15/17 ¿	512,681	558,227
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	350,000	358,313
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	650,000	652,438
United Parcel Service 5.125% 4/1/19	2,210,000	2,476,979
US Airways 2012-2 Class A Pass Through Trust 4.625% 6/3/25 ¿	605,936	626,871

		15,559,605

Utilities – 3.32%
AES 5.50% 4/15/25	1,940,000	1,707,200
AES Gener
144A 5.00% 7/14/25 #	315,000	320,107
144A 5.25% 8/15/21 #	525,000	551,058
144A 8.375% 12/18/73 #●	676,000	714,870
Ameren Illinois
3.25% 3/1/25	410,000	415,209
9.75% 11/15/18	2,110,000	2,608,131
American Transmission Systems 144A 5.25% 1/15/22 #	2,445,000	2,717,583
American Water Capital
3.40% 3/1/25	215,000	218,127
4.30% 9/1/45	245,000	247,559

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Appalachian Power
3.40% 6/1/25	170,000	$168,650
4.45% 6/1/45	535,000	521,446
Berkshire Hathaway Energy 3.75% 11/15/23	1,235,000	1,274,640
Calpine
5.375% 1/15/23	438,000	410,625
5.50% 2/1/24	699,000	653,565
CenterPoint Energy 5.95% 2/1/17	35,000	37,040
Cleveland Electric Illuminating 5.50% 8/15/24	515,000	588,008
CMS Energy 6.25% 2/1/20	635,000	733,096
ComEd Financing III 6.35% 3/15/33 @	680,000	716,150
Comision Federal de Electricidad 144A 4.875% 1/15/24 #	375,000	381,596
Dominion Gas Holdings 4.60% 12/15/44	1,845,000	1,760,067
Dominion Resources 1.90% 6/15/18	1,515,000	1,514,542
DTE Energy 144A 3.30% 6/15/22 #	855,000	876,188
Duke Energy 1.625% 8/15/17	1,000,000	1,003,992
Duke Energy Indiana 0.636% 7/11/16 ●	835,000	835,152
Dynegy
5.875% 6/1/23	534,000	503,295
6.75% 11/1/19	110,000	110,825
7.375% 11/1/22	181,000	183,489
7.625% 11/1/24	1,500,000	1,522,500
Electricite de France
144A 0.747% 1/20/17 #●	840,000	840,158
144A 4.60% 1/27/20 #	525,000	579,905
144A 5.25% 12/29/49 #●	1,400,000	1,352,750
Enel 144A 8.75% 9/24/73 #●	1,405,000	1,617,113
Entergy 4.00% 7/15/22	1,120,000	1,158,280
Entergy Arkansas
3.70% 6/1/24	115,000	118,325
3.75% 2/15/21	200,000	212,657
Entergy Louisiana 4.05% 9/1/23	1,555,000	1,645,095
Eskom Holdings 144A 7.125% 2/11/25 #	470,000	444,427
Exelon 3.95% 6/15/25	1,330,000	1,345,029

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Exelon 5.10% 6/15/45	740,000	$758,481
FirstEnergy 2.75% 3/15/18	1,000,000	1,003,299
Great Plains Energy 4.85% 6/1/21	545,000	598,511
Integrys Holdings 6.11% 12/1/66 @●	1,200,000	1,017,260
Interstate Power & Light 3.40% 8/15/25	720,000	733,369
IPALCO Enterprises 5.00% 5/1/18	405,000	426,263
ITC Holdings 3.65% 6/15/24	70,000	70,342
Jersey Central Power & Light 7.35% 2/1/19	1,000,000	1,139,129
Kansas City Power & Light 3.65% 8/15/25	1,350,000	1,381,016
Laclede Group 1.071% 8/15/17 ●	700,000	697,668
Lamar Funding 144A 3.958% 5/7/25 #	920,000	863,650
LG&E & KU Energy
3.75% 11/15/20	165,000	172,624
4.375% 10/1/21	1,555,000	1,698,621
Majapahit Holding 7.75% 1/20/20	400,000	446,000
Metropolitan Edison 144A 4.00% 4/15/25 #	600,000	612,565
National Rural Utilities Cooperative Finance
2.85% 1/27/25	30,000	29,111
4.75% 4/30/43 ●	1,640,000	1,630,160
NextEra Energy Capital Holdings
2.40% 9/15/19	1,455,000	1,452,067
2.70% 9/15/19	450,000	453,544
3.625% 6/15/23	490,000	495,511
NV Energy 6.25% 11/15/20	935,000	1,091,205
Pedernales Electric Cooperative (MBIA) 144A 6.202% 11/15/32 #@	620,000	744,839
Pennsylvania Electric 5.20% 4/1/20	1,180,000	1,287,015
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	900,000	909,000
Public Service of New Hampshire 3.50% 11/1/23	635,000	658,026
Public Service of Oklahoma 5.15% 12/1/19	1,300,000	1,459,665

(continues	)	29

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Puget Energy
6.00% 9/1/21	340,000	$391,456
6.50% 12/15/20	3,800,000	4,434,144
SCANA 4.125% 2/1/22	810,000	824,252
Southern 2.75% 6/15/20	3,695,000	3,687,665
Southwestern Electric Power 6.45% 1/15/19	690,000	785,453
State Grid Overseas Investment 2014 144A 2.75% 5/7/19 #	490,000	498,483
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	960,000	966,246
WEC Energy Group 3.55% 6/15/25	820,000	834,506
Xcel Energy 3.30% 6/1/25	1,715,000	1,703,556

		68,563,151

Total Corporate Bonds (cost $803,164,544)		789,597,564

Municipal Bonds – 2.08%

American Municipal Power, Ohio (Combined Hydroelectric Projects)
Series 2010
8.084% 2/15/50	1,500,000	2,174,640
Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	510,000	579,391
Bay Area, California Toll Authority (Build America Bonds) Series S1
6.918% 4/1/40	800,000	1,057,064
7.043% 4/1/50	3,000,000	4,123,650
California State
(Taxable Build America Bonds)
7.35% 11/1/39	2,000,000	2,796,240
7.60% 11/1/40	1,900,000	2,795,185
California State Various Purpose
5.00% 3/1/45	885,000	1,004,395
(Taxable Build America Bonds)
7.30% 10/1/39	200,000	277,272
7.55% 4/1/39	1,900,000	2,753,138

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Chicago, Illinois Transit Authority
(Pension Funding) Series A 6.899% 12/1/40	1,800,000	$2,030,508
(Retiree Health Care Funding) Series B 6.899% 12/1/40	1,800,000	2,030,508
City of Chicago, Illinois (Taxable Build America Bond) Series B 7.75% 1/1/42	1,145,000	1,151,572
Clark County Department of Aviation, Nevada Airport Revenue (Build America Bonds)
Series C 6.82% 7/1/45	600,000	825,900
Golden State, California Tobacco Securitization Corporation Settlement Revenue
(Asset-Backed Enhanced)
Series A 5.00% 6/1/40	1,530,000	1,696,938
Series A 5.00% 6/1/45	485,000	535,421
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	370,000	307,144
Series A-1 5.75% 6/1/47	405,000	363,398
Los Angeles, California Community College District Revenue (Build America Bond) 6.60% 8/1/42	800,000	1,079,672
Maryland State Local Facilities 2nd Loan
Series A 5.00% 8/1/21	405,000	485,008
Mississippi State
Series C 5.00% 10/1/25	385,000	478,482
Missouri State Highway & Transportation Commission Revenue (1st Lien) Series A 5.00% 5/1/26	215,000	273,596
Municipal Electric Authority of Georgia Build America Bond (Plant Vogtle Units 3 & 4 Project)
6.655% 4/1/57	1,800,000	2,114,532
New Jersey Transportation Trust Fund
(Transportation Program)
Series AA 5.00% 6/15/44	450,000	453,978

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

New York City, New York
Series I 5.00% 8/1/22	295,000	$353,885
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Build America Bond) 5.508% 8/1/37	700,000	847,238
New York City, New York Water & Sewer System
Series EE 5.00% 6/15/45	755,000	848,076
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	415,000	469,543
New York State Urban Development (Build America Bonds) 5.77% 3/15/39	800,000	976,320
Oregon State Taxable Pension 5.892% 6/1/27	65,000	78,690
Pennsylvania Turnpike Commission
Series B-1 1.00% 12/1/21 ●	750,000	746,873
Port Authority of New York & New Jersey Consolidated Bonds (One Hundred Sixty-Fifth Series) 5.647% 11/1/40	3,300,000	3,930,828
Texas Private Activity Bond Surface Transportation Revenue (Senior Lien Note Mobility) 6.75% 6/30/43 (AMT)	310,000	377,115
Texas State Transportation Commission
(Senior Lien Mobility Fund)
Series A 5.00% 10/1/44	1,285,000	1,465,761
University of California
Series AO 5.00% 5/15/25	175,000	218,741
Series Y-1 0.693% 7/1/41 ●	500,000	499,875
Utah Transit Authority
Series A 5.00% 6/15/25	200,000	251,058
Washington State Motor Vehicle Fuel Tax
Series C 5.00% 2/1/25	430,000	531,674

Total Municipal Bonds (cost $42,851,452)		42,983,309

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities – 4.84%

ABFC Trust
Series 2006-HE1 A2D
0.414% 1/25/37 ●	473,625	$294,366
Accredited Mortgage Loan Trust
Series 2006-2 A4
0.454% 9/25/36 ●	3,500,000	2,946,471
Series 2007-1 A3
0.324% 2/25/37 ●	2,503,696	2,383,493
AEP Texas Central Transition Funding II
Series 2006-A A4
5.17% 1/1/18	422,014	442,903
American Express Credit Account Master Trust
Series 2013-1 A
0.627% 2/16/21 ●	500,000	500,863
Series 2013-2 A
0.627% 5/17/21 ●	530,000	530,162
Series 2014-1 A
0.577% 12/15/21 ●	1,000,000	998,419
American Express Credit Account Secured Note Trust
Series 2012-4 A
0.447% 5/15/20 ●	3,190,000	3,185,049
Ameriquest Mortgage Securities Asset-Backed Pass Through Certificates
Series 2005-R5 M2
0.654% 7/25/35 ¿●	1,400,000	1,339,500
Series 2005-R7 M2
0.694% 9/25/35 ¿●	2,000,000	1,783,750
Argent Securities Asset-Backed Pass Through Certificates
Series 2003-W9 M1
1.229% 1/25/34 ●	359,645	345,922
Argent Securities Trust
Series 2006-M1 A2C
0.344% 7/25/36 ●	1,451,876	612,073
Series 2006-M1 A2D
0.434% 7/25/36 ●	1,451,876	622,834
Series 2006-W4 A2C
0.354% 5/25/36 ●	745,919	277,794
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	565,000	577,696
Series 2013-1A A 144A
1.92% 9/20/19 #	700,000	702,579

(continues	)	31

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Avis Budget Rental Car Funding AESOP
Series 2014-1A A 144A
2.46% 7/20/20 #	665,000	$674,748
Bank of America Credit Card Trust
Series 2014-A2 A
0.477% 9/16/19 ●	3,300,000	3,298,086
Series 2014-A3 A
0.497% 1/15/20 ●	1,170,000	1,169,325
Series 2015-A1 A
0.537% 6/15/20 ●	5,185,000	5,177,129
Bear Stearns Asset-Backed Securities Trust
Series 2007-SD1 22A1
2.246% 10/25/36 ●	243,579	174,037
Bear Stearns Asset-Backed Securities I Trust
Series 2005-FR1 M2
0.864% 6/25/35 ●	2,000,000	1,766,274
Series 2007-HE2 1A2
0.364% 3/25/37 ●	576,836	558,125
California Republic Auto Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	132,708	133,079
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1
0.257% 11/15/19 ●	500,000	498,203
Series 2007-A5 A5
0.247% 7/15/20 ●	1,380,000	1,371,593
Centex Home Equity Loan Trust
Series 2002-A AF6
5.54% 1/25/32	3,403	3,397
Chase Issuance Trust
Series 2007-A2 A2
0.257% 4/15/19 ●	550,000	548,248
Series 2013-A6 A6
0.627% 7/15/20 ●	500,000	500,717
Series 2013-A9 A
0.627% 11/16/20 ●	1,000,000	998,117
Series 2014-A4 A4
0.419% 4/16/18 ●	1,500,000	1,498,987
Series 2014-A5 A5
0.577% 4/15/21 ●	500,000	500,285
Series 2015-A4 A4
1.84% 4/15/22	1,145,000	1,144,084

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Chesapeake Funding
Series 2014-1A A 144A
0.619% 3/7/26 #●	869,313	$866,658
Citibank Credit Card Issuance Trust
Series 2006-A8 A8
0.329% 12/17/18 ●	500,000	498,567
Series 2013-A2 A2
0.476% 5/26/20 ●	1,450,000	1,446,719
Series 2013-A7 A7
0.633% 9/10/20 ●	500,000	500,501
Series 2014-A9 A9
0.445% 11/23/18 ●	2,475,000	2,473,151
Citicorp Residential Mortgage Trust
Series 2006-3 A5
5.948% 11/25/36 f	900,000	895,933
Citigroup Mortgage Loan Trust
Series 2007-FS1 1A1 144A
4.614% 10/25/37 #f	2,199,332	2,047,694
Countrywide Asset-Backed Certificates
Series 2004-3 2A
0.594% 8/25/34 ●	59,986	56,567
Series 2005-AB2 2A3
0.579% 11/25/35 ●	797,108	763,305
Series 2006-1 AF6
4.978% 7/25/36 ●	1,248,243	1,240,829
Series 2006-26 2A4
0.414% 6/25/37 ●	2,000,000	1,344,024
Series 2007-6 2A4
0.504% 9/25/37 ●	959,262	480,894
CWABS Asset-Backed Certificates Trust
Series 2005-7 MV3
0.774% 11/25/35 ●	400,000	362,028
Series 2006-11 1AF6
4.772% 9/25/46 ●	550,770	785,375
Series 2006-17 2A2
0.344% 3/25/47 ●	4,104,423	3,662,841
Discover Card Execution Note Trust
Series 2012-A4 A4
0.577% 11/15/19 ●	600,000	599,803
Series 2013-A1 A1
0.507% 8/17/20 ●	450,000	449,025
Series 2013-A6 A6
0.657% 4/15/21 ●	2,000,000	2,006,028
Series 2014-A1 A1
0.637% 7/15/21 ●	690,000	691,624

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Ford Credit Auto Owner Trust
Series 2015-2 A 144A
2.44% 1/15/27 #	1,620,000	$1,646,288
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A2
0.607% 2/15/19 ●	750,000	748,353
GE Dealer Floorplan Master Note Trust
Series 2013-1 A
0.616% 4/20/18 ●	550,000	549,453
Series 2014-2 A
0.666% 10/20/19 ●	1,000,000	994,835
Golden Credit Card Trust
Series 2014-2A A 144A
0.657% 3/15/21 #●	420,000	418,402
GreatAmerica Leasing Receivables Funding
Series 2013-1 B 144A
1.44% 5/15/18 #	100,000	99,954
GSAMP Trust
Series 2006-FM3 A2D
0.424% 11/25/36 ●	1,301,942	741,430
Series 2006-HE6 A3
0.344% 8/25/36 ●	1,168,795	882,170
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	1,058,400	1,052,616
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A 2A3
0.434% 4/25/37 ●	1,973,888	1,219,535
HSI Asset Securitization Trust
Series 2006-HE1 2A1
0.244% 10/25/36 ●	39,665	21,681
JPMorgan Mortgage Acquisition Trust
Series 2006-CW2 AV5
0.434% 8/25/36 ●	500,000	405,383
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 M2
0.484% 8/25/36 ●	2,000,000	1,894,322
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	810,000	811,198
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C
0.344% 11/25/36 ●	6,620,823	3,893,203
Series 2007-HE5 A2D
0.534% 3/25/37 ●	4,312,495	2,243,037

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

New Century Home Equity Loan Trust
Series 2005-1 M2
0.914% 3/25/35 ●	727,586	$636,362
Option One Mortgage Loan Trust
Series 2007-4 2A4
0.504% 4/25/37 ●	8,143,832	4,850,133
Penarth Master Issuer
Series 2015-2A A1 144A
0.613% 5/18/19 # ●	4,400,000	4,386,382
PFS Financing
Series 2015-AA A 144A
0.827% 4/15/20 #●	250,000	248,592
RAAC Trust
Series 2005-SP2 2A
0.494% 6/25/44 ●	739,532	630,516
RAMP Trust
Series 2006-RZ5 A2
0.374% 8/25/46 ●	553,630	534,745
Series 2007-RZ1 A2
0.354% 2/25/37 ●	964,084	878,469
RASC Trust
Series 2007-KS3 AI2
0.374% 4/25/37 ●	241,704	241,276
Rise
Series 2014-1 A 4.75% 2/15/39 @●	2,703,125	2,709,883
Santander Drive Auto Receivables Trust
Series 2014-5 A2B
0.607% 4/16/18 ●	514,821	514,529
SLM Student Loan Trust
Series 2008-9 A
1.795% 4/25/23 ●	2,870,980	2,878,158
Series 2012-5 A2
0.494% 6/25/19 ●	754,024	747,295
Soundview Home Loan Trust
Series 2006-OPT2 A3
0.374% 5/25/36 ●	3,012,999	2,843,849
Series 2006-WF2 A1
0.324% 12/25/36 ●	951,719	912,792
Structured Asset Investment Loan Trust
Series 2003-BC2 M1
1.574% 4/25/33 ●	73,594	60,818

(continues	)	33

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Trade MAPS 1
Series 2013-1A A 144A
0.903% 12/10/18 #●	500,000	$500,162

Total Non-Agency Asset-Backed Securities (cost $98,236,255)		99,925,695

Non-Agency Collateralized Mortgage Obligations – 2.64%

Alternative Loan Trust
Series 2004-J1 1A1
6.00% 2/25/34	2,259	2,311
Series 2004-J2 7A1
6.00% 12/25/33	2,333	2,369
Alternative Loan Trust Resecuritization
Series 2008-2R 3A1
6.00% 8/25/37	1,849,092	1,512,679
ARM Trust
Series 2004-5 3A1
2.545% 4/25/35 ●	1,291,300	1,288,925
Series 2005-10 3A31
4.192% 1/25/36 ●	554,143	489,233
Series 2006-2 1A4
2.87% 5/25/36 ●	1,384,192	1,224,639
Bank of America Alternative Loan Trust
Series 2005-3 2A1
5.50% 4/25/20	23,870	24,506
Series 2005-6 7A1
5.50% 7/25/20	82,758	80,699
Bank of America Funding Trust
Series 2006-I 1A1
2.393% 12/20/36 ●	601,833	606,239
Bank of America Mortgage Trust
Series 2003-D 2A1
2.789% 5/25/33 ●	623,374	623,877
Bear Stearns ARM Trust
Series 2003-5 2A1
2.596% 8/25/33 ●	95,252	95,203
Series 2005-2 A2
2.515% 3/25/35 ●	178,154	180,144
Series 2005-5 A1
2.32% 8/25/35 ●	1,832,404	1,850,509
Chase Mortgage Finance Trust
Series 2005-A1 3A1
2.447% 12/25/35 ●	215,705	195,094
ChaseFlex Trust
Series 2006-1 A4
4.798% 6/25/36 ●	420,000	359,953

		Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

CHL Mortgage Pass Through Trust
Series 2003-21 A1 2.739% 5/25/33 ¿ ●		1,966	$1,981
Series 2007-4 1A1 6.00% 5/25/37 ¿		1,910,557	1,738,226
Claris ABS
Series 2011-1 A
0.412% 10/31/60 ●	EUR	4,896,404	5,348,642
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A
5.75% 12/26/35 #		2,462,174	2,258,143
Series 2007-1 5A14
6.00% 2/25/37		424,759	373,234
Series 2007-3 4A6
0.444% 4/25/37 ●		490,519	409,633
Series 2007-3 4A12
6.556% 4/25/37 ●S		490,519	74,969
Series 2007-3 4A15
5.50% 4/25/37		217,806	209,125
Deutsche Mortgage Securities Re-REMIC Trust Certificates
Series 2005-WF1 1A3
144A 2.74% 6/26/35 #●		308,768	306,619
Eurosail-UK
Series 2007-4X A2A
0.889% 6/13/45 ●	GBP	153,935	230,589
Fannie Mae Connecticut Avenue Securities
Series 2015-C03 1M1
1.694% 7/25/25 ●		286,627	287,358
Series 2015-C03 2M1
1.694% 7/25/25 ●		267,531	268,241
First Horizon Mortgage Pass Through Trust
Series 2005-AR2 2A1
2.71% 6/25/35¿ ●		185,009	172,009
GMACM Mortgage Loan Trust
Series 2006-J1 A1
5.75% 4/25/36		89,562	85,302
Granite Mortgages 03-2
Series 2003-2 3A
1.064% 7/20/43 ●	GBP	362,228	547,430
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #●		6,899	7,149
JPMorgan Mortgage Trust
Series 2006-A6 2A4L
2.671% 10/25/36 ●		973,684	851,658
Series 2006-A7 2A2
2.617% 1/25/37 ●		187,061	164,094

		Principal	Value
		amount°	(U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

JPMorgan Mortgage Trust
Series 2007-A1 6A1
2.573% 7/25/35 ●		364,991	$361,185
Series 2014-2 B1 144A
3.427% 6/25/29 #●		90,909	92,483
Series 2014-2 B2 144A
3.427% 6/25/29 #●		90,909	91,036
Series 2015-4 B1 144A
3.637% 6/25/45 #●		508,182	494,129
Series 2015-4 B2 144A
3.637% 6/25/45 #●		363,699	346,022
JPMorgan Trust
Series 2015-1 B1 144A
2.665% 12/25/44 #●		328,369	324,754
Lehman Mortgage Trust
Series 2007-10 2A2
6.50% 1/25/38		2,599,278	2,069,023
Ludgate Funding
Series 2006-1X A2A
0.776% 12/1/60 ●	GBP	2,147,148	2,888,963
Series 2008-W1X A1
1.181% 1/1/61 ●	GBP	972,345	1,356,433
Mansard Mortgages 2007-1 Parent
Series 2007-1X A2
0.764% 4/15/47 ●	GBP	1,027,040	1,376,991
MASTR Alternative Loan Trust
Series 2004-3 8A1
7.00% 4/25/34		4,297	4,422
Series 2004-5 6A1
7.00% 6/25/34		60,401	64,352
MASTR ARM Trust
Series 2003-6 1A2
2.45% 12/25/33 ●		3,918	3,893
Series 2004-4 4A1
2.511% 5/25/34 ●		140,578	136,121
MASTR Asset Securitization Trust
Series 2003-9 2A7
5.50% 10/25/33		57,280	57,293
Merrill Lynch Mortgage Investors Trust
Series 2004-A1 2A2
2.435% 2/25/34 ●		9,459	9,522
Opteum Mortgage Acceptance Trust
Series 2006-1 2A1
5.75% 4/25/36 ●		1,567,562	1,606,936
RALI Trust
Series 2004-QS2 CB
5.75% 2/25/34		42,683	44,173

		Principal	Value
		amount°	(U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

RFMSI Trust
Series 2004-S9 1A23
5.50% 12/25/34		3,437,620	$3,454,795
Series 2004-S9 2A1
4.75% 12/25/19		140,013	140,909
Sequoia Mortgage Trust
Series 2004-5 A3
0.974% 6/20/34 ●		344,607	340,430
Series 2007-1 4A1
2.861% 9/20/46 ●		1,007,371	806,460
Series 2013-11 B1 144A
3.69% 9/25/43 #●		406,159	404,295
Series 2015-1 B2 144A
3.899% 1/25/45 #●		389,217	394,473
Structured ARM Loan Trust
Series 2005-22 1A4
2.485% 12/25/35 ●		1,837,017	1,450,701
Series 2006-1 7A4
4.68% 2/25/36 ●		987,287	806,258
Structured Asset Mortgage Investments II Trust
Series 2005-AR5 A2
0.466% 7/19/35 ●		829,901	803,216
Structured Asset Securities Trust
Series 2005-6 4A1
5.00% 5/25/35		56,376	57,167
Thrones
Series 2013-1 A
2.084% 7/20/44 ●	GBP	2,107,959	3,169,357
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR13 A1A1
0.484% 10/25/45 ¿●		4,921,131	4,551,224
Series 2005-AR16 1A3
2.352% 12/25/35 ¿●		846,415	798,456
Series 2007-HY1 3A3
4.335% 2/25/37 ¿●		428,877	396,073
Series 2007-HY7 4A1
4.472% 7/25/37 ¿●		923,140	851,722
Washington Mutual Alternative Mortgage Pass Through Trust
Series 2005-1 5A2
6.00% 3/25/35 ¿		48,065	22,326
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR16 2A1
2.596% 2/25/34 ●		222,787	225,477
Series 2006-2 3A1
5.75% 3/25/36		138,579	141,380

(continues	)	35

Schedules of investments

Optimum Fixed Income Fund

		Principal	Value
		amount°	(U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

Wells Fargo Mortgage-Backed Securities Trust
Series 2006-3 A11
5.50% 3/25/36		151,560	$155,770
Series 2006-6 1A3
5.75% 5/25/36		80,706	79,045
Series 2006-AR5 2A1
2.713% 4/25/36 ●		81,634	76,680
Series 2006-AR11 A6
2.75% 8/25/36 ●		1,159,835	1,091,719
Series 2006-AR17 A1
2.713% 10/25/36 ●		679,456	644,532
Series 2007-10 1A36
6.00% 7/25/37		488,433	487,308

Total Non-Agency Collateralized Mortgage Obligations (cost $56,353,540)			54,548,286

Regional Bonds – 0.18%Δ

Argentina – 0.04%
Provincia de Buenos Aires 144A 9.95% 6/9/21 #		895,000	848,013

			848,013

Australia – 0.04%
New South Wales Treasury 4.00% 5/20/26	AUD	716,900	548,201
Queensland Treasury 144A 4.75% 7/21/25 #	AUD	446,000	354,853

			903,054

Canada – 0.03%
Province of Ontario Canada 3.45% 6/2/45	CAD	551,000	423,470
Province of Quebec Canada 6.00% 10/1/29	CAD	155,000	156,829

			580,299

Spain – 0.07%
Autonomous Community of Catalonia 4.95% 2/11/20	EUR	1,100,000	1,318,696

			1,318,696

Total Regional Bonds (cost $4,150,579)			3,650,062

Senior Secured Loans – 6.58%«

21st Century Oncology Tranche B 1st Lien 6.50% 4/28/22		1,022,438	978,984

	Principal	Value
	amount°	(U.S. $)

Senior Secured Loans« (continued)

Accudyne Industries (Hamilton Sundstrand Industrial) 1st Lien 4.00% 12/13/19	1,175,000	$1,078,063
Air Medical Group Holdings Tranche B 1st Lien 4.50% 4/28/22	2,269,313	2,243,252
Albertson’s Holdings Tranche B4 1st Lien 5.50% 8/25/21	1,727,258	1,730,987
Altice Financing Tranche B 1st Lien 5.25% 2/4/22	1,177,050	1,180,483
Amaya Gaming Holdings 1st Lien 5.00% 8/1/21	1,466,825	1,454,334
American Tire Distributors 1st Lien 5.25% 9/26/21	881,825	882,927
Applied Systems 1st Lien 4.25% 1/23/21	257,769	257,355
Applied Systems 2nd Lien 7.50% 1/23/22	963,128	958,112
Atkore International 2nd Lien 7.75% 10/9/21	850,000	785,188
Avaya 1st Lien 4.694% 10/26/17	3,562,000	2,938,650
AVINTIV Specialty Materials Tranche B 1st Lien 5.25% 12/19/19 ●	1,455,838	1,458,870
Axalta Coating Systems US Holdings 1st Lien 3.75% 2/1/20	700,516	696,916
Beacon Roofing Supply tranche B 1st Lien 4.00% 9/25/22	119,000	119,000
Berry Plastics 1st Lien 4.00% 9/17/22	360,000	359,904
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,300,000	1,291,875
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	1,338,867	1,333,923
Blue Ribbon 1st Lien 5.75% 11/13/21	755,380	756,639
Blue Ribbon 2nd Lien 9.25% 11/13/22	290,000	287,100
Builders FirstSourse Tranche B 1st Lien 6.00% 7/31/22	1,480,000	1,472,831
Burlington Coat Factory Warehouse Tranche B3 1st Lien 4.25% 8/13/21	588,650	590,118
BWAY Holding Tranche B 1st Lien 5.50% 8/14/20	720,875	719,298

	Principal	Value
	amount°	(U.S. $)

Senior Secured Loans« (continued)

Caesars Growth Properties Holdings Tranche B 1st Lien 6.25% 5/8/21	2,216,344	$1,950,383
Calpine Construction Finance Tranche B 1st Lien 3.00% 5/3/20	326,203	318,592
CCO Safari III Tranche H 1st Lien 3.25% 8/24/21	167,000	166,548
CCO Safari III Tranche I 1st Lien 3.50% 1/21/23	500,000	497,696
CDS US Intermediate Holdings (Cirque Du Soleil) 1st Lien 6.25% 7/8/22	470,000	471,721
CDS US Intermediate Holdings 2nd Lien 9.25% 6/24/23	205,000	202,608
CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20	574,950	575,051
CommScope Tranche B 1st Lien 3.75% 12/29/22 ●	602,000	601,906
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22	1,561,088	1,465,471
Community Health Systems Tranche F 1st Lien 3.575% 12/31/18	420,590	420,816
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	993,323	993,944
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	2,042,149	2,046,403
Crown Castle Operating Tranche B2 1st Lien 3.00% 1/31/21 ●	339,578	339,164
CSC Holdings 1st Lien 5.00% 9/25/22	655,000	651,374
DAE Aviation Holdings 1st Lien 5.25% 7/7/22	550,000	550,860
DaVita Healthcare Partners Tranche B 1st Lien 3.50% 6/24/21	745,563	746,625
Dell International Tranche C 1st Lien 3.75% 10/29/18 ●	5,760,613	5,755,469
DPx Holdings 1st Lien 4.25% 3/11/21	1,328,188	1,311,253
Drillship Ocean Ventures Tranche B 1st Lien 5.50% 7/25/21	680,571	453,856
Drillships Financing Holding Tranche B1 1st Lien 6.00% 3/31/21	1,564,517	926,976

	Principal	Value
	amount°	(U.S. $)

Senior Secured Loans« (continued)

Dynegy Tranche B2 4.00% 4/23/20	526,390	$526,343
Emdeon 1st Lien 3.75% 11/2/18	760,247	758,979
Endo Luxembourg Finance I Sarl Tranche B 1st Lien 3.75% 9/25/22	550,000	549,270
Energy Transfer Equity 1st Lien
3.25% 12/2/19	539,750	522,883
4.00% 12/2/19	413,588	407,987
FCA U.S. (Chrysler) Tranche B 1st Lien 3.25% 12/31/18 ●	1,039,175	1,031,641
First Data Tranche B 1st Lien
3.696% 3/24/17	313,000	312,022
4.196% 3/24/21	1,106,681	1,107,665
First Data Tranche C1 1st Lien 3.696% 3/24/18	1,835,000	1,821,955
Flint Group 1st Lien 4.50% 9/7/21 ●	446,018	441,929
Flint Group 2nd Lien 8.25% 9/7/22 @	235,000	232,454
Flint Group Tranche C 1st Lien 4.50% 9/7/21 ●	73,732	72,903
Flying Fortress 1st Lien 3.50% 6/30/17	1,151,000	1,150,460
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	2,129,638	1,751,628
Gardner Denver 1st Lien 4.25% 7/30/20	2,283,467	2,167,709
Gates Global 1st Lien 4.25% 7/3/21	470,250	447,473
Global Cash Access Tranche B 6.25% 12/19/20	1,120,043	1,121,794
Green Energy Partners (Panda Stonewall) Tranche B 1st Lien 6.50% 11/13/21	439,000	445,859
HCA 1st Lien 2.944% 3/31/17	5,358,987	5,360,461
HCA Tranche B4 1st Lien 3.077% 5/1/18	196,980	197,116
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	3,064,439	3,065,717
Houghton International 1st Lien 4.25% 12/20/19	111,838	111,785
Houghton International 2nd Lien 9.75% 12/21/20	205,000	205,000
Hudson’s Bay 1st Lien 4.75% 9/30/22	1,675,000	1,681,271

(continues	)	37

Schedules of investments

Optimum Fixed Income Fund

	Principal	Value
	amount°	(U.S. $)

Senior Secured Loans« (continued)

Huntsman International Tranche B 1st Lien 3.75% 10/1/21	962,725	$941,064
Hyperion Insurance Group Tranche B 1st Lien 5.50% 4/30/22	840,775	844,279
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	650,238	651,729
IBC Capital 1st Lien 4.75% 9/15/21	451,400	437,858
iHeartCommunications Tranche D 1st Lien 6.944% 1/30/19	3,630,000	3,021,975
iHeartCommunications Tranche E 1st Lien 7.694% 7/30/19	184,983	155,155
Immucor Tranche B2 1st Lien 5.00% 8/19/18	2,660,110	2,649,026
Ineos U.S. Finance Tranche B 1st Lien 4.25% 3/31/22	263,674	257,000
Ineos US Finance Tranche B 1st Lien 3.75% 12/15/20	1,935,106	1,892,172
Informatica Tranche B 1st Lien 4.50% 6/3/22	380,000	377,585
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,246,616	2,195,505
KIK Custom Products 1st Lien 6.00% 8/27/22	2,020,000	1,981,283
Kinetic Concepts Tranche E1 1st Lien 4.50% 5/4/18	671,368	671,578
Landry’s Tranche B 1st Lien 4.00% 4/24/18	539,424	540,267
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	985,000	983,892
Linxens France 1st Lien 5.00% 7/11/22	310,000	309,096
Linxens France 2nd Lien 9.50% 7/11/23	235,000	235,686
LTS Buyer 1st Lien 4.00% 4/13/20	112,437	110,657
LTS Buyer 2nd Lien 8.00% 4/1/21	627,238	620,181
Marina District Finance Tranche B 1st Lien 6.50% 8/15/18	972,687	979,164
Mauser Holding 2nd Lien 8.75% 7/31/22 @	170,000	167,025
MGM Resorts International 1st Lien 3.50% 12/20/19	1,616,136	1,605,783

	Principal	Value
	amount°	(U.S. $)

Senior Secured Loans« (continued)

Moxie Patriot Tranche B1 1st Lien 6.75% 12/19/20	515,000	$499,550
MPH Acquisition Tranche B 1st Lien 3.75% 3/31/21	2,123,199	2,100,110
Murray Energy Tranche B1 1st Lien 7.00% 4/14/17	950	870
Neiman Marcus Group 1st Lien 4.25% 10/25/20	278,586	273,283
New Albertsons 1st Lien 4.75% 6/27/21	271,427	271,393
NRG Energy Tranche B 2.75% 7/1/18 ●	1,484,324	1,458,142
Numericable US 1st Lien 4.50% 5/21/20	1,258,494	1,257,969
Numericable US Tranche B2 1st Lien 4.50% 5/21/20	1,088,769	1,083,155
Offshore Group Investment Tranche B 1st Lien 5.00% 10/25/17 ●	1,096	379
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	1,424,000	1,367,040
Penney (J.C.) 1st Lien 6.00% 5/22/18	1,283,388	1,277,773
Prime Security Services Borrower 1st Lien 5.00% 7/1/21	1,190,000	1,191,636
Prime Security Services Borrower 2nd Lien 9.75% 7/1/22	1,190,000	1,178,100
Quickrete Holdings 2nd Lien 7.00% 3/30/21	322,737	324,351
Republic of Angola (Unsecured) 6.25% 12/16/23 @	1,850,000	1,646,500
Reynolds Group Holdings Tranche B 1st Lien 4.50% 12/1/18	1,508,883	1,511,712
Rite Aid 2nd Lien
4.875% 6/21/21	445,000	446,335
5.75% 8/21/20	1,535,000	1,554,188
RPI Finance Trust Tranche B4 1st Lien 3.50% 11/9/20	308,450	308,257
SAM Finance Tranche B 1st Lien 4.25% 12/17/20	713,442	716,341
Scientific Games International 1st Lien 6.00% 10/18/20	1,591,650	1,575,336
Scientific Games International Tranche B2 1st Lien 6.00% 10/1/21	305,481	302,311
Sensus USA 4.50% 5/9/17	880,542	878,341

	Principal	Value
	amount°	(U.S. $)

Senior Secured Loans« (continued)

Sensus USA 8.50% 5/9/18 @	295,000	$293,525
SIG Combibloc PurchaseCo 1st Lien 4.25% 3/13/22	857,850	858,744
Sinclair Television Group Tranche B1 1st Lien 3.50% 7/30/21	3,820,425	3,801,323
Smart & Final Stores Tranche B 1st Lien 4.00% 11/15/19	349,932	349,057
Solenis International 1st Lien 4.25% 7/31/21	401,963	396,938
Solenis International 2nd Lien 7.75% 7/31/22	325,000	311,695
Spectrum Brands 1st Lien 3.75% 6/23/22	465,385	467,603
SS&C European Holdings Tranche B2 1st Lien 4.00% 7/8/22	69,184	69,431
SS&C Technologies Tranche B1 1st Lien 4.00% 7/8/22	437,341	438,901
Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22	1,599,950	1,588,950
Summit Materials Tranche B 1st Lien 4.25% 7/17/22	548,625	547,939
SUPERVALU 1st Lien 4.50% 3/21/19	466,800	468,497
Surgical Care Affiliates Tranche B 1st Lien 4.25% 3/17/22	756,200	757,145
TransDigm Tranche E 1st Lien 3.50% 5/14/22	601,751	594,418
Tribune Media Tranche B 1st Lien 3.75% 12/27/20	548,625	547,082
Univar USA Tranche B 1st Lien 4.25% 7/1/22	177,000	174,539
Univision Communications 1st Lien 4.00% 3/1/20	921,672	915,911
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	2,845,545	2,824,599
US Airways Tranche B1 1st Lien 3.50% 5/23/19	254,553	253,810
US Airways Tranche B2 1st Lien 3.00% 11/23/16	87,220	87,084
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	554,411	550,484

		Principal	Value
		amount°	(U.S. $)

Senior Secured Loans« (continued)

Valeant Pharmaceuticals International Tranche BE 1st Lien 3.75% 8/5/20		780,273	$770,032
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 4.00% 4/1/22		1,706,425	1,691,050
Varsity Brands Tranche B 1st Lien 5.00% 12/15/21		724,525	730,110
Weight Watchers International 1st Lien 3.20% 4/2/16 @		268,112	244,732
Wide Open West Finance Tranche B 1st Lien 4.50% 4/1/19		1,123,988	1,118,017
Ziggo Tranche B 2nd Lien 3.50% 1/15/22		616,000	607,017
Ziggo Tranche B Delayed Draw 3rd Lien 3.50% 1/15/22		1,013,100	998,326
Ziggo Tranche B1 1st Lien 3.50% 1/15/22		955,900	941,960

Total Senior Secured Loans (cost $138,642,242)			135,763,780

Sovereign Bonds – 3.74%Δ

Australia – 0.04%
Australia Government Bond
3.25% 4/21/25	AUD	625,000	462,256
3.75% 4/21/37	AUD	352,000	267,153

			729,409

Brazil – 1.18%
Banco Nacional de Desenvolvimento Economico e Social
144A 6.369% 6/16/18 #		1,500,000	1,456,800
144A 6.50% 6/10/19 #		2,500,000	2,410,000
Brazil Letras do Tesouro Nacional
12.15% 1/1/18 ^	BRL	900,000	162,285
12.65% 4/1/16 ^	BRL	77,100,000	18,143,272
14.168% 7/1/16 ^	BRL	6,400,000	1,451,266
Brazilian Government International Bond 5.00% 1/27/45		1,000,000	752,500

			24,376,123

(continues	)	39

Schedules of investments

Optimum Fixed Income Fund

		Principal	Value
		amount°	(U.S. $)

Sovereign BondsΔ (continued)

Canada – 0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	171,000	$143,671

			143,671

Colombia – 0.03%
Colombia Government International Bond 5.00% 6/15/45		700,000	603,750

			603,750

Costa Rica – 0.03%
Costa Rica Government International Bond 5.625% 4/30/43		841,000	636,006

			636,006

Czech Republic – 0.03%
Czech Republic Ministry of Finance Bill
0.02% 2/12/16 @≠	CZK	4,000,000	164,438
0.05% 2/19/16 @≠	CZK	3,000,000	123,425
0.09% 12/4/15 @≠	CZK	7,000,000	287,739

			575,602

Dominican Republic – 0.06%
Dominican Republic International Bond 144A 5.50% 1/27/25 #		1,200,000	1,164,000

			1,164,000

Germany – 0.01%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	268,000	298,683

			298,683

Hungary – 0.02%
Hungary Government International Bond 5.375% 3/25/24		474,000	515,475

			515,475

Indonesia – 0.05%
Indonesia Government International Bond
144A 4.625% 4/15/43 #		1,110,000	932,253
144A 5.125% 1/15/45 #		200,000	176,217

			1,108,470

	Principal		Value
	amount°		(U.S. $)

Sovereign BondsΔ (continued)

Italy – 0.08%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	1,526,000	$1,719,726

			1,719,726

Jamaica – 0.04%
Jamaica Government International Bond 6.75% 4/28/28		756,000	761,670

			761,670

Japan – 0.01%
Japan Government 40 yr Bond 1.40% 3/20/55	JPY	19,050,000	153,612

			153,612

Kazakhstan – 0.03%
Kazakhstan Government International Bond 144A 5.125% 7/21/25 #		605,000	585,337

			585,337

Mexico – 1.38%
Mexican Bonos
6.50% 6/9/22	MXN	128,400,000	7,889,035
7.50% 6/3/27	MXN	6,326,000	408,845
8.00% 6/11/20	MXN	27,900,000	1,847,464
8.50% 12/13/18	MXN	240,000,000	15,733,157
10.00% 12/5/24	MXN	30,536,000	2,303,484
Mexico Government International Bond
3.60% 1/30/25		200,000	196,250
4.60% 1/23/46		200,000	178,750

			28,556,985

Norway – 0.01%
Kommunalbanken 5.00% 3/28/19	NZD	72,000	48,850
Norway Government Bond
144A 1.75% 3/13/25 #	NOK	574,000	69,218
144A 2.00% 5/24/23 #	NOK	126,000	15,585

			133,653

Pakistan – 0.04%
Pakistan Government International Bond 144A 7.875% 3/31/36 #		886,000	821,994

			821,994

	Principal		Value
	amount°		(U.S. $)

Sovereign BondsΔ (continued)

Peru – 0.04%
Peruvian Government International Bond 4.125% 8/25/27		775,000	$763,375

			763,375

Poland – 0.05%
Poland Government Bond 3.25% 7/25/25	PLN	3,628,000	989,122

			989,122

Portugal – 0.01%
Portugal Government International Bond 144A 5.125% 10/15/24 #		131,000	139,465

			139,465

Republic of Korea – 0.08%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	1,086,778,900	897,022
Republic of Korea 7.125% 4/16/19		700,000	827,540

			1,724,562

Serbia – 0.03%
Republic of Serbia 144A 4.875% 2/25/20 #		665,000	673,392

			673,392

Singapore – 0.03%
Temasek Financial I 144A 2.375% 1/23/23 #		560,000	555,246

			555,246

Slovenia – 0.24%
Slovenia Government International Bonds
4.125% 2/18/19		200,000	211,500
5.50% 10/26/22		4,300,000	4,845,042

			5,056,542

South Africa – 0.11%
South Africa Government Bond 8.00% 1/31/30	ZAR	19,018,000	1,278,975
South Africa Government International Bond
5.375% 7/24/44		444,000	415,695
5.875% 9/16/25		500,000	533,750

			2,228,420

	Principal		Value
	amount°		(U.S. $)

Sovereign BondsΔ (continued)

Sri Lanka – 0.04%
Sri Lanka Government International Bond 144A 6.125% 6/3/25 #		880,000	$844,678

			844,678

United Kingdom – 0.06%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	154,100
3.25% 1/22/44	GBP	270,500	473,701
3.50% 1/22/45	GBP	138,800	254,063
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	278,422	456,598

			1,338,462

Total Sovereign Bonds (cost $84,944,099)			77,197,430

Supranational Banks – 0.25%

Corp Andina de Fomento 0.844% 1/29/18 ●		1,800,000	1,816,281
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	6,240,000,000	384,260
Inter-American Development Bank 6.00% 9/5/17	INR	67,600,000	1,017,933
International Bank for Reconstruction & Development
0.277% 4/17/19 ●		440,000	439,921
2.50% 11/25/24		440,000	452,578
3.75% 2/10/20	NZD	500,000	327,022
4.625% 10/6/21	NZD	1,054,000	717,914
International Finance 3.625% 5/20/20	NZD	163,000	105,995

Total Supranational Banks (cost $5,620,703)			5,261,904

U.S. Treasury Obligations – 22.20%

U.S. Treasury Bonds
2.50% 2/15/45		43,900,000	40,424,876
2.75% 8/15/42		900,000	877,846
2.75% 11/15/42		800,000	779,146
2.875% 8/15/45		13,789,000	13,785,056
3.00% 5/15/42		7,300,000	7,491,815
3.00% 11/15/44		2,500,000	2,550,146
3.00% 5/15/45		4,370,000	4,473,219

(continues	)	41

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

U.S. Treasury Obligations (continued)

U.S. Treasury Bonds 3.125% 8/15/44 ¥	10,000,000	$10,468,950
U.S. Treasury Inflation Indexed Bonds
0.125% 4/15/20	8,050,890	8,004,976
0.125% 7/15/22	2,075,580	2,026,270
0.125% 7/15/24	35,781,204	34,180,353
0.25% 1/15/25	3,425,840	3,286,843
0.375% 7/15/25	7,346,501	7,161,883
0.75% 2/15/45	4,864,656	4,229,687
1.75% 1/15/28	32,147,660	35,581,126
2.00% 1/15/26	3,847,744	4,321,698
2.375% 1/15/25	22,890,907	26,369,409
2.375% 1/15/27	6,118,281	7,168,546
2.50% 1/15/29	12,816,402	15,398,958
3.875% 4/15/29	275,829	380,848
U.S. Treasury Notes
1.375% 8/31/20	95,000	95,125
1.375% 9/30/20	195,000	194,995
1.625% 7/31/20	55,000,000	55,679,250
2.00% 10/31/21	1,600,000	1,633,490
2.00% 2/15/25	400,000	398,510
2.00% 8/15/25	12,960,000	12,893,852
2.125% 9/30/21	20,900,000	21,507,542
2.125% 5/15/25 ¥	32,700,000	32,903,100
2.375% 8/15/24 ¥	8,000,000	8,241,408
2.50% 5/15/24	32,100,000	33,444,188
2.75% 2/15/24	58,500,000	62,187,489

Total U.S. Treasury Obligations (cost $460,133,487)		458,140,600

	Number of shares

Common Stock – 0.00%

Century Communications =†	1,975,000	0

Total Common Stock (cost $59,791)		0

Convertible Preferred Stock – 0.17%

Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	5,800	193,720
Anadarko Petroleum 7.50% exercise price $69.84, expiration date 6/7/18	5,004	187,300
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	203	218,276

	Number of shares	Value (U.S. $)

Convertible Preferred Stock (continued)

Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	292	$119,720
Crown Castle International 4.50% exercise price $87.58, expiration date 11/1/16	3,400	346,324
Dominion Resources 6.125% exercise price $64.91, expiration date 4/1/16	5,082	281,085
Dynegy 5.375% exercise price $38.75, expiration date 11/1/17 @	2,990	233,579
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	6,250	272,813
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49 @	337	38,207
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	305	407,175
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16 @	11,332	211,908
Maiden Holdings 7.25% exercise price $15.26, expiration date 9/15/16	9,264	470,009
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	3,927	271,199
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	321	374,928

Total Convertible Preferred Stock (cost $4,761,769)		3,626,243

Preferred Stock – 0.38%

Ally Financial 144A 7.00% #	1,151	1,160,388
Bank of America 6.10% ●	635,000	619,919
Citigroup 8.40% ●	1,900,000	2,137,025
Integrys Energy Group 6.00% @●	35,650	958,985
National Retail Properties 5.70%	9,340	228,737
PNC Preferred Funding Trust II 144A 1.56% #●	2,000,000	1,852,500
Public Storage 5.20%	18,720	444,413

	Number of shares	Value (U.S. $)

Preferred Stock (continued)

USB Realty 144A 1.436% #●	500,000	$455,000

Total Preferred Stock (cost $7,648,617)		7,856,967

	Number of contracts

Options Purchased – 0.03%

Fixed Income Put Options – 0.00%
Fannie Mae TBA 4.50% 11/1/45 Euro Put, strike price $79, expiration date 11/5/15 @=	32,000,000	0
U.S. Treasury 5 yr Notes strike price $110.75, expires 11/20/15	140	1,094
U.S. Treasury 5 yr Notes strike price $111, expires 11/20/15	376	2,938

		4,032

Put Swaptions – 0.03%
10 yr IRS pay a fixed rate 2.58% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 5/12/16 @	4,400,000	45,214
10 yr IRS pay a fixed rate 2.58% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 5/23/16 @	10,300,000	112,394
30 yr IRS pay a fixed rate 2.905% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 8/20/18 @	4,400,000	427,566

		585,174

Total Options Purchased (premium paid $870,892)		589,206

	Principal amount°

Short-Term Investments – 6.53%

Discount Notes – 3.19%≠
Federal Home Loan Bank
0.07% 10/5/15	24,300,100	24,300,051
0.105% 10/23/15	9,918,408	9,918,289
0.105% 11/3/15	3,137,980	3,137,823
0.14% 10/28/15	2,122,192	2,122,160

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Discount Notes≠ (continued)
Federal Home Loan Bank
0.17% 1/21/16	8,541,346	$8,538,160
0.185% 1/19/16	4,152,833	4,151,309
0.195% 12/2/15	5,881,824	5,880,812
0.295% 3/2/16	2,079,232	2,077,509
Freddie Mac 0.075% 10/1/15	5,660,282	5,660,282

		65,786,395

Discounted Commercial Papers – 0.33%≠
ENI Finance USA
1.297% 6/2/16	4,500,000	4,469,527
1.297% 6/3/16	2,300,000	2,279,883

		6,749,410

Repurchase Agreements – 3.01%
Bank of America Merrill Lynch 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $10,960,020 (collateralized by U.S. government obligations 1.875%–3.625% 8/31/22–2/15/44; market value $11,179,199)	10,959,999	10,959,999
Bank of Montreal 0.08%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $18,266,706 (collateralized by U.S. government obligations 1.75%–3.00% 10/31/18–8/15/45; market value $18,631,998)	18,266,665	18,266,665
BNP Paribas 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $32,933,400 (collateralized by U.S. government obligations 0.00%–3.25% 10/8/15–11/15/44; market value $33,592,003)	32,933,336	32,933,336

		62,160,000

Total Short-Term Investments (cost $134,682,081)		134,695,805

(continues	)	43

Schedules of investments

Optimum Fixed Income Fund

Total Value of Securities – 123.11% (cost $2,565,323,560)		$2,540,823,994

	Number of contracts	Value (U.S. $)

Options Written – (0.07%)

Currency Call Options – (0.02%)
AUD vs USD strike price $0.725 expiration date 11/30/15 (BAML) @	(3,100,000)	(7,642)
EUR vs USD strike price $1.172, expiration date 11/20/15 (CITI) @	(7,900,000)	(19,147)
USD vs BRL strike price $4.50, expiration date 2/12/16 (JPMC) @	(5,200,000)	(188,526)
USD vs BRL strike price $4.55, expiration date 3/17/16 (DB) @	(2,900,000)	(121,319)
USD vs INR strike price $68, expiration date 10/29/15 (JPMC) @	(1,500,000)	(1,629)
USD vs INR strike price $68.10, expiration date 10/29/15 (CITI) @	(1,300,000)	(1,435)
USD vs INR strike price $68.50, expiration date 11/10/15 (BNP) @	(5,300,000)	(9,333)

		(349,031)

Currency Put Options – 0.00%
USD vs BRL strike price $3.90, expiration date (DB) @	(3,400,000)	(54,063)

		(54,063)

Fixed Income Call Option – (0.01%)
IMM Eurodollar Future strike price $98.75, expiration date 12/19/16 (MSC)	(199)	(220,144)

		(220,144)

Fixed Income Put Options – (0.01%)
Euro-Bund Futures exercise price $154, expiration date 10/23/15 (EURX)	(47)	(17,331)
Euro-Bund Futures exercise price $154.5, expiration date 10/23/15 (EURX)	(47)	(12,604)
IMM Eurodollar Future strike price $98.75, expiration date 12/19/16 (MSC)	(199)	(69,650)

		(99,585)

	Number of contracts	Value (U.S. $)

Options Written (continued)

Put Swaptions – (0.03%)
2 yr IRS pay a fixed rate 2.50% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 5/12/16 (MSC)	(42,300,000)	$(30,287)
2 yr IRS pay a fixed rate 2.50% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 5/23/16 (MSC)	(98,300,000)	(75,888)
5 yr IRS pay a fixed rate 1.80% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/16/15 (MSC)	(8,900,000)	(18,583)
5 yr IRS pay a fixed rate 2.80% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 8/20/18 (MSC)	(19,500,000)	(374,654)
7 yr IRS pay a fixed rate 1.90% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/29/15 (DB)	(8,600,000)	(17,965)
7 yr IRS pay a fixed rate 2.00% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/30/15 (MSC)	(8,700,000)	(27,588)
7 yr IRS pay a fixed rate 2.20% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/11/15 (DB)	(8,500,000)	(14,076)
7 yr IRS pay a fixed rate 2.16% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/14/15 (GSC)	(11,900,000)	(25,133)

	Number of contracts	Value (U.S. $)

Options Written (continued)

Put Swaptions (continued)
10 yr IRS pay a fixed rate 2.30% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/30/15 (MSC)	(8,700,000)	$(38,785)

		(622,959)

Total Options Written (premium received $1,792,453)		(1,345,782)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2015, the aggregate value of Rule 144A securities was $322,315,364, which represents 15.62% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $ 34,338,191 which represents 1.66% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Sept. 30, 2015. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts and reverse repurchase agreements.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2015.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2015.

(continues	)	45

Schedules of investments

Optimum Fixed Income Fund

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements, and swap contracts were outstanding at Sept. 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(1,363,826)	USD	966,475	10/16/15	$10,064
BAML	AUD	(6,974,000)	USD	5,016,167	11/12/15	132,647
BAML	BRL	(10,023,552)	USD	2,486,000	11/4/15	(10,521)
BAML	CAD	(1,517,726)	USD	1,140,200	10/16/15	2,946
BAML	CZK	(7,008,012)	USD	290,487	12/4/15	1,942
BAML	EUR	776,000	USD	(871,711)	10/1/15	(4,596)
BAML	EUR	399,094	USD	(450,536)	10/16/15	(4,478)
BAML	EUR	(60,000)	USD	70,105	11/12/15	3,015
BAML	GBP	7,169,000	USD	(10,899,036)	10/2/15	(53,879)
BAML	GBP	(7,169,000)	USD	10,897,367	11/3/15	53,920
BAML	GBP	(236,000)	USD	370,344	11/12/15	13,401
BAML	INR	309,314,880	USD	(4,802,280)	10/20/15	(100,429)
BAML	JPY	(119,167,019)	USD	982,042	10/16/15	(11,540)
BAML	JPY	(142,700,000)	USD	1,191,232	11/12/15	1,038
BAML	KRW	3,966,792,500	USD	(3,340,935)	10/20/15	3,333
BAML	MXN	(268,595,000)	USD	15,904,959	12/18/15	132,564
BAML	MYR	(9,457,834)	USD	2,261,828	10/20/15	114,175
BAML	NZD	(2,467,443)	USD	1,563,495	10/16/15	(12,149)
BAML	RUB	(4,689,720)	USD	71,478	10/7/15	(101)
BAML	RUB	4,689,720	USD	(70,548)	11/18/15	116
BAML	TWD	(49,969,120)	USD	1,541,067	10/20/15	26,546
BNP	AUD	(1,470,816)	USD	1,042,338	10/16/15	10,897
BNP	BRL	(4,873,681)	USD	1,219,000	11/4/15	5,134
BNP	CNY	3,324,450	USD	(513,468)	11/16/15	7,518
BNP	CNY	(3,194,309)	USD	487,978	1/29/16	(10,150)
BNP	EUR	3,536,000	USD	(3,992,243)	11/12/15	(38,445)
BNP	JPY	(852,000,000)	USD	7,059,777	11/12/15	(46,361)
BNP	MXN	(170,177,755)	USD	10,000,161	12/18/15	7,010
BNP	NOK	595,114	USD	(70,207)	10/1/15	(304)
BNP	NOK	(4,227,664)	USD	503,892	10/16/15	7,426
CITI	AUD	1,357,000	USD	(945,003)	11/12/15	5,231
CITI	BRL	(68,463,662)	USD	20,579,434	4/1/16	4,315,837
CITI	CZK	(3,007,788)	USD	125,677	2/19/16	1,386
CITI	DKK	(15,305,000)	USD	2,325,903	10/1/15	33,722
CITI	DKK	(44,344,000)	USD	6,836,777	1/4/16	178,919
CITI	EUR	(1,197,000)	USD	1,342,196	10/1/15	4,648
CITI	EUR	1,783,000	USD	(1,992,671)	10/2/15	(287)
CITI	EUR	28,367,000	USD	(31,647,493)	11/12/15	71,221
CITI	INR	233,356,436	USD	(3,587,339)	11/18/15	(59,557)
CITI	JPY	(113,600,000)	USD	912,076	11/12/15	(35,409)
CITI	KRW	(3,198,190,170)	USD	2,690,467	10/20/15	(5,817)
CITI	MYR	2,151,360	USD	(523,000)	10/20/15	(34,476)
CITI	PHP	(74,595,870)	USD	1,597,000	10/20/15	2,696
CITI	SGD	2,169,000	USD	(1,522,265)	10/9/15	1,497
CITI	TWD	(51,518,880)	USD	1,596,000	10/20/15	34,506
CITI	TWD	13,454,300	USD	(415,000)	12/4/15	(7,129)
DB	BRL	(28,345,171)	USD	6,943,928	11/4/15	(115,875)
DB	CZK	(4,009,891)	USD	168,937	2/12/16	3,280

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	EUR	(110,174,000)	USD	124,296,433	10/2/15	$1,184,227
DB	JPY	174,333,490	USD	(1,454,000)	10/1/15	(719)
DB	JPY	140,578,084	USD	(1,170,000)	10/2/15	1,903
DB	MXN	(4,554,597)	USD	270,022	10/16/15	1,212
DB	MXN	(75,303,084)	USD	4,395,634	12/18/15	(26,302)
DB	MYR	10,882,728	USD	(2,566,076)	10/20/15	(94,863)
DB	RUB	4,689,720	USD	(71,653)	10/7/15	(74)
DB	THB	(18,658,500)	USD	518,291	10/20/15	6,118
HSBC	GBP	(502,482)	USD	771,772	10/16/15	11,676
JPMC	AUD	5,611,000	USD	(4,017,972)	11/12/15	(88,888)
JPMC	BRL	(4,089,390)	USD	1,006,000	2/17/16	21,838
JPMC	BRL	(6,400,000)	USD	1,529,636	7/5/16	49,608
JPMC	DKK	(14,000,000)	USD	2,192,810	10/1/15	96,075
JPMC	EUR	422,000	USD	(472,918)	10/1/15	(1,369)
JPMC	EUR	1,590,000	USD	(1,779,146)	10/2/15	(2,426)
JPMC	EUR	13,349,000	USD	(15,094,158)	11/12/15	(167,902)
JPMC	GBP	(7,169,000)	USD	11,036,709	10/2/15	191,551
JPMC	GBP	(176,000)	USD	269,897	11/12/15	3,702
JPMC	INR	(114,137,430)	USD	1,727,000	10/20/15	(7,987)
JPMC	INR	(405,195,620)	USD	6,229,466	11/18/15	103,892
JPMC	JPY	(174,284,444)	USD	1,448,870	10/1/15	6,930
JPMC	JPY	45,089,625	USD	(375,000)	10/2/15	881
JPMC	JPY	(4,572,000,000)	USD	38,129,559	11/4/15	476
JPMC	JPY	526,300,000	USD	(4,371,795)	11/12/15	17,831
JPMC	KRW	(1,037,881,750)	USD	875,627	10/16/15	497
JPMC	KRW	(3,786,166,500)	USD	3,213,973	10/20/15	21,986
JPMC	MXN	20,721,278	USD	(1,202,000)	12/18/15	14,792
JPMC	MYR	(6,245,912)	USD	1,506,127	10/20/15	87,827
JPMC	PLN	(864,314)	USD	228,917	10/16/15	1,577
JPMC	SEK	(297,682)	USD	35,077	10/16/15	(497)
JPMC	SGD	(2,162,000)	USD	1,544,727	10/9/15	25,882
JPMC	THB	18,091,930	USD	(502,274)	10/20/15	(5,653)
JPMC	TWD	35,260,960	USD	(1,082,288)	10/20/15	(13,559)
JPMC	TWD	9,799,900	USD	(302,000)	12/4/15	(4,913)
TD	CAD	1,929,232	USD	(1,451,554)	10/16/15	(5,953)
TD	EUR	(770,866)	USD	868,351	10/16/15	6,774
TD	JPY	60,018,033	USD	(495,558)	10/16/15	4,856

						$6,076,138

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1)	90 Day Euro	$(245,098)	$(245,613)	9/18/18	$(515)
(46)	90 Day Euro	(11,296,339)	(11,321,750)	3/20/18	(25,411)
(213)	90 Day Euro	(52,555,866)	(52,829,325)	9/20/16	(273,459)
(747)	90 Day Euro	(184,995,674)	(185,545,462)	6/14/16	(549,788)
(469)	90 Day Euro	(115,352,726)	(116,141,988)	12/20/16	(789,262)
(626)	90 Day Euro	(153,389,042)	(154,434,200)	9/19/17	(1,045,158)
89	90 Day Euro Euribor	24,805,247	24,821,126	3/20/18	15,879
(132)	90 Day Sterling	(24,561,256)	(24,606,751)	3/22/18	(45,495)
(114)	90 Day Sterling	(21,212,080)	(21,309,490)	6/22/17	(97,410)
(711)	90 Day Sterling	(132,499,562)	(133,051,818)	6/16/17	(552,256)
69	Australian 3 yr Bonds	4,741,937	4,756,902	12/16/15	14,965
24	Euro-Bobl	3,442,906	3,460,007	12/9/15	17,101
157	Euro-BTP	23,369,997	23,909,598	12/9/15	539,601
69	Euro-Bund	11,869,622	12,042,342	12/8/15	172,720
377	Euro-Schatz	46,863,595	46,907,275	12/9/15	43,680
(117)	S&P 500 Emini	(11,348,154)	(11,165,895)	12/21/15	182,259
(869)	U.S. Treasury 10 yr Notes	(110,284,219)	(111,870,172)	12/22/15	(1,585,953)
(66)	U.S. Treasury 2 yr Notes	(14,458,157)	(14,456,062)	1/2/16	2,095
2,082	U.S. Treasury 5 yr Notes	248,591,112	250,913,531	1/2/16	2,322,419
53	U.S. Treasury Long Bonds	7,961,965	8,339,219	12/22/15	377,254

		$(460,551,792)			$(1,276,734)

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments (Receipts)	Termination Date	Unrealized Appreciation (Depreciation)[4]
	Protection
	Purchased:

	JPMC -
ICE	CDX.NA.HY.24	5,256,900	5.00%	6/20/20	$146,630
	JPMC - iTraxx
	Europe
	Crossover
	Series 24
ICE	Version 1	EUR 3,700,000	5.00%	12/20/20	123,920
JPMC	CDX.EM.23	5,276,000	1.00%	6/20/20	151,743
	People’s
	Republic of
JPMC	China	2,114,000	1.00%	9/20/20	17,084
	Protection Sold
	(Moody’s Rating):

	Brazil LA SP
	(Baa)
BAML	5 yr CDS	4,400,000	1.00%	12/20/20	57,073

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments (Receipts)	Termination Date	Unrealized Appreciation (Depreciation)[4]
	BorgWarner
	(Baa)
CITI	CDS	2,800,000	1.00%	12/20/20	$(7,387)
	Brazil LA SP
	(Baa)
CITI	5 yr CDS	4,100,000	1.00%	12/20/20	27,044
	Finmeccanica
	Finance (Ba)
CITI	5 yr CDS	EUR 300,000	5.00%	3/20/19	8,513
	Mexico LA
	SP (A)
CITI	5 yr CDS	1,900,000	1.00%	9/20/20	(16,443)
	Volvo
	Treasury
	(Baa)
CITI	CDS	EUR 400,000	1.00%	12/20/20	2,892
	JPMC -
	CDX.NA.HY.24
ICE	(Ba)	13,860,000	5.00%	6/20/20	(432,116)
	JPMC -
	CDX.NA.HY.25
ICE	(Ba)	400,000	5.00%	12/20/20	374
	JPMC -
	CDX.NA.IG.24
ICE	(A)	31,200,000	1.00%	6/20/20	(265,531)
	JPMC -
	CDX.NA.IG.25
ICE	(A)	17,400,000	1.00%	12/20/20	(39,927)
	JPMC - iTraxx
	Europe
	Crossover
	Series 24
	Version 1
ICE	(BB)	EUR 6,300,000	5.00%	12/20/20	(131,676)
	Mexico LA
	SP (A)
JPMC	5 yr CDS	14,300,000	1.00%	12/20/19	(440,968)
	Mexico LA
	SP (A)
JPMC	5 yr CDS	2,000,000	1.00%	9/20/20	(13,849)
	Republic of
	Brazil (Baa)
JPMC	5 yr CDS	2,000,000	1.00%	9/20/19	(233,150)

Total					$(1,045,774)

(continues	)	47

Schedules of investments

Optimum Fixed Income Fund

Inflation Swap Contracts5

Notional Value[3]	Expiration Date	Description	Unrealized Appreciation (Depreciation)

4,400,000	9/23/16	Agreement with BAML to receive the notional amount multiplied by the U.S. CPI Urban Consumers NSA and to pay the notional amount multiplied by the fixed rate of 0.415%	$384

Interest Rate Swap Contracts6

Counter- party	Swap Referenced Obligations	Notional Value[3]		Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termi- nation Date	Unrealized Appreciation (Depreciation)[4]

CME	JPMC - 2 yr TIEE-Banxico 28D	MXN	139,300,000	4.04%	3.342%	2/3/17	$13,552

CME	JPMC - 5 yr TIEE-Banxico 28D	MXN	209,200,000	5.27%	3.328%	2/5/20	14,837

CME	JPMC - 5 yr USD-BBA-LIBOR 3M		2,300,000	1.67%	0.320%	2/17/20	(38,509)

CME	JPMC - 10 yr	MXN	162,900,000	6.96%	3.250%	7/27/20	30,203

CME	JPMC - 10 yr	MXN	126,600,000	5.00%	3.436%	9/2/20	43,960

CME	JPMC - 10 yr		10,700,000	2.35%	0.304%	8/5/25	(341,711)

CME	JPMC - 10 yr		4,800,000	2.00%	0.283%	12/16/20	(47,493)

CME	JPMC - 10 yr TIEE-Banxico 28D	MXN	13,700,000	5.98%	3.340%	8/26/24	(921)

CME	JPMC - 10 yr TIEE-Banxico 28D	MXN	30,600,000	6.53%	3.342%	6/5/25	11,501

CME	JPMC - 10 yr USD-BBA-LIBOR		7,115,000	2.84%	0.327%	2/26/24	(548,171)

CME	JPMC - 10 yr USD-BBA-LIBOR 3M		2,000,000	2.45%	0.334%	6/17/25	(83,780)

CME	JPMC - 10 yr USD-BBA-LIBOR 3M		900,000	2.50%	0.280%	12/16/25	(48,242)

CME	JPMC - 15 yr TIEE-Banxico 28D	MXN	312,900,000	5.99%	3.390%	1/8/30	(943,808)

CME	JPMC - 15 yr USD-OIS- COMPOUND		17,700,000	0.50%	0.130%	6/18/16	(18,533)

CME	JPMC - 2 yr	MXN	96,300,000	4.39%	3.322%	7/28/17	11,348

CME	JPMC - 2 yr GBP-BBA-LIBOR 6M	GBP	3,200,000	1.50%	0.684%	12/16/17	(41,661)

Counter- party	Swap Referenced Obligations	Notional Value[3]		Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termi- nation Date	Unrealized Appreciation (Depreciation)[4]

CME	JPMC - 3 yr USD-BBA-LIBOR 3M		3,700,000	1.28%	0.335%	9/16/17	$(37,999)

CME	JPMC - 30 yr USD-BBA-LIBOR 3M		30,900,000	2.75%	0.281%	12/16/45	(1,027,606)

CME	JPMC - 4 yr USD-BBA-LIBOR 3M		1,600,000	2.00%	0.280%	12/16/19	(37,211)

CME	JPMC - 7 yr USD-BBA-LIBOR 3M		2,800,000	2.22%	0.314%	5/12/21	(109,271)

CME	JPMC - 7 yr USD-BBA-LIBOR 3M		1,750,000	2.24%	0.294%	7/28/21	(70,342)

CME	JPMC - 7 yr USD-BBA-LIBOR 3M		5,175,000	2.00%	0.327%	5/26/22	(113,651)

CME	JPMC - 7 yr USD-BBA-LIBOR 3M		1,700,000	2.25%	0.280%	12/16/22	(69,449)

CME	JPMC - 5 yr	MXN	121,500,000	5.50%	3.325%	9/22/20	23,007

DB	Brazil CETIP Interbank Deposit	BRL	61,200,000	15.51%	0.000%	7/1/16	15,728

DB	Brazil CETIP Interbank Deposit	BRL	48,200,000	15.90%	0.000%	1/4/21	338,465

DB	Brazil CETIP Interbank Deposit	BRL	900,000	12.81%	0.000%	1/4/21	34,728

GSC	Brazil CETIP Interbank Depost	BRL	66,600,000	15.70%	0.000%	1/2/17	30,686

JPMC	CME - 5 yr TIEE-Banxico 28D	MXN	35,400,000	5.62%	3.250%	6/2/20	9,154

LCH	JPMC - 30 yr USD-BBA-LIBOR 3M		20,600,000	2.75%	0.283%	12/16/45	(2,102,205)

LCH	JPMC - 5 yr USD-BBA-LIBOR 3M		61,900,000	2.00%	0.281%	12/16/20	(1,819,594)

LCH	JPMC - 7 yr USD-BBA-LIBOR 3M		51,400,000	2.25%	0.282%	12/16/22	(2,108,235)

LCH	JPMC - 10 yr USD-BBA-LIBOR 3M		5,100,000	2.50%	0.280%	12/16/25	(278,509)

MSC	Brazil CETIP Interbank Deposit	BRL	94,700,000	15.51%	0.000%	7/1/16	23,591

							$(9,286,141)

Reverse Repurchase Agreements7

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Repurchase Price
BAML - U.S. Treasury Note	0.55%	9/15/15	10/7/15	$(609,000)	$(609,195)
BNP - HSBC Finance Senior Unsecured Note	0.60%	9/28/15	10/6/15	(949,000)	(949,095)
RBC - Goldman Sachs Group Senior Unsecured Note	0.45%	9/29/15	10/7/15	(1,721,000)	(1,721,151)

				$(3,279,000)	$(3,279,441)

The use of foreign currency exchange contracts, futures contracts, reverse repurchase agreements, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts, notional values, and reverse repurchase agreements presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the “Schedules of investments” is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements	Up to 30 days	Total
U.S. Treasury Obligations	$(609,000)	$(609,000)
Corporate Bonds	(2,670,000)	(2,670,000)

	$(3,279,000)	$(3,279,000)

1See Note 5 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(217,507).

5Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive.

6An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

7See Note 1 in “Notes to financial statements.”

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BBA – LIBOR – British Bankers Association Rate

BNP – BNP Paribas

BRL – Brazilian Real

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CDX.NA.IG – Credit Default Swap Index North America Investment Grade

CITI – Citigroup Global Markets

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange Inc.

CNY – China Renminbi

CPI – Consumer Price Index

CZK – Czech Koruna

DB – Deutsche Bank

DKK – Danish Krone

EUR – European Monetary Unit

EURIBOR – Euro Interbank Offer Rate

EURX – Euronext Exchange

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GSC – Goldman Sachs Capital

GSMPS – Goldman Sachs Reperforming Mortgage               Securities

HSBC – Hong Kong Shanghai Bank

ICE LIBOR – Intercontinental Exchange London                   Interbank Offered Rate

IDR – Indonesian Rupiah

IMM –  International Monetary Market

INR – Indian Rupee

IRS – Interest Rate Swaptions

(continues	)	49

Schedules of investments

Optimum Fixed Income Fund

Summary of abbreviations: (continued)

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

LCH – London Clearing House

M – Month

MASTR – Mortgage Asset Securitization Transactions, Inc.

MBIA – MBIA Insurance Group

MSC – Morgan Stanley Capital

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NSA – Not Seasonally Adjusted

NZD – New Zealand Dollar

OIS – COMPOUND – Overnight Indexed Swaps Federal Funds Compound Rate

PHP – Philippine Peso

PIK – Payment-in-Kind

PLN – Polish Zloty

RBC – RBC Capital Markets

REMIC – Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

THB – Thailand Baht

TIEE – Banxico – Interbank Equilibrium Interest Rate Banco de Mexico

TWD – Taiwan Dollar

UBS – Union Bank of Switzerland

USD – U.S. Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements

Optimum International Fund

September 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)

Common Stock – 97.66%Δ

Australia – 1.95%
BHP Billiton ADR *	69,694	$2,203,724
Orora	1,005,896	1,641,644
Qantas Airways †	2,171,610	5,701,288

		9,546,656

Austria – 2.65%
Conwert Immobilien Invest *†	197,586	2,669,261
Erste Group Bank †	133,331	3,874,715
Schoeller-Bleckmann Oilfield Equipment *	49,978	2,823,693
voestalpine	106,114	3,648,467

		13,016,136

Belgium – 0.76%
Delhaize Group	42,029	3,725,478

		3,725,478

Bermuda – 1.57%
Everest Re Group	44,547	7,721,777

		7,721,777

Brazil – 1.33%
Banco Bradesco ADR	258,198	1,383,941
Banco do Brasil	309,000	1,171,257
JBS	572,300	2,423,312
Qualicorp †	416,767	1,544,010

		6,522,520

Canada – 3.86%
Bank of Nova Scotia	11,600	511,393
BCE	54,131	2,217,206
CGI Group Class A †	85,300	3,090,603
Constellation Software	2,300	964,071
Dominion Diamond	143,800	1,536,654
Empire	53,400	1,098,453
Magna International Class A	116,422	5,584,452
Rogers Communications Class B *	61,790	2,130,519
Sun Life Financial	51,100	1,648,128
Tourmaline Oil †	6,200	144,355

		18,925,834

China/Hong Kong – 6.17%
Anhui Conch Cement *	1,146,000	3,388,106
China Mobile	75,000	897,721
China Oilfield Services *	2,500,000	2,519,934
CLP Holdings	821,500	7,022,885
Hong Kong Exchanges and Clearing	90,400	2,073,840

	Number of	Value
	shares	(U.S. $)

Common StockΔ (continued)

China/Hong Kong (continued)
Industrial & Commercial Bank of China	4,455,000	$2,573,638
Mindray Medical International ADR	136,284	2,980,531
Orient Overseas International	899,000	4,230,022
Swire Pacific Class A	209,000	2,342,555
Weichai Power	1,188,000	1,111,462
Yangzijiang Shipbuilding Holdings	1,431,000	1,144,273

		30,284,967

Colombia – 0.41%
Bancolombia ADR	62,509	2,012,790

		2,012,790

Czech Republic – 0.57%
Komercni banka	12,933	2,803,323

		2,803,323

Denmark – 0.56%
Pandora	8,131	949,877
Vestas Wind Systems	34,341	1,785,395

		2,735,272

Finland – 0.85%
Neste Oil	181,169	4,169,592

		4,169,592

France – 3.54%
Christian Dior	6,782	1,270,639
Derichebourg †	184,871	531,764
ENGIE VVPR Strip =†	8,820	0
Faurecia	41,688	1,300,126
Gecina	7,404	902,927
Ipsen	20,818	1,291,415
IPSOS	33,336	654,785
Metropole Television	38,968	745,189
Peugeot †	187,498	2,841,077
Societe Generale *	79,006	3,530,857
Sodexo *	37,865	3,141,819
Thales	16,442	1,146,418

		17,357,016

Germany – 2.56%
Aurubis	49,926	3,177,619
Deutsche Lufthansa †	289,666	4,032,378
Merck	10,453	925,470
Nordex †	51,126	1,396,879
ProSiebenSat.1 Media	13,980	686,217

(continues	)	51

Schedules of investments

Optimum International Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Germany (continued)
Stroeer	13,148	$774,938
TUI	84,474	1,547,960

		12,541,461

India – 3.18%
Britannia Industries	23,968	1,129,970
Hindustan Unilever	232,962	2,897,512
ICICI Bank ADR	574,263	4,812,324
Maruti Suzuki India	9,592	688,268
Tata Consultancy Services	23,370	922,850
Yes Bank	459,922	5,143,720

		15,594,644

Indonesia – 0.79%
Indofood Sukses Makmur	4,242,700	1,596,717
Telekomunikasi Indonesia Persero	12,715,200	2,296,380

		3,893,097

Ireland – 4.32%
ICON †	181,540	12,883,894
Shire	121,619	8,314,389

		21,198,283

Israel – 3.59%
Bank Hapoalim BM	598,474	3,011,713
Check Point Software Technologies †	24,062	1,908,838
Plus500	91,064	510,407
Taro Pharmaceutical Industries †	18,954	2,708,337
Teva Pharmaceutical Industries ADR	167,632	9,464,503

		17,603,798

Italy – 0.10%
La Doria	45,778	497,908

		497,908

Japan – 18.65%
Adastria	26,700	1,599,585
Aderans	66,000	523,224
Alfresa Holdings	29,100	496,974
Bandai Namco Holdings	57,700	1,339,199
Chubu Electric Power	179,800	2,651,124
CyberAgent	24,500	958,448
Daiwa House Industry	103,700	2,570,920
Daiwa Securities Group	399,000	2,581,839
Denso	176,700	7,485,125
Haseko	118,300	1,340,200
Hitachi	632,000	3,189,224

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Japan (continued)
Hokuetsu Kishu Paper	100,300	$544,958
Iida Group Holdings	173,800	2,719,120
It Holdings	24,900	564,893
Izumi	23,900	967,480
Japan Airlines	56,800	2,009,948
Kaken Pharmaceutical	29,000	2,691,822
KDDI	37,500	839,401
Kose	17,600	1,606,406
Mixi	18,600	636,575
Mizuho Financial Group	3,808,600	7,124,671
Nexon	133,500	1,784,913
Nichi-iko Pharmaceutical	52,200	1,374,628
Nichirei	191,000	1,196,560
Nippon Paper Industries	54,500	831,959
Nippon Steel & Sumitomo Metal	141,500	2,578,625
Nippon Telegraph & Telephone	20,300	715,070
Nissha Printing	91,800	1,755,032
NTT DATA	25,300	1,275,593
NTT DOCOMO	24,600	414,947
Otsuka Holdings	81,800	2,612,110
SBI Holdings	121,900	1,377,396
Secom	98,400	5,918,077
Shimizu	57,000	489,433
Shionogi	46,500	1,666,870
Sumitomo Chemical	112,000	566,377
Sumitomo Heavy Industries	228,000	903,509
Sumitomo Mitsui Financial Group	165,500	6,276,073
Suzuken	32,700	1,090,494
T-Gaia	127,500	1,986,634
Tokyo Electric Power †	554,900	3,706,680
Tosoh	160,000	770,046
Towa Pharmaceutical	21,100	1,354,317
Toyota Motor	64,300	3,764,788
Yamazaki Baking	174,000	2,681,239

		91,532,506

Malaysia – 0.14%
Tenaga Nasional	253,300	692,509

		692,509

Netherlands – 1.72%
Core Laboratories *	62,329	6,220,434
Royal Dutch Shell Class A	93,153	2,209,573

		8,430,007

New Zealand – 0.47%
Spark New Zealand	690,389	1,319,432

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

New Zealand (continued)
Xero Private Placement †	104,850	$1,005,537

		2,324,969

Norway – 2.89%
DNB	433,251	5,638,489
Norsk Hydro	750,380	2,502,189
Statoil ADR *	198,671	2,892,650
Subsea 7 *†	187,461	1,411,093
Telenor	92,220	1,723,276

		14,167,697

Peru – 0.36%
Credicorp	16,483	1,753,132

		1,753,132

Republic of Korea – 3.17%
Hyundai Mobis	18,120	3,545,545
Korea Electric Power	63,190	2,605,297
Samsung Electronics	6,672	6,401,584
SK Hynix	106,030	3,024,082

		15,576,508

Singapore – 2.66%
DBS Group Holdings	500,200	5,709,654
SATS	215,000	579,182
Singapore Airlines	461,000	3,470,456
Singapore Exchange	184,600	913,234
United Industrial	1,117,000	2,401,982

		13,074,508

Spain – 1.69%
Amadeus IT Holding	182,002	7,797,908
Gamesa Corp Tecnologica	37,158	515,821

		8,313,729

Sweden – 1.02%
Getinge Class B *	223,451	4,986,766

		4,986,766

Switzerland – 6.48%
Credit Suisse Group ADR †	128,955	3,098,789
Galenica	5,422	6,907,766
Lonza Group †	51,962	6,817,543
Luxoft Holding †	12,064	763,531
Novartis ADR	75,039	6,897,585
Roche Holding	26,168	6,946,147
Zehnder Group	11,237	369,494

		31,800,855

Taiwan – 2.69%
Advanced Semiconductor Engineering	4,528,000	4,923,553

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Taiwan (continued)
AU Optronics	6,392,000	$1,888,584
Taiwan Semiconductor Manufacturing	1,598,000	6,391,167

		13,203,304

Thailand – 0.41%
PTT NVDR	236,200	1,566,176
TRC Construction NVDR	8,291,100	470,550

		2,036,726

Turkey – 0.97%
Akbank	1,137,193	2,551,092
Turkiye Garanti Bankasi	956,343	2,225,627

		4,776,719

United Kingdom – 12.62%
Abcam	102,032	897,285
ARM Holdings ADR	236,298	10,219,889
Debenhams	1,953,525	2,338,204
Diageo	219,140	5,887,812
DS Smith	252,764	1,510,023
Great Portland Estates	251,763	3,259,089
Hikma Pharmaceuticals	18,660	644,608
HSBC Holdings	308,909	2,330,399
Inchcape	208,795	2,275,248
Indivior	216,374	743,206
International Consolidated Airlines Group †	483,383	4,318,138
Investec	329,179	2,520,576
ITV	988,165	3,682,473
Land Securities Group	74,437	1,419,110
Legal & General Group	758,466	2,734,946
Mondi	267,988	5,616,996
Persimmon †	164,019	4,992,307
Playtech	114,385	1,436,366
Project White =†	71,072	1,720,284
Rio Tinto ADR	100,589	3,401,920

		61,948,879

United States – 2.96%
Carnival	143,821	7,147,904
Carnival - London Stock Exchange	70,302	3,637,305
Eros International †	16,299	443,170
Project Star =†	142	2,494,330
Project Star Series G =†	47	825,588

		14,548,297

Total Common Stock (cost $523,654,749)		479,317,663

(continues	)	53

Schedules of investments

Optimum International Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 1.76%

Discount Notes – 1.19%≠
Federal Home Loan Bank
0.07% 10/5/15	2,148,989	$2,148,985
0.103% 10/23/15	1,185,818	1,185,803
0.105% 11/3/15	223,647	223,636
0.14% 10/28/15	155,722	155,719
0.17% 1/21/16	349,976	349,845
0.185% 1/19/16	315,226	315,111
0.195% 12/2/15	446,468	446,391
0.295% 3/2/16	152,570	152,443
Freddie Mac
0.075% 10/1/15	860,457	860,457

		5,838,390

Repurchase Agreements – 0.57%
Bank of America Merrill Lynch 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $491,755 (collateralized by U.S. government obligations 1.875%–3.625% 8/31/22–2/15/44; market value $501,589)	491,754	491,754
Bank of Montreal 0.08%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $819,592 (collateralized by U.S. government obligations 1.75%–3.00% 10/31/18–8/15/45; market value $835,982)	819,590	819,590
BNP Paribas 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $1,477,658 (collateralized by U.S. government obligations 0.00%–3.25% 10/8/15–11/15/44; market value $1,507,209)	1,477,656	1,477,656

		2,789,000

Total Short-Term Investments (cost $8,627,038)		8,627,390

		Value (U.S. $)

Total Value of Securities Before Securities Lending Collateral – 99.42% (cost $532,281,787)		$487,945,053

	Number of shares

Securities Lending Collateral** – 5.19%

Investment Company Delaware Investments® Collateral Fund No. 1	25,477,313	25,477,313

Total Securities Lending Collateral (cost $25,477,313)		25,477,313

Total Value of Securities – 104.61%■ (cost $557,759,100)		$513,422,366

*	Fully or partially on loan.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2015, the aggregate value of fair valued securities was $5,040,202, which represents 1.03% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $25,873,541 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 4 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at Sept. 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contract to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BBH	AUD	(1,229,742)	USD	861,223	10/6/15	$(1,643)
BBH	JPY	59,455,581	USD	(495,728)	10/5/15	(70)
BNYM	INR	60,634,974	USD	(926,354)	10/1/15	(1,356)
BNYM	KRW	(1,915,031,703)	USD	1,617,828	10/2/15	2,268
BNYM	THB	(1,275,480)	USD	34,973	10/1/15	(111)
SSB	AUD	(1,244,335)	USD	871,584	10/1/15	(1,765)
SSB	HKD	3,524,261	USD	(454,743)	10/5/15	(10)

						$(2,687)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BBH – Brown Brothers Harriman

BNYM – BNY Mellon

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

SSB – State Street Bank

THB – Thailand Baht

See accompanying notes, which are an integral part of the financial statements.

55

Schedules of investments

Optimum Large Cap Growth Fund

September 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 95.56%²

Consumer Discretionary – 23.30%
Amazon.com †	138,000	$70,640,820
AutoZone †	12,800	9,265,024
BorgWarner	118,800	4,940,892
CarMax †	98,300	5,831,156
Chipotle Mexican Grill †	10,300	7,418,575
Church & Dwight	42,750	3,586,725
Comcast Class A	185,300	10,539,864
Delphi Automotive (United Kingdom)	170,300	12,949,612
Disney (Walt)	190,450	19,463,990
Dollar General	100,750	7,298,330
Dollar Tree †	22,150	1,476,519
Flipkart Limited @=†	1,530	206,746
Flipkart Limited Series A @=†	522	70,537
Flipkart Limited Series C @=†	921	124,453
Flipkart Limited Series E @=†	1,712	231,339
Flipkart Limited Series G =†	7,188	971,300
Flipkart Limited Series H @=†	6,977	942,788
Hanesbrands	250,400	7,246,576
Hilton Worldwide Holdings	150,200	3,445,588
Home Depot	97,423	11,251,382
Keurig Green Mountain	66,000	3,441,240
Las Vegas Sands	74,800	2,840,156
Lowe’s	182,700	12,591,684
Marriott International Class A	56,000	3,819,200
McDonald’s	91,700	9,035,201
MGM Resorts International †	405,470	7,480,921
Netflix †	69,700	7,197,222
NIKE Class B	88,700	10,907,439
Norwegian Cruise Line Holdings †	136,200	7,804,260
Pandora Media †	100,700	2,148,938
Priceline Group †	22,900	28,324,094
PVH	21,950	2,237,583
Ross Stores	102,600	4,973,022
Royal Caribbean Cruises	114,950	10,240,895
Signet Jewelers (Bermuda)	34,700	4,723,711
Tesla Motors †	47,270	11,741,868
Time Warner	92,800	6,380,000
Tractor Supply	90,500	7,630,960
VF	67,450	4,600,765
Walgreens Boots Alliance	162,600	13,512,060
Yum! Brands	150,100	12,000,495

		351,533,930

Consumer Staples – 4.92%
Altria Group	84,800	4,613,120
Anheuser-Busch InBev ADR	43,750	4,651,500

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Consumer Staples (continued)
Costco Wholesale	16,200	$2,342,034
CVS Health	136,700	13,188,816
Estee Lauder	41,700	3,364,356
Jarden †	178,800	8,739,744
Kroger	185,800	6,701,806
Molson Coors Brewing Class B	95,500	7,928,410
PepsiCo	72,950	6,879,185
Starbucks	279,700	15,898,148

		74,307,119

Energy – 1.23%
Anadarko Petroleum	60,050	3,626,419
Baker Hughes	96,900	5,042,676
Concho Resources †	14,200	1,395,860
EOG Resources	44,050	3,206,840
EQT	19,500	1,263,015
Pioneer Natural Resources	16,100	1,958,404
SunEdison †	182,000	1,306,760
TerraForm Global †	118,100	786,546

		18,586,520

Financials – 4.46%
American Tower	112,800	9,924,144
Bank of America	394,549	6,147,073
BlackRock	9,200	2,736,724
Blackstone Mortgage Trust	191,650	5,258,876
Citigroup	52,100	2,584,681
Citizens Financial Group	176,900	4,220,834
Crown Castle International	70,000	5,520,900
E*TRADE Financial †	51,100	1,345,463
Hartford Financial Services Group	45,900	2,101,302
Intercontinental Exchange	28,900	6,791,211
LendingClub †	118,950	1,573,709
Morgan Stanley	319,700	10,070,550
State Street	76,000	5,107,960
TD Ameritrade Holding	118,100	3,760,304
WeWork Companies =†	2,473	77,269

		67,221,000

Healthcare – 20.89%
ACADIA Pharmaceuticals †	31,800	1,051,626
Aetna	20,550	2,248,375
Alexion Pharmaceuticals †	94,000	14,700,660
Allergan †	164,468	44,704,047
Amgen	37,500	5,187,000
Anthem	70,400	9,856,000
Biogen †	42,100	12,285,201
BioMarin Pharmaceutical †	64,450	6,787,874

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Healthcare (continued)
Bristol-Myers Squibb	299,500	$17,730,400
Celgene †	207,250	22,418,233
Cigna	67,895	9,167,183
Edwards Lifesciences †	43,050	6,120,419
Eli Lilly	48,100	4,025,489
Gilead Sciences	255,800	25,117,002
HCA Holdings †	126,959	9,821,548
Hologic †	123,250	4,822,773
Humana	39,000	6,981,000
Illumina †	8,050	1,415,351
Incyte †	105,250	11,612,233
Intercept Pharmaceuticals †	14,250	2,363,505
Intuitive Surgical †	21,400	9,835,012
Mallinckrodt (Ireland) †	18,950	1,211,663
McKesson	56,900	10,528,207
Regeneron Pharmaceuticals †	18,450	8,581,833
Rite Aid †	209,750	1,273,183
Shire ADR	21,200	4,350,876
Thermo Fisher Scientific	77,550	9,482,814
United Therapeutics †	10,750	1,410,830
UnitedHealth Group	159,800	18,538,398
Valeant Pharmaceuticals International (Canada) †	89,000	15,875,820
Vertex Pharmaceuticals †	150,550	15,678,277

		315,182,832

Industrials – 9.22%
American Airlines Group	302,800	11,757,724
Boeing	126,000	16,499,700
Canadian Pacific Railway (Canada)	44,300	6,360,151
Danaher	331,250	28,225,813
FedEx	33,800	4,866,524
Flowserve	76,700	3,155,438
General Electric	60,400	1,523,288
HD Supply Holdings †	174,100	4,982,742
Honeywell International	97,700	9,251,213
JB Hunt Transport Services	9,900	706,860
Lockheed Martin	15,250	3,161,477
Martin Marietta Materials	18,100	2,750,295
McGraw Hill Financial	21,900	1,894,350
Mobileye (Israel) †	102,600	4,666,248
Roper Technologies	48,300	7,568,610
Tyco International (Switzerland)	61,950	2,072,847
Union Pacific	84,950	7,510,429
United Continental Holdings †	164,150	8,708,157
United Parcel Service Class B	73,300	7,233,977

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Industrials (continued)
Wabtec	71,300	$6,277,965

		139,173,808

Information Technology – 30.17%
Adobe Systems †	70,500	5,796,510
Akamai Technologies †	51,000	3,522,060
Alibaba Group Holding ADR †	100,105	5,903,192
Alliance Data Systems †	27,685	7,169,861
Apple	526,550	58,078,465
Arista Networks †	46,500	2,845,335
ASML Holding (Netherlands)	25,400	2,234,692
Avago Technologies (Singapore)	67,300	8,413,173
Broadcom Class A	140,350	7,218,201
Cisco Systems	88,700	2,328,375
Ctrip.com International ADR †	43,650	2,757,807
Dropbox Class A =†	61,727	1,187,661
Facebook Class A †	608,379	54,693,272
Fiserv †	83,200	7,205,952
Google Class A †	37,800	24,130,386
Google Class C †	94,128	57,269,358
GrubHub †	63,000	1,533,420
IHS Class A †	8,600	997,600
LinkedIn Class A †	66,700	12,681,671
MasterCard Class A	233,900	21,079,068
Microsoft	968,050	42,845,893
NetSuite †	33,500	2,810,650
NXP Semiconductor (Netherlands) †	82,100	7,148,447
Palo Alto Networks †	13,100	2,253,200
Red Hat †	48,800	3,507,744
salesforce.com †	297,250	20,638,067
SBA Communications Class A †	61,900	6,483,406
ServiceNow †	110,430	7,669,363
Tencent Holdings (China) (Hong Kong Exchange)	506,800	8,542,810
VeriSign †	58,700	4,141,872
Vipshop Holdings ADR †	360,100	6,049,680
Visa Class A	642,850	44,780,931
Western Digital	64,700	5,139,768
Yahoo †	215,500	6,230,105

		455,287,995

Materials – 0.98%
Air Products & Chemicals	35,100	4,478,058
Ashland	45,400	4,568,148
PPG Industries	46,650	4,090,739

(continues	)	57

Schedules of investments

Optimum Large Cap Growth Fund

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Materials (continued)
Sherwin-Williams	7,700	$1,715,406

		14,852,351

Telecommunication Services – 0.21%
ARRIS Group †	58,100	1,508,857
Level 3 Communications †	36,250	1,583,763

		3,092,620

Utilities – 0.18%
Sempra Energy	28,600	2,766,192

		2,766,192

Total Common Stock (cost $1,305,250,132)		1,442,004,367

Convertible Preferred Stock – 0.26%

Airbnb Private Placement =†	36,741	3,249,363
LivingSocial Private Placement Series F @=†	14,824	1,243
WeWork Companies Series E †	22,244	695,014

Total Convertible Preferred Stock (cost $3,054,393)		3,945,620

U.S. Master Limited Partnerships – 0.47%

Blackstone Group	193,050	6,113,893
Carlyle Group	63,150	1,060,920

Total U.S. Master Limited Partnerships (cost $8,040,404)		7,174,813

	Principal amount°

Short-Term Investments – 3.54%

Discount Notes – 1.33%≠
Federal Home Loan Bank
0.07% 10/5/15	5,711,494	5,711,483
0.105% 11/3/15	2,550,158	2,550,031
0.106% 10/23/15	3,028,478	3,028,442
0.14% 10/28/15	920,818	920,804
0.17% 1/21/16	3,585,964	3,584,626
0.185% 1/19/16	1,174,437	1,174,006
0.195% 12/2/15	1,663,401	1,663,115
0.295% 3/2/16	902,178	901,430
Freddie Mac 0.075% 10/1/15	517,164	517,164

		20,051,101

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 2.21%
Bank of America Merrill Lynch 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $5,874,790 (collateralized by U.S. government obligations 1.875%–3.625% 8/31/22–2/15/44; market value $5,992,274)	5,874,778	$5,874,778
Bank of Montreal 0.08%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $9,791,319 (collateralized by U.S. government obligations 1.75%–3.00% 10/31/18–8/15/45; market value $9,987,123)	9,791,297	9,791,297
BNP Paribas 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $17,652,959 (collateralized by U.S. government obligations 0.00%–3.25% 10/8/15–11/15/44; market value $18,005,983)	17,652,925	17,652,925

		33,319,000

Total Short-Term Investments (cost $53,368,257)		53,370,101

Total Value of Securities – 99.83% (cost $1,369,713,186)		$1,506,494,901

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $1,577,106, which represents 0.10% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2015, the aggregate value of fair valued securities was $7,062,699, which represents 0.47% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

  †  Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

59

Schedules of investments

Optimum Large Cap Value Fund

September 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.65%²

Consumer Discretionary – 8.47%
Advance Auto Parts	13,735	$2,603,195
Bed Bath & Beyond †	24,278	1,384,332
Comcast Class A Special	140,011	8,014,230
Delphi Automotive (United Kingdom)	66,153	5,030,274
Disney (Walt)	38,819	3,967,302
Hasbro	26,368	1,902,188
Johnson Controls	136,472	5,644,482
Kohl’s	18,212	843,398
McDonald’s	34,623	3,411,404
Newell Rubbermaid	35,932	1,426,860
Omnicom Group	112,294	7,400,175
Ross Stores	75,408	3,655,026
Target	96,249	7,570,946
Time	7,276	138,608
Time Warner	79,856	5,490,100
TJX	303,337	21,664,329
Verisk Analytics Class A †	198,113	14,642,532
Viacom Class B	57,966	2,501,233
Yum Brands	74,654	5,968,587

		103,259,201

Consumer Staples – 11.24%
Altria Group	430,629	23,426,218
Archer-Daniels-Midland	44,593	1,848,380
Campbell Soup	385,269	19,525,433
Colgate-Palmolive	45,667	2,898,028
CVS Health	120,001	11,577,696
Danone (France)	73,672	4,650,409
Diageo (United Kingdom)	319,950	8,596,355
General Mills	178,773	10,034,528
Imperial Tobacco Group (United Kingdom)	24,022	1,241,950
Kellogg	4,712	313,584
Nestle (Switzerland)	146,893	11,046,056
Philip Morris International	474,486	37,640,974
Procter & Gamble	41,452	2,982,057
Reynolds American	28,943	1,281,307

		137,062,975

Energy – 12.75%
Apache	219,219	8,584,616
Baker Hughes	10,302	536,116
Chesapeake Energy	620,574	4,548,807
Chevron	90,038	7,102,197
Continental Resources †	339,290	9,829,231
EOG Resources	35,516	2,585,565
Exxon Mobil	347,738	25,854,320

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Energy (continued)
Halliburton	430,949	$15,234,047
Marathon Petroleum	395,656	18,330,742
National Oilwell Varco	85,690	3,226,230
Noble (United Kingdom)	892,797	9,740,415
Occidental Petroleum	91,873	6,077,399
Schlumberger	69,672	4,805,278
SM Energy	312,682	10,018,331
Tesoro	132,894	12,922,613
Valero Energy	266,727	16,030,293

		155,426,200

Financials – 25.08%
ACE (Switzerland)	67,693	6,999,456
American Express	254,995	18,902,779
Aon (United Kingdom)	84,621	7,498,267
Apartment Investment & Management	411,776	15,243,948
Bank of New York Mellon	206,190	8,072,340
BlackRock	18,941	5,634,379
CBOE Holdings	328,248	22,018,876
Chubb	51,594	6,328,004
Citigroup	58,552	2,904,765
Credit Acceptance †	27,507	5,415,303
Discover Financial Services	272,563	14,170,550
Eaton Vance	377,972	12,631,824
Franklin Resources	168,773	6,288,482
Goldman Sachs Group	69,095	12,005,947
JPMorgan Chase	482,013	29,388,333
MasterCard Class A	131,446	11,845,914
McGraw Hill Financial	177,466	15,350,809
MetLife	232,614	10,967,750
Moody’s	145,074	14,246,267
NASDAQ OMX Group	107,081	5,710,630
PNC Financial Services Group	61,251	5,463,589
Prudential Financial	72,590	5,532,084
State Street	84,480	5,677,901
Travelers	127,332	12,673,354
U.S. Bancorp	299,232	12,271,504
Waddell & Reed Financial Class A	323,244	11,239,194
Wells Fargo	416,284	21,376,183

		305,858,432

Healthcare – 9.85%
Abbott Laboratories	170,012	6,837,883
AbbVie	191,676	10,429,091
Express Scripts Holding †	86,699	7,019,151

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Healthcare (continued)
Gilead Sciences	121,197	$11,900,333
Jazz Pharmaceuticals (Ireland) †	33,908	4,503,321
Johnson & Johnson	231,177	21,580,373
Medtronic (Ireland)	176,946	11,844,765
Merck	183,249	9,050,668
Mylan †	113,047	4,551,272
Novartis (Switzerland)	23,685	2,176,710
Pfizer	532,837	16,736,410
Roche Holding (Switzerland)	6,738	1,788,564
St. Jude Medical	72,650	4,583,489
Thermo Fisher Scientific	57,691	7,054,455

		120,056,485

Industrials – 13.24%
3M	84,652	12,001,114
Canadian National Railway (Canada)	59,584	3,381,988
Caterpillar	19,754	1,291,121
Danaher	104,006	8,862,351
Deere	22,699	1,679,726
Eaton (Ireland)	97,989	5,026,836
Equifax	13,194	1,282,193
Honeywell International	129,912	12,301,367
Illinois Tool Works	50,405	4,148,836
Lockheed Martin	172,875	35,838,716
Northrop Grumman	37,513	6,225,282
Parker-Hannifin	15,807	1,538,021
Pentair (United Kingdom)	54,039	2,758,151
Rockwell Collins	148,005	12,112,729
Stanley Black & Decker	32,980	3,198,400
Tyco International	223,803	7,488,448
Union Pacific	31,677	2,800,564
United Parcel Service Class B	280,161	27,649,089
United Technologies	133,320	11,864,147

		161,449,079

Information Technology – 10.92%
Accenture Class A (Ireland)	249,303	24,496,513
Alliance Data Systems †	21,180	5,485,196
Analog Devices	24,959	1,407,937
Apple	165,578	18,263,253
Fidelity National Information Services	66,840	4,483,627
Fiserv †	58,494	5,066,165
Harris	81,507	5,962,237
Hewlett-Packard	205,565	5,264,520
International Business Machines	57,468	8,331,136

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Information Technology (continued)
Microsoft	235,790	$10,436,065
NVIDIA	33,536	826,662
Oracle	155,576	5,619,405
Texas Instruments	161,762	8,010,454
Western Digital	189,036	15,017,020
Western Union	786,918	14,447,814

		133,118,004

Materials – 4.48%
CF Industries Holdings	234,738	10,539,736
Crown Holdings †	68,219	3,121,019
duPont (E.I.) deNemours	32,665	1,574,453
LyondellBasell Industries Class A	150,456	12,542,012
Monsanto	27,349	2,333,964
NewMarket	35,169	12,555,333
PPG Industries	137,204	12,031,419

		54,697,936

Telecommunication Services – 1.21%
AT&T	39,403	1,283,750
Verizon Communications	246,160	10,710,422
Vodafone Group (United Kingdom)	868,195	2,738,452

		14,732,624

Utilities – 0.41%
Duke Energy	70,236	5,052,778

		5,052,778

Total Common Stock (cost $1,003,677,168)		1,190,713,714

	Principal amount°

Short-Term Investments – 2.22%

Discount Notes – 0.35%≠
Federal Home Loan Bank
0.07% 10/5/15	1,952,050	1,952,046
0.103% 10/23/15	251,833	251,830
0.105% 11/3/15	251,914	251,901
0.14% 10/28/15	208,944	208,941
0.17% 1/21/16	455,186	455,016
0.185% 1/19/16	422,964	422,809
0.195% 12/2/15	599,061	598,958
0.295% 3/2/16	204,715	204,545

		4,346,046

(continues	)	61

Schedules of investments

Optimum Large Cap Value Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 1.87%
Bank of America Merrill Lynch 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $4,013,208 (collateralized by U.S. government obligations 1.875%–3.625% 8/31/22–2/15/44; market value $4,093,465)	4,013,201	$4,013,201
Bank of Montreal 0.08%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $6,688,682 (collateralized by U.S. government obligations 1.75%–3.00% 10/31/18–8/15/45; market value $6,822,441)	6,688,667	6,688,667
BNP Paribas 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $12,059,156 (collateralized by U.S. government obligations 0.00%–3.25% 10/8/15–11/15/44; market value $12,300,315)	12,059,132	12,059,132

		22,761,000

Total Short-Term Investments (cost $27,106,650)		27,107,046

Total Value of Securities – 99.87% (cost $1,030,783,818)		$1,217,820,760

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund

September 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 94.34%

Consumer Discretionary – 13.44%
Arctic Cat	64,012	$1,419,786
Blue Nile †	48,644	1,631,520
Buffalo Wild Wings †	6,630	1,282,441
Cato Class A	31,820	1,082,835
Choice Hotels International	17,771	846,788
ClubCorp Holdings	103,157	2,213,749
Crocs †	126,288	1,632,272
CST Brands	39,628	1,333,878
Diamond Resorts International †	183,350	4,288,557
Dorman Products †	45,379	2,309,337
Drew Industries	97,130	5,304,269
Fiesta Restaurant Group †	56,719	2,573,341
Fossil Group †	20,265	1,132,408
Gentex	99,562	1,543,211
HSN	39,145	2,240,660
IMAX (Canada) †	134,199	4,534,584
Jack in the Box	44,698	3,443,534
Kate Spade †	83,570	1,597,023
Madden (Steven) †	97,667	3,576,566
Mattress Firm Holding †	10,967	457,982
Panera Bread Class A †	17,891	3,460,298
Papa John’s International	34,453	2,359,341
Performance Sports Group †	90,661	1,216,671
Pool	57,263	4,140,115
Rent-A-Center	57,488	1,394,084
Samsonite International	620,530	2,027,790
Select Comfort †	94,069	2,058,230
Skechers U.S.A. Class A †	9,706	1,301,380
Texas Roadhouse	81,171	3,019,561
Vail Resorts	19,056	1,994,782

		67,416,993

Consumer Staples – 1.88%
Casey’s General Stores	21,495	2,212,265
Chefs’ Warehouse †	32,378	458,472
Fresh Market †	123,328	2,785,979
Freshpet †	69,313	727,787
HRG Group †	60,894	714,287
Nomad Foods (United Kingdom) †	133,642	2,104,861
SunOpta (Canada) †	86,723	421,474

		9,425,125

Energy – 1.71%
Carrizo Oil & Gas †	34,453	1,052,195
Clayton Williams Energy †	10,217	396,522
Core Laboratories (Netherlands)	12,453	1,242,809

	Number of shares	Value (U.S. $)

Common Stock (continued)

Energy (continued)
Diamondback Energy †	28,822	$1,861,901
PDC Energy †	24,411	1,294,027
RSP Permian †	95,018	1,924,115
SM Energy	25,321	811,285

		8,582,854

Financials – 15.33%
Allied World Assurance Holdings (Switzerland)	33,623	1,283,390
Associated Banc-Corp	395,268	7,102,966
Assurant	29,300	2,314,993
Assured Guaranty (Bermuda)	72,131	1,803,275
Education Realty Trust	56,992	1,877,886
EverBank Financial	108,623	2,096,424
Extra Space Storage	132,569	10,229,024
Financial Engines	33,969	1,001,066
First American Financial	88,871	3,472,190
First Busey	92,177	1,831,557
Hancock Holding	48,822	1,320,635
Hannon Armstrong Sustainable Infrastructure Capital	97,094	1,671,959
HFF Class A	51,670	1,744,379
Kennedy-Wilson Holdings	138,293	3,065,956
Lakeland Financial	105,017	4,741,518
LegacyTexas Financial Group	105,266	3,208,508
Leucadia National	60,810	1,232,011
MarketAxess Holdings	26,532	2,464,292
MB Financial	131,998	4,308,415
Patriot National †	123,912	1,961,527
Pebblebrook Hotel Trust	40,573	1,438,313
PrivateBancorp	87,248	3,344,216
Sandy Spring Bancorp	37,190	973,634
SEI Investments	85,508	4,124,051
SVB Financial Group †	32,792	3,788,788
TrustCo Bank New York	173,215	1,011,576
United Community Banks	96,108	1,964,448
WisdomTree Investments	79,767	1,286,642
World Acceptance †	6,871	184,418

		76,848,057

Healthcare – 17.53%
Abaxis	19,430	854,726
Acadia Healthcare †	46,490	3,080,892
Achillion Pharmaceuticals †	118,231	816,976
Adeptus Health Class A †	17,244	1,392,625
Aerie Pharmaceuticals †	54,762	971,478
Agios Pharmaceuticals †	27,887	1,968,543
Akorn †	89,361	2,547,235

(continues	)	63

Schedules of investments

Optimum Small-Mid Cap Growth Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Healthcare (continued)
Anacor Pharmaceuticals †	23,475	$2,763,242
Aratana Therapeutics †	77,831	658,450
BioCryst Pharmaceuticals †	137,442	1,566,839
Bio-Techne	28,434	2,629,008
Cardiovascular Systems †	46,731	740,219
Celldex Therapeutics †	84,028	885,655
Cepheid †	157,351	7,112,265
ConforMIS †	8,905	160,824
DexCom †	28,018	2,405,625
Endologix †	121,841	1,493,771
Envision Healthcare Holdings †	108,223	3,981,524
Five Prime Therapeutics †	48,000	738,720
Flexion Therapeutics †	47,534	706,355
Galapagos ADR †	23,581	959,982
HealthSouth	22,405	859,680
HeartWare International †	38,408	2,009,122
Insulet †	127,737	3,309,666
Intercept Pharmaceuticals †	3,154	523,122
Intersect ENT †	55,289	1,293,763
Ironwood Pharmaceuticals †	60,499	630,400
LDR Holding †	87,000	3,004,110
LifePoint Health †	25,331	1,795,968
Medidata Solutions †	45,829	1,929,859
Mettler-Toledo International †	19,259	5,483,808
Novavax †	208,350	1,473,035
Otonomy †	44,079	785,047
Portola Pharmaceuticals †	44,240	1,885,509
PTC Therapeutics †	41,595	1,110,587
Relypsa †	60,152	1,113,413
Sarepta Therapeutics †	59,241	1,902,228
Seattle Genetics †	34,951	1,347,711
Sirona Dental Systems †	15,773	1,472,252
Team Health Holdings †	43,416	2,345,766
TESARO †	32,707	1,311,551
Tetraphase Pharmaceuticals †	70,925	529,101
Ultragenyx Pharmaceutical †	50,184	4,833,221
Veeva Systems Class A †	161,539	3,781,628
VWR †	76,232	1,958,400
Wright Medical Group †	64,514	1,356,084
Zafgen †	44,316	1,415,896

		87,895,881

Industrials – 19.64%
Acuity Brands	7,933	1,392,876
Advanced Drainage Systems	101,015	2,922,364
Advisory Board †	73,956	3,367,956

	Number of shares	Value (U.S. $)

Common Stock (continued)

Industrials (continued)
Altra Industrial Motion @	54,433	$1,258,491
AMETEK	170,640	8,927,885
Astronics †	27,211	1,100,141
Avis Budget Group †	106,160	4,637,069
CAI International †	2,485	25,049
Cavco Industries †	46,965	3,197,847
DigitalGlobe †	70,197	1,335,147
Donaldson	236,271	6,634,490
ESCO Technologies	69,320	2,488,588
Generac Holdings †	133,350	4,012,501
HD Supply Holdings †	48,174	1,378,740
Heartland Express	103,772	2,069,214
HEICO Class A	180,817	8,210,900
Hertz Global Holdings †	126,187	2,111,108
Knoll	95,470	2,098,431
Landstar System	55,097	3,497,007
Masonite International †	50,610	3,065,954
Middleby †	19,924	2,095,806
Moog Class A †	49,846	2,695,173
Navigant Consulting †	91,403	1,454,222
Nordson	128,354	8,078,601
Oshkosh	41,509	1,508,022
PGT †	97,130	1,192,756
Rush Enterprises †	26,169	609,999
Rush Enterprises Class A †	104,700	2,533,740
Swift Transportation †	135,415	2,033,933
Thermon Group Holdings @†	58,594	1,204,107
Toro	55,330	3,902,978
TriNet Group †	106,267	1,785,286
WageWorks †	43,697	1,969,861
Watts Water Technologies Class A	27,980	1,477,904
WESCO International †	22,431	1,042,369
XPO Logistics †	50,007	1,191,667

		98,508,182

Information Technology – 21.27%
Amber Road †	203,564	859,040
ANSYS †	57,323	5,052,449
Apigee †	34,913	368,332
Arista Networks †	36,008	2,203,329
Atmel	62,263	502,462
Bankrate †	179,318	1,855,941
Blackhawk Network Holdings †	74,508	3,158,394
CalAmp †	34,000	547,060
Ciena †	80,601	1,670,053

	Number of shares	Value (U.S. $)

Common Stock (continued)

Information Technology (continued)
comScore †	36,408	$1,680,229
CoreLogic †	43,383	1,615,149
CoStar Group †	25,792	4,463,563
Coupons.com †	126,807	1,141,263
Cvent †	60,737	2,044,407
Demandware †	73,712	3,809,436
Entegris †	87,651	1,156,117
ExlService Holdings †	138,224	5,104,612
Fair Isaac	32,382	2,736,279
Fleetmatics Group (Ireland) †	39,764	1,952,015
Global Payments	13,957	1,601,287
GoDaddy Class A †	17,800	448,738
Gogo †	100,063	1,528,963
Guidewire Software †	35,824	1,883,626
Heartland Payment Systems @	35,048	2,208,374
HomeAway †	61,433	1,630,432
HubSpot †	61,348	2,844,707
Infinera †	110,828	2,167,796
IPG Photonics †	60,975	4,632,271
Knowles †	23,775	438,173
Littelfuse	11,815	1,076,937
MAXIMUS	32,433	1,931,709
Mellanox Technologies (Israel) †	77,621	2,933,298
Monolithic Power Systems	34,453	1,763,994
NetSuite †	24,438	2,050,348
Nimble Storage †	62,143	1,498,889
RetailMeNot †	56,948	469,252
Rogers †	28,226	1,501,059
Sanmina †	87,431	1,868,400
SPS Commerce †	61,231	4,156,973
SunPower †	99,752	1,999,030
Telogis @=†	185,242	357,517
Textura †	120,247	3,107,182
Tyler Technologies †	19,551	2,919,160
Verint Systems †	50,306	2,170,704
Virtusa †	110,769	5,683,557
WEX †	21,332	1,852,471
WNS Holdings ADR †	207,534	5,800,575
Zillow Group †	26,608	764,448
Zillow Group Class C †	53,216	1,436,832

		106,646,832

Materials – 2.48%
Graphic Packaging Holding	224,047	2,865,561
Headwaters †	266,571	5,011,535
KapStone Paper & Packaging	140,403	2,318,054

	Number of shares	Value (U.S. $)

Common Stock (continued)

Materials (continued)
Platform Specialty Products †	176,414	$2,231,637

		12,426,787

Telecommunication Services – 1.06%
Boingo Wireless †	154,772	1,281,512
Globalstar †	476,279	747,758
inContact †	75,000	563,250
Lumos Networks	125,675	1,528,208
Vonage Holdings †	205,884	1,210,598

		5,331,326

Total Common Stock (cost $459,460,205)		473,082,037

Convertible Preferred Stock – 0.56%

DraftKings Series D@=	56,648	412,519
Honest@=	15,249	662,832
MarkLogic@=	83,588	982,159
Zuora=	209,844	717,534

Total Convertible Preferred Stock (cost $2,770,886)		2,775,044

Preferred Stock – 1.01%

Cloudera @=	30,243	873,418
DocuSign
Series B @=	1,166	21,641
Series B-1 @=	349	6,477
Series C @=	4,474	83,037
Series D @=	838	15,553
Series E @=	21,664	402,084
DraftKings Series D-1 =	50,706	369,248
Nutanix @=	40,185	763,515
Pure Storage =	36,123	614,813
Telogis @=†	252,269	1,120,074
Veracode Series 8 @=	30,584	810,170

Total Preferred Stock (cost $3,456,304)		5,080,030

	Principal amount°

Short-Term Investments – 4.30%

Discount Notes – 2.48%≠
Federal Home Loan Bank
0.07% 10/5/15	6,069,343	6,069,331
0.103% 10/23/15	1,731,443	1,731,423
0.105% 11/3/15	365,315	365,297

(continues	)	65

Schedules of investments

Optimum Small-Mid Cap Growth Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Discount Notes≠ (continued)
0.14% 10/28/15	264,250	$264,246
0.17% 1/21/16	1,178,693	1,178,254
0.185% 1/19/16	534,920	534,724
0.195% 12/2/15	757,628	757,498
0.295% 3/2/16	258,901	258,687
Freddie Mac 0.075% 10/1/15	1,259,582	1,259,582

		12,419,042

Repurchase Agreements – 1.82%
Bank of America Merrill Lynch 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $1,611,913 (collateralized by U.S. government obligations 1.875%–3.625% 8/31/22–2/15/44; market value $1,644,148)	1,611,910	1,611,910
Bank of Montreal 0.08%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $2,686,522 (collateralized by U.S. government obligations 1.75%–3.00% 10/31/18–8/15/45; market value $2,740,247)	2,686,516	2,686,516
BNP Paribas 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $4,843,583 (collateralized by U.S. government obligations 0.00%–3.25% 10/8/15–11/15/44; market value $4,940,445)	4,843,574	4,843,574

		9,142,000

Total Short-Term Investments (cost $21,560,353)		21,561,042

Total Value of Securities – 100.21% (cost $487,247,748)	$502,498,153

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $11,181,968, which represents 2.23% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2015, the aggregate value of fair valued securities was $8,212,591, which represents 1.63% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund

September 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 88.33%

Consumer Discretionary – 9.89%
AMC Networks Class A †	47,500	$3,475,575
Ascena Retail Group †	254,000	3,533,140
bebe stores	1,164,866	1,094,974
Cable One †	4,000	1,677,680
Callaway Golf	270,168	2,255,903
China Automotive Systems (China) †	272,661	1,450,556
Christopher & Banks †	639,160	709,468
Crocs †	273,800	3,538,865
Dick’s Sporting Goods	54,500	2,703,745
Dillard’s Class A	18,700	1,634,193
Finish Line Class A	81,000	1,563,300
Fossil Group †	26,000	1,452,880
Helen of Troy †	7,200	642,960
Hooker Furniture (Bermuda)	143,694	3,382,557
Horizon Global †	247,000	2,178,540
Mattel	80,200	1,689,012
Meredith	8,700	370,446
Pier 1 Imports	263,000	1,814,700
Rent-A-Center	89,700	2,175,225
Spartan Motors	825,276	3,408,390
Staples	106,000	1,243,380
Time	185,300	3,529,965
Winnebago Industries	71,143	1,362,388

		46,887,842

Consumer Staples – 2.54%
Darling Ingredients †	115,100	1,293,724
Dean Foods	218,400	3,607,968
Edgewell Personal Care	21,400	1,746,240
Energizer Holdings	43,124	1,669,330
Landec †	317,757	3,708,224

		12,025,486

Energy – 4.03%
CONSOL Energy	239,200	2,344,160
Frank’s International (Netherlands)	113,000	1,732,290
Gulf Island Fabrication	46,365	488,223
Hallador Energy	494,256	3,435,079
McDermott International †	60,500	260,150
Memorial Resource Development †	95,300	1,675,374
MRC Global †	110,000	1,226,500
Newpark Resources †	288,403	1,476,623
Oil States International †	47,000	1,228,110
PDC Energy †	35,900	1,903,059
RSP Permian †	89,600	1,814,400

	Number of shares	Value (U.S. $)

Common Stock (continued)

Energy (continued)
Warren Resources †	403,457	$197,452
Weatherford International (Switzerland) †	158,000	1,339,840

		19,121,260

Financials – 9.30%
Alexandria Real Estate Equities	43,192	3,657,067
BankUnited	102,600	3,667,950
Cedar Realty Trust	576,776	3,581,779
CIT Group	82,800	3,314,484
Comerica	40,000	1,644,000
Dime Community Bancshares	251,303	4,247,021
East West Bancorp	42,900	1,648,218
First Financial Bancorp @	125,100	2,386,908
Hallmark Financial Services †	347,326	3,990,776
Inland Real Estate	143,200	1,159,920
Potlatch	51,003	1,468,376
PrivateBancorp	95,400	3,656,682
STAG Industrial	98,000	1,784,580
SVB Financial Group †	5,500	635,470
Wintrust Financial	69,600	3,718,728
XL Group (Ireland)	51,000	1,852,320
Zions Bancorporation	61,100	1,682,694

		44,096,973

Healthcare – 5.60%
CONMED	34,700	1,656,578
Haemonetics †	91,900	2,970,208
Halyard Health †	116,300	3,307,572
Integra Lifesciences Holdings †	35,200	2,096,160
MEDNAX †	50,800	3,900,932
Myriad Genetics †	118,400	4,437,632
PerkinElmer	36,600	1,682,136
Premier Class A †	80,800	2,777,096
Teleflex	30,000	3,726,300

		26,554,614

Industrials – 23.74%
ACCO Brands †	852,505	6,027,210
Aegion †	106,900	1,761,712
AMETEK	52,875	2,766,420
Apogee Enterprises	57,800	2,580,770
B/E Aerospace	33,400	1,466,260
Beacon Roofing Supply †	56,479	1,835,003
Brady Class A	74,500	1,464,670
Carlisle	30,800	2,691,304
Colfax †	10,000	299,100

(continues	)	67

Schedules of investments

Optimum Small-Mid Cap Value Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Industrials (continued)
Continental Building Products †	74,447	$1,529,141
Crane	42,800	1,994,908
Diana Shipping (Greece) †	571,975	3,706,398
Dover	83,700	4,785,966
Dynamic Materials	90,000	858,600
Encore Wire	75,497	2,466,487
Ennis	179,949	3,123,915
Equifax	28,197	2,740,184
FreightCar America	184,100	3,159,156
Graham	171,404	3,025,281
Granite Construction	117,140	3,475,544
Harsco	224,000	2,031,680
Herman Miller	131,600	3,795,344
Hubbell Class B	10,900	925,955
KBR	149,000	2,482,340
Kennametal	123,500	3,073,915
Knoll	161,824	3,556,892
Landstar System	22,400	1,421,728
McGrath RentCorp	103,549	2,763,723
Navigant Consulting †	156,972	2,497,424
Oshkosh	24,100	875,553
Pitney Bowes	250,700	4,976,395
Precision Castparts	16,200	3,721,302
RPX †	250,296	3,434,061
Rush Enterprises Class A †	68,300	1,652,860
Stanley Black & Decker	52,500	5,091,450
Timken	59,500	1,635,655
TrueBlue †	234,600	5,271,462
Tyco International	15,400	515,284
Watts Water Technologies Class A	67,901	3,586,531
WESCO International †	74,300	3,452,721
Woodward	70,500	2,869,350
Xerium Technologies †	88,800	1,152,624

		112,542,278

Information Technology – 19.66%
Advanced Energy Industries †	118,253	3,110,054
Amdocs	85,600	4,868,928
ARRIS Group †	135,600	3,521,532
AVG Technologies (Netherlands) †	209,200	4,550,100
Booz Allen Hamilton Holding	90,396	2,369,279
Brocade Communications Systems	234,100	2,429,958
Brooks Automation	145,500	1,703,805
Cardtronics †	138,000	4,512,600
Checkpoint Systems	152,100	1,102,725

	Number of shares	Value (U.S. $)

Common Stock (continued)

Information Technology (continued)
Diebold	23,500	$699,595
Fairchild Semiconductor International †	236,500	3,320,460
Flextronics International †	562,000	5,923,480
FLIR Systems	128,007	3,582,916
IAC/InterActiveCorp	51,500	3,361,405
Infineon Technologies (Germany)	100,000	1,123,544
Ingram Micro Class A †	184,500	5,025,780
j2 Global @	61,200	4,336,020
Jabil Circuit	191,000	4,272,670
Kemet †	270,000	496,800
Mercury Systems †	268,640	4,274,062
Methode Electronics	74,735	2,384,047
ON Semiconductor †	388,600	3,652,840
Plexus †	122,302	4,718,411
Rudolph Technologies †	293,708	3,656,665
ScanSource †	104,836	3,717,485
Synaptics †	35,975	2,966,499
Teradyne	192,100	3,459,721
Unisys †	138,287	1,645,615
Xcerra †	70,300	441,484
Zebra Technologies †	25,500	1,952,025

		93,180,505

Materials – 11.92%
Albemarle	36,762	1,621,204
Allegheny Technologies	172,000	2,438,960
Avery Dennison	84,000	4,751,880
Boise Cascade †	102,900	2,595,138
Carpenter Technology	95,200	2,834,104
Deltic Timber	57,516	3,440,032
Eastman Chemical	66,900	4,329,768
Fuller (H.B.)	92,000	3,122,480
Intrepid Potash †	276,400	1,531,256
KapStone Paper & Packaging	142,100	2,346,071
KMG Chemicals	204,892	3,952,367
Minerals Technologies	108,300	5,215,728
Olympic Steel	56,113	558,324
Owens-Illinois †	76,000	1,574,720
PolyOne	228,600	6,707,124
Ryerson Holding @†	117,000	614,250
Sealed Air	39,000	1,828,320
Sonoco Products	77,600	2,928,624
Stillwater Mining †	311,056	3,213,208
WestRock	17,380	894,027

		56,497,585

	Number of shares	Value (U.S. $)

Common Stock (continued)

Telecommunication Services – 0.94%
Vonage Holdings †	759,357	$4,465,019

		4,465,019

Utilities – 0.71%
Questar	173,000	3,357,930

		3,357,930

Total Common Stock (cost $408,254,964)		418,729,492

Exchange-Traded Fund – 0.37%

iShares Russell 2000 Value ETF	19,200	1,729,920

Total Exchange-Traded Fund (cost $1,822,700)		1,729,920

U.S. Master Limited Partnership – 0.54%

Boardwalk Pipeline Partners	219,000	2,577,630

Total U.S. Master Limited Partnership (cost $2,981,234)		2,577,630

	Principal amount°

Short-Term Investments – 11.44%

Discount Notes – 6.12%≠
Federal Home Loan Bank
0.07% 10/5/15	9,987,530	9,987,510
0.103% 10/23/15	6,071,538	6,071,465
0.105% 11/3/15	1,217,942	1,217,881
0.14% 10/28/15	764,311	764,300
0.17% 1/21/16	3,041,898	3,040,763
0.185% 1/19/16	1,547,189	1,546,621
0.195% 12/2/15	2,191,345	2,190,968
0.295% 3/2/16	748,839	748,219
Freddie Mac 0.075% 10/1/15	3,459,528	3,459,528

		29,027,255

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 5.32%
Bank of America Merrill Lynch 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $4,444,133 (collateralized by U.S. government obligations 1.875%–3.625% 8/31/22–2/15/44; market value $4,533,007)	4,444,124	$4,444,125
Bank of Montreal 0.08%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $7,406,891 (collateralized by U.S. government obligations 1.75%–3.00% 10/31/18–8/15/45; market value $7,555,012)	7,406,874	7,406,874
BNP Paribas 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $13,354,027 (collateralized by U.S. government obligations 0.00%–3.25% 10/8/15–11/15/44; market value $13,621,081)	13,354,001	13,354,001

		25,205,000

Total Short-Term Investments (cost $54,230,304)		54,232,255

Total Value of Securities – 100.68% (cost $467,289,202)		$477,269,297

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $7,337,178, which represents 1.55% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

69

Statements of assets and liabilities

Optimum Fund Trust

September 30, 2015 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Assets:
Investments, at value[1,2]	$2,406,128,189	$479,317,663	$1,453,124,800	$1,190,713,714	$480,937,111	$423,037,042
Short-term investments, at value[3]	134,695,805	8,627,390	53,370,101	27,107,046	21,561,042	54,232,255
Short-term investments held as collateral for loaned securities, at value[4]	—	25,477,313	—	—	—	—
Cash	18,483,979	9,732	289,846	244,047	113,679	76,457
Cash collateral due from brokers	5,376,566	—	—	—	—	—
Foreign currencies, at value[5]	2,070,491	1,970,826	—	24,196	—	46,931
Receivable for securities sold	238,873,534	6,500,948	30,207,657	2,257,404	1,319,143	2,797,996
Dividends and interest receivable	15,054,430	1,941,518	654,227	2,033,726	195,127	295,045
Unrealized appreciation on foreign currency exchange contracts	7,048,746	2,268	—	—	—	—
Receivable for fund shares sold	3,220,440	688,661	2,041,734	1,789,237	809,799	812,578
Upfront payments paid on interest rate swap contracts	2,817,128	—	—	—	—	—
Upfront payments paid on credit default swap contracts	2,542,998	—	—	—	—	—
Unrealized appreciation on credit default swap contracts	498,180	—	—	—	—	—
Variation margin due from brokers on centrally cleared interest rate swap contracts	418,669	—	—	—	—	—
Swap payments receivable	216,082	—	—	—	—	—
Unrealized appreciation on interest rate swap contracts	182,475	—	—	—	—	—
Variation margin due from brokers on centrally cleared credit default swap contracts	37,093	—	—	—	—	—
Securities lending income receivable	—	8,630	—	—	—	—
Options written, at value	—	—	—	—	—	—
Other assets[6]	415,736	—	—	—	—	—

Total assets	2,838,080,541	524,544,949	1,539,688,365	1,224,169,370	504,935,901	481,298,304

Liabilities:
Reverse repurchase agreement payable	3,279,000	—	—	—	—	—
Options written, at value[7]	1,345,782	—	—	—	—	—
Payable for securities purchased	737,863,279	6,904,044	27,743,109	2,580,382	2,498,811	6,337,252
Cash collateral due to brokers	9,485,000	—	—	—	—	—
Payable for fund shares redeemed	1,884,679	391,691	1,280,504	932,417	357,236	330,447
Swap payments payable	273,975	—	—	—	—	—
Variation margin due to broker on futures contracts	115,162	—	—	—	—	—
Interest payable for reverse repurchase agreements and securities sold short	710	—	—	—	—	—
Obligation to return securities lending collateral	—	25,477,313	—	—	—	—
Investment management fees payable	912,575	322,864	888,842	709,539	390,784	337,635
Other affiliates payable	670,270	166,053	494,735	406,522	158,659	145,574
Other accrued expenses	295,906	91,416	181,826	152,447	71,782	69,197
Trustees’ fees and expenses payable	43,862	10,803	33,700	26,428	11,436	10,521
Unrealized depreciation on interest rate swap contracts	9,886,901	—	—	—	—	—
Upfront receipts on credit default swap contracts	2,805,117	—	—	—	—	—
Unrealized depreciation on credit default swap contracts	1,581,047	—	—	—	—	—
Upfront receipts on interest rate swap contracts	1,409,574	—	—	—	—	—
Unrealized depreciation on foreign currency exchange contracts	972,608	4,955	—	—	—	—
Accrued capital gain taxes payable	—	365,610	—	—	—	—
Other liabilities[6]	1,385,788	—	—	—	—	—

Total liabilities	774,211,235	33,734,749	30,622,716	4,807,735	3,488,708	7,230,626

Total Net Assets	$2,063,869,306	$490,810,200	$1,509,065,649	$1,219,361,635	$501,447,193	$474,067,678

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund

Net Assets Consist of:
Paid-in capital	$2,060,542,664	$552,172,069	$1,235,742,325	$1,050,611,044	$424,202,690	$450,622,126
Undistributed (accumulated) net investment income (loss)	42,912,117	4,325,499	(3,285,102)	9,748,174	(3,360,031)	(1,620,351)
Accumulated net realized gain (loss)	(9,617,060)	(20,904,764)	139,828,186	(28,013,183)	65,354,129	15,091,496
Net unrealized appreciation (depreciation) of investments	(24,499,566)	(44,336,734)	136,781,715	187,036,942	15,250,405	9,980,095
Net unrealized depreciation of foreign currencies	(165,887)	(443,183)	(1,475)	(21,342)	—	(5,688)
Net unrealized appreciation (depreciation) of foreign currency exchange contracts	6,076,139	(2,687)	—	—	—	—
Net unrealized depreciation of futures contracts	(1,276,734)	—	—	—	—	—
Net unrealized appreciation of written option contracts	446,672	—	—	—	—	—
Net unrealized depreciation of swap contracts	(10,549,039)	—	—	—	—	—

Total Net Assets	$2,063,869,306	$490,810,200	$1,509,065,649	$1,219,361,635	$501,447,193	$474,067,678

Net Asset Value
Class A:
Net assets	$41,394,572	$9,221,952	$36,147,589	$31,246,765	$5,964,745	$4,544,269
Shares of beneficial interest outstanding, unlimited authorization, no par	4,350,373	868,085	2,249,100	2,135,296	438,497	384,015
Net asset value per share	$9.52	$10.62	$16.07	$14.63	$13.60	$11.83
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.97	$11.27	$17.05	$15.52	$14.43	$12.55

Class C:
Net assets	$159,628,050	$32,165,445	$120,037,292	$105,937,202	$19,225,866	$15,941,137
Shares of beneficial interest outstanding, unlimited authorization, no par	16,858,756	3,105,005	8,254,796	7,337,169	1,573,507	1,499,501
Net asset value per share	$9.47	$10.36	$14.54	$14.44	$12.22	$10.63

Institutional Class:
Net assets	$1,862,846,684	$449,422,803	$1,352,880,768	$1,082,177,668	$476,256,582	$453,582,272
Shares of beneficial interest outstanding, unlimited authorization, no par	195,600,693	41,973,133	80,441,858	73,720,297	33,245,198	36,473,459
Net asset value per share	$9.52	$10.71	$16.82	$14.68	$14.33	$12.44

[1]Investments, at cost	$2,430,641,479	$523,654,749	$1,316,344,929	$1,003,677,168	$465,687,395	$413,058,898
[2]Including securities on loan	—	25,873,541	—	—	—	—
[3]Short-term investments, at cost	134,682,081	8,627,038	53,368,257	27,106,650	21,560,353	54,230,304
[4]Short-term investments held as collateral for loaned securities, at cost	—	25,477,313	—	—	—	—
[5]Foreign currencies, at cost	2,084,090	2,012,618	—	24,136	—	52,619
[7]Premium received	(1,792,453)	—	—	—	—	—
[6]See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

(continues	)	71

Statements of operations

Optimum Fund Trust

Six months ended September 30, 2015 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Investment Income:
Interest	$36,327,431	$7,011	$14,495	$11,561	$8,003	$21,926
Dividends	295,102	7,697,524	6,371,935	14,931,978	1,561,230	2,651,449
Distributions from U.S. master limited partnerships	—	—	410,662	—	—	10,000
Less return of capital distributions[1]		—	(410,662)	—	—	(10,000)
Securities lending income	—	36,254	—	—	—	—
Foreign tax withheld	(7,152)	(625,246)	(8,448)	(72,115)	(1,980)	(5,085)

	36,615,381	7,115,543	6,377,982	14,871,424	1,567,253	2,668,290

Expenses:
Management fees	5,536,552	2,065,553	5,935,651	4,587,299	3,057,649	2,630,553
Distribution expenses — Class A	52,925	12,902	50,059	43,599	8,575	6,534
Distribution expenses — Class C	813,435	180,106	673,543	595,852	112,024	92,149
Dividend disbursing and transfer agent fees and expenses	2,075,534	544,238	1,636,587	1,326,052	568,556	532,933
Administration expenses	905,742	315,513	752,628	644,970	326,570	309,468
Accounting fees	373,457	97,064	293,837	237,858	101,169	94,717
Reports and statements to shareholders	135,335	72,397	146,712	89,746	39,884	38,537
Custodian fees	95,729	95,491	42,239	23,310	21,104	14,117
Trustees’ fees and expenses	93,899	24,259	73,722	59,276	25,573	23,804
Pricing fees	72,676	14,715	674	671	844	777
Professional fees	72,073	44,672	55,117	45,611	33,679	25,301
Registration fees	58,203	46,651	53,677	40,036	32,951	39,026
Insurance	20,380	6,647	13,213	12,648	5,010	4,810
Tax services	145	9,995	541	196	719	208
Other	12,315	5,348	9,844	8,781	4,755	4,648

	10,318,400	3,535,551	9,738,044	7,715,905	4,339,062	3,817,582
Less expenses waived	—	(9,666)	(74,791)	(1,402)	(451,782)	(270,892)
Less expense paid indirectly	(160)	(157)	(169)	(169)	(167)	(169)

Total operating expenses	10,318,240	3,525,728	9,663,084	7,714,334	3,887,113	3,546,521

Net Investment Income (Loss)	26,297,141	3,589,815	(3,285,102)	7,157,090	(2,319,860)	(878,231)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[2]	$(11,226,168)	$(3,537,373)	$78,966,213	$11,886,117	$39,419,126	$7,867,336
Foreign currencies	(5,044,215)	8,562	(6,304)	(11,531)	232	—
Foreign currency exchange contracts	4,210,363	(113,039)	1,425	1,153	(473)	—
Futures contracts	(1,353,264)	—	—	—	—	—
Options written	1,309,363	—	—	—	—	—
Swap contracts	2,836,770	—	—	—	—	—

Net realized gain (loss)	(9,267,151)	(3,641,850)	78,961,334	11,875,739	39,418,885	7,867,336

Net change in unrealized appreciation (depreciation) of:
Investments[3]	(49,992,345)	(47,108,985)	(161,571,391)	(132,129,643)	(101,583,362)	(77,832,427)
Foreign currencies	393,225	(366,600)	236	(3,181)	—	1,762
Foreign currency exchange contracts	(1,790,859)	(2,663)	—	—	5	—
Futures contracts	(511,180)	—	—	—	—	—
Options written	378,609	—	—	—	—	—
Swap contracts	(7,390,244)	—	—	—	—	—

Net change in unrealized appreciation (depreciation)	(58,912,794)	(47,478,248)	(161,571,155)	(132,132,824)	(101,583,357)	(77,830,665)

Net Realized and Unrealized Loss	(68,179,945)	(51,120,098)	(82,609,821)	(120,257,085)	(62,164,472)	(69,963,329)

Net Decrease in Net Assets Resulting from Operations	$(41,882,804)	$(47,530,283)	$(85,894,923)	$(113,099,995)	$(64,484,332)	$(70,841,560)

[1]See Note 1 in “Notes to financial statements.”

[2]Includes $43,590 capital gain taxes paid for Optimum International Fund. Includes loss contingencies on General Motors Corporation term loan of $970,052 for Optimum Fixed Income Fund. See Note 11 in “Notes to financial statements.”

[3]Includes $365,610 capital gain taxes accrued for Optimum International Fund.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	73

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund
	Six months ended 9/30/15 (Unaudited)	Year ended 3/31/15	Six months ended 9/30/15 (Unaudited)	Year ended 3/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$26,297,141	$42,877,210	$3,589,815	$4,523,479
Net realized gain (loss)	(9,267,151)	25,410,989	(3,641,850)	241,844
Net change in unrealized appreciation (depreciation)	(58,912,794)	12,041,383	(47,478,248)	(50,036,874)

Net increase (decrease) in net assets resulting from operations	(41,882,804)	80,329,582	(47,530,283)	(45,271,551)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(972,785)	—	(112,096)
Class B	—	(3,454)	—	(616)
Class C	—	(2,477,203)	—	(62,325)
Institutional Class	—	(42,437,451)	—	(8,097,595)

	—	(45,890,893)	—	(8,272,632)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,864,689	6,766,684	682,184	1,745,456
Class B	—	20,913	—	7,604
Class C	12,128,997	23,437,353	2,436,625	5,301,094
Institutional Class	251,150,530	556,695,575	55,369,595	179,026,388

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	971,831	—	111,087
Class B	—	3,454	—	616
Class C	—	2,477,203	—	62,286
Institutional Class	—	42,420,198	—	8,094,257

	266,144,216	632,793,211	58,488,404	194,348,788

Cost of shares redeemed:
Class A	(3,715,798)	(8,655,227)	(841,034)	(2,032,127)
Class B	—	(539,075)	—	(202,237)
Class C	(14,579,871)	(24,148,962)	(2,954,787)	(4,538,818)
Institutional Class	(177,550,826)	(312,691,990)	(40,523,585)	(248,326,505)

	(195,846,495)	(346,035,254)	(44,319,406)	(255,099,687)

Increase (decrease) in net assets derived from capital share transactions	70,297,721	286,757,957	14,168,998	(60,750,899)

Net Increase (Decrease) in Net Assets	28,414,917	321,196,646	(33,361,285)	(114,295,082)

Net Assets:
Beginning of period	2,035,454,389	1,714,257,743	524,171,485	638,466,567

End of period	$2,063,869,306	$2,035,454,389	$490,810,200	$524,171,485

Undistributed net investment income	$42,912,117	$16,614,976	$4,325,499	$735,684

See accompanying notes, which are an integral part of the financial statements.

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six months ended 9/30/15 (Unaudited)	Year ended 3/31/15	Six months ended 9/30/15 (Unaudited)	Year ended 3/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(3,285,102)	$(4,885,325)	$7,157,090	$11,815,748
Net realized gain	78,961,334	157,438,499	11,875,739	29,402,152
Net change in unrealized appreciation (depreciation)	(161,571,155)	70,631,033	(132,132,824)	24,708,461

Net increase (decrease) in net assets resulting from operations	(85,894,923)	223,184,207	(113,099,995)	65,926,361

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	—	—	(389,161)
Class B	—	—	—	(2,891)
Class C	—	—	—	(410,056)
Institutional Class	—	—	—	(14,234,137)

Net realized gain:
Class A	—	(4,725,705)	—	—
Class B	—	(39,437)	—	—
Class C	—	(17,001,096)	—	—
Institutional Class	—	(132,344,945)	—	—

	—	(154,111,183)	—	(15,036,245)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,243,507	3,915,387	1,290,618	3,834,210
Class C	4,265,998	11,171,034	4,177,949	11,105,595
Institutional Class	151,284,349	428,853,799	133,761,980	304,551,900

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	4,683,628	—	385,440
Class B	—	39,437	—	2,891
Class C	—	16,990,698	—	409,674
Institutional Class	—	132,270,741	—	14,226,052

	156,793,854	597,924,724	139,230,547	334,515,762

Cost of shares redeemed:
Class A	(3,841,819)	(8,493,939)	(3,059,280)	(7,080,917)
Class B	—	(736,843)	—	(674,306)
Class C	(14,800,987)	(20,959,718)	(10,500,874)	(17,325,453)
Institutional Class	(134,931,947)	(238,712,891)	(98,056,189)	(219,519,999)

	(153,574,753)	(268,903,391)	(111,616,343)	(244,600,675)

Increase in net assets derived from capital share transactions	3,219,101	329,021,333	27,614,204	89,915,087

Net Increase (Decrease) in Net Assets	(82,675,822)	398,094,357	(85,485,791)	140,805,203

Net Assets:
Beginning of period	1,591,741,471	1,193,647,114	1,304,847,426	1,164,042,223

End of period	$1,509,065,649	$1,591,741,471	$1,219,361,635	$1,304,847,426

Undistributed net investment income	$(3,285,102)	$—	$9,748,174	$2,591,084

See accompanying notes, which are an integral part of the financial statements.

(continues	)	75

Statements of changes in net assets

Optimum Fund Trust

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended 9/30/15 (Unaudited)	Year ended 3/31/15	Six months ended 9/30/15 (Unaudited)	Year ended 3/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(2,319,860)	$(4,466,323)	$(878,231)	$(2,180,018)
Net realized gain	39,418,885	60,176,405	7,867,336	28,637,953
Net change in unrealized appreciation (depreciation)	(101,583,357)	(8,698,398)	(77,830,665)	(28,259,569)

Net increase (decrease) in net assets resulting from operations	(64,484,332)	47,011,684	(70,841,560)	(1,801,634)

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	—	(654,511)	—	(441,863)
Class B	—	(4,518)	—	(3,938)
Class C	—	(2,336,871)	—	(1,690,812)
Institutional Class	—	(43,752,716)	—	(34,758,367)

	—	(46,748,616)	—	(36,894,980)

Capital Share Transactions:
Proceeds from shares sold:
Class A	271,775	740,727	246,734	571,508
Class C	801,694	1,992,629	669,916	1,621,958
Institutional Class	59,870,693	136,228,092	61,901,500	139,212,657

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	647,712	—	439,827
Class B	—	4,518	—	3,938
Class C	—	2,335,600	—	1,689,461
Institutional Class	—	43,731,065	—	34,741,502

	60,944,162	185,680,343	62,818,150	178,280,851

Cost of shares redeemed:
Class A	(578,307)	(1,418,846)	(447,177)	(1,130,853)
Class B	—	(125,696)	—	(108,596)
Class C	(2,170,175)	(3,128,298)	(1,452,533)	(2,902,357)
Institutional Class	(50,166,929)	(90,053,069)	(40,271,950)	(77,610,272)

	(52,915,411)	(94,725,909)	(42,171,660)	(81,752,078)

Increase in net assets derived from capital share transactions	8,028,751	90,954,434	20,646,490	96,528,773

Net Increase (Decrease) in Net Assets	(56,455,581)	91,217,502	(50,195,070)	57,832,159

Net Assets:
Beginning of period	557,902,774	466,685,272	524,262,748	466,430,589

End of period	$501,447,193	$557,902,774	$474,067,678	$524,262,748

Accumulated net investment loss	$(3,360,031)	$(1,040,171)	$(1,620,351)	$(742,120)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$9.720	$9.540	$9.850	$9.710	$9.550	$9.290

Income (loss) from investment operations:
Net investment income[2]	0.115	0.203	0.213	0.225	0.293	0.391
Net realized and unrealized gain (loss)	(0.315)	0.194	(0.353)	0.302	0.338	0.247

Total from investment operations	(0.200)	0.397	(0.140)	0.527	0.631	0.638

Less dividends and distributions from:
Net investment income	—	(0.217)	(0.142)	(0.172)	(0.342)	(0.378)
Net realized gain	—	—	(0.028)	(0.215)	(0.129)	—

Total dividends and distributions	—	(0.217)	(0.170)	(0.387)	(0.471)	(0.378)

Net asset value, end of period	$9.520	$9.720	$9.540	$9.850	$9.710	$9.550

Total return[3]	(2.06% )	4.21%	(1.40% )	5.47%	6.71%	7.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,394	$43,144	$43,241	$41,210	$40,620	$39,758
Ratio of expenses to average net assets	1.17%	1.17%	1.31%	1.35%	1.35%	1.35%
Ratio of expenses to average net assets prior to fees waived	1.17%	1.17%	1.34%	1.40%	1.44%	1.46%
Ratio of net investment income to average net assets	2.40%	2.11%	2.24%	2.27%	3.01%	4.10%
Ratio of net investment income to average net assets prior to fees waived	2.40%	2.11%	2.21%	2.22%	2.92%	3.99%
Portfolio turnover[4]	284%	482%	323%	208%	211%	273%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC’s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the years ended March 31, 2015 and 2014.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	77

Financial highlights

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$9.710	$9.530	$9.840	$9.710	$9.540	$9.280

Income (loss) from investment operations:
Net investment income[2]	0.079	0.131	0.148	0.161	0.229	0.329
Net realized and unrealized gain (loss)	(0.319)	0.194	(0.351)	0.292	0.350	0.247

Total from investment operations	(0.240)	0.325	(0.203)	0.453	0.579	0.576

Less dividends and distributions from:
Net investment income	—	(0.145)	(0.079)	(0.108)	(0.280)	(0.316)
Net realized gain	—	—	(0.028)	(0.215)	(0.129)	—

Total dividends and distributions	—	(0.145)	(0.107)	(0.323)	(0.409)	(0.316)

Net asset value, end of period	$9.470	$9.710	$9.530	$9.840	$9.710	$9.540

Total return[3]	(2.47% )	3.44%	(2.06% )	4.69%	6.15%	6.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$159,628	$166,154	$161,353	$155,728	$154,778	$159,759
Ratio of expenses to average net assets	1.92%	1.92%	1.99%	2.00%	2.00%	2.00%
Ratio of expenses to average net assets prior to fees waived	1.92%	1.92%	2.02%	2.05%	2.09%	2.11%
Ratio of net investment income to average net assets	1.65%	1.36%	1.56%	1.62%	2.36%	3.45%
Ratio of net investment income to average net assets prior to fees waived	1.65%	1.36%	1.53%	1.57%	2.27%	3.34%
Portfolio turnover[4]	284%	482%	323%	208%	211%	273%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC’s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the years ended March 31, 2015 and 2014.

See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$9.720	$9.540	$9.850	$9.710	$9.550	$9.290

Income (loss) from investment operations:
Net investment income[2]	0.127	0.227	0.244	0.260	0.327	0.424
Net realized and unrealized gain (loss)	(0.327)	0.194	(0.350)	0.301	0.338	0.247

Total from investment operations	(0.200)	0.421	(0.106)	0.561	0.665	0.671

Less dividends and distributions from:
Net investment income	—	(0.241)	(0.176)	(0.206)	(0.376)	(0.411)
Net realized gain	—	—	(0.028)	(0.215)	(0.129)	—

Total dividends and distributions	—	(0.241)	(0.204)	(0.421)	(0.505)	(0.411)

Net asset value, end of period	$9.520	$9.720	$9.540	$9.850	$9.710	$9.550

Total return[3]	(2.06% )	4.47%	(1.05% )	5.72%	7.20%	7.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,862,847	$1,826,156	$1,509,156	$1,297,154	$1,014,595	$791,984
Ratio of expenses to average net assets	0.92%	0.92%	0.99%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets prior to fees waived	0.92%	0.92%	1.02%	1.05%	1.09%	1.11%
Ratio of net investment income to average net assets	2.65%	2.36%	2.56%	2.62%	3.36%	4.45%
Ratio of net investment income to average net assets prior to fees waived	2.65%	2.36%	2.53%	2.57%	3.27%	4.34%
Portfolio turnover[4]	284%	482%	323%	208%	211%	273%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC‘s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the years ended March 31, 2015 and 2014.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	79

Financial highlights

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$11.660	$12.570	$10.970	$10.420	$11.200	$10.340

Income (loss) from investment operations:
Net investment income[2]	0.068	0.062	0.142	0.185	0.192	0.129
Net realized and unrealized gain (loss)	(1.108)	(0.846)	1.540	0.620	(0.790)	0.887

Total from investment operations	(1.040)	(0.784)	1.682	0.805	(0.598)	1.016

Less dividends and distributions from:
Net investment income	—	(0.126)	(0.082)	(0.255)	(0.182)	(0.156)

Total dividends and distributions	—	(0.126)	(0.082)	(0.255)	(0.182)	(0.156)

Net asset value, end of period	$10.620	$11.660	$12.570	$10.970	$10.420	$11.200

Total return[3]	(8.83% )	(6.25% )	15.31%	8.10%	(5.30% )	10.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,222	$10,291	$11,277	$9,553	$9,318	$11,189
Ratio of expenses to average net assets	1.50%	1.47%	1.68%	1.75%	1.75%	1.75%
Ratio of expenses to average net assets prior to fees waived	1.50%	1.47%	1.68%	1.84%	1.84%	1.88%
Ratio of net investment income to average net assets	1.17%	0.51%	1.20%	1.81%	1.84%	1.26%
Ratio of net investment income to average net assets prior to fees waived	1.17%	0.51%	1.20%	1.72%	1.75%	1.13%
Portfolio turnover	26%	117%	126%	70%	50%	95%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$11.410	$12.290	$10.760	$10.230	$10.950	$10.100

Income (loss) from investment operations:
Net investment income (loss)[2]	0.024	(0.028)	0.061	0.116	0.122	0.061
Net realized and unrealized gain (loss)	(1.074)	(0.832)	1.512	0.606	(0.773)	0.885

Total from investment operations	(1.050)	(0.860)	1.573	0.722	(0.651)	0.946

Less dividends and distributions from:
Net investment income	—	(0.020)	(0.043)	(0.192)	(0.069)	(0.096)

Total dividends and distributions	—	(0.020)	(0.043)	(0.192)	(0.069)	(0.096)

Net asset value, end of period	$10.360	$11.410	$12.290	$10.760	$10.230	$10.950

Total return[3]	(9.20% )	(7.00% )	14.56%	7.37%	(5.94% )	9.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,165	$35,996	$37,893	$32,064	$32,995	$39,762
Ratio of expenses to average net assets	2.25%	2.22%	2.36%	2.40%	2.40%	2.40%
Ratio of expenses to average net assets prior to fees waived	2.25%	2.22%	2.36%	2.49%	2.49%	2.53%
Ratio of net investment income (loss) to average net assets	0.42%	(0.24% )	0.52%	1.16%	1.19%	0.61%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.42%	(0.24% )	0.52%	1.07%	1.10%	0.48%
Portfolio turnover	26%	117%	126%	70%	50%	95%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	81

Financial highlights

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$11.740	$12.660	$11.050	$10.490	$11.300	$10.430

Income (loss) from investment operations:
Net investment income[2]	0.084	0.093	0.182	0.223	0.229	0.168
Net realized and unrealized gain (loss)	(1.114)	(0.856)	1.551	0.627	(0.793)	0.887

Total from investment operations	(1.030)	(0.763)	1.733	0.850	(0.564)	1.055

Less dividends and distributions from:
Net investment income	—	(0.157)	(0.123)	(0.290)	(0.246)	(0.185)

Total dividends and distributions	—	(0.157)	(0.123)	(0.290)	(0.246)	(0.185)

Net asset value, end of period	$10.710	$11.740	$12.660	$11.050	$10.490	$11.300

Total return[3]	(8.77% )	(6.04% )	15.79%	8.41%	(4.93% )	10.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$449,423	$477,884	$589,098	$426,258	$252,539	$226,512
Ratio of expenses to average net assets	1.25%	1.22%	1.36%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived	1.25%	1.22%	1.36%	1.49%	1.49%	1.53%
Ratio of net investment income to average net assets	1.42%	0.76%	1.52%	2.16%	2.19%	1.61%
Ratio of net investment income to average net assets prior to fees waived	1.42%	0.76%	1.52%	2.07%	2.10%	1.48%
Portfolio turnover	26%	117%	126%	70%	50%	95%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12		3/31/11
	(Unaudited)
Net asset value, beginning of period	$17.000	$16.390	$14.530	$13.480	$12.430		$10.640

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.049)	(0.083)	(0.099)	0.014	(0.040)		(0.062)
Net realized and unrealized gain (loss)	(0.881)	2.711	3.631	1.042	1.090		1.852

Total from investment operations	(0.930)	2.628	3.532	1.056	1.050		1.790

Less dividends and distributions from:
Net investment income	—	—	—	(0.006)	—		—
Net realized gain	—	(2.018)	(1.672)	—	—		—

Total dividends and distributions	—	(2.018)	(1.672)	(0.006)	—		—

Net asset value, end of period	$16.070	$17.000	$16.390	$14.530	$13.480		$12.430

Total return[3]	(5.47% )	17.27%	25.17%	7.76%	8.45%		16.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,148	$40,790	$39,044	$34,182	$34,170		$35,359
Ratio of expenses to average net assets	1.36%	1.37%	1.54%	1.60%	1.61%		1.61%
Ratio of expenses to average net assets prior to fees waived	1.37%	1.37%	1.55%	1.63%	1.64%		1.64%
Ratio of net investment income (loss) to average net assets	(0.57% )	(0.50% )	(0.62% )	0.10%	(0.34%	)	(0.57%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.58% )	(0.50% )	(0.63% )	0.07%	(0.37%	)	(0.60%	)
Portfolio turnover	45%	86%	98%	102%	89%		117%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	83

Financial highlights

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13		3/31/12		3/31/11
	(Unaudited)
Net asset value, beginning of period	$15.440	$15.160	$13.630	$12.720		$11.820		$10.180

Income (loss) from investment operations:
Net investment loss[2]	(0.103)	(0.189)	(0.192)	(0.069)		(0.112)		(0.127)
Net realized and unrealized gain (loss)	(0.797)	2.487	3.394	0.979		1.012		1.767

Total from investment operations	(0.900)	2.298	3.202	0.910		0.900		1.640

Less dividends and distributions from:
Net realized gain	—	(2.018)	(1.672)	—		—		—

Total dividends and distributions	—	(2.018)	(1.672)	—		—		—

Net asset value, end of period	$14.540	$15.440	$15.160	$13.630		$12.720		$11.820

Total return[3]	(5.83% )	16.44%	24.27%	7.15%		7.61%		16.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,038	$137,892	$127,540	$115,242		$120,183		$128,256
Ratio of expenses to average net assets	2.11%	2.12%	2.22%	2.25%		2.26%		2.26%
Ratio of expenses to average net assets prior to fees waived	2.12%	2.12%	2.23%	2.28%		2.29%		2.29%
Ratio of net investment loss to average net assets	(1.32% )	(1.25% )	(1.30% )	(0.55%	)	(0.99%	)	(1.22%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.33% )	(1.25% )	(1.31% )	(0.58%	)	(1.02%	)	(1.25%	)
Portfolio turnover	45%	86%	98%	102%		89%		117%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12		3/31/11
	(Unaudited)
Net asset value, beginning of period	$17.760	$17.000	$14.970	$13.880	$12.760		$10.880

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.029)	(0.044)	(0.049)	0.062	0.002		(0.025)
Net realized and unrealized gain (loss)	(0.911)	2.822	3.754	1.068	1.118		1.905

Total from investment operations	(0.940)	2.778	3.705	1.130	1.120		1.880

Less dividends and distributions from:
Net investment income	—	—	(0.003)	(0.040)	—		—
Net realized gain	—	(2.018)	(1.672)	—	—		—

Total dividends and distributions	—	(2.018)	(1.675)	(0.040)	—		—

Net asset value, end of period	$16.820	$17.760	$17.000	$14.970	$13.880		$12.760

Total return[3]	(5.29% )	17.55%	25.51%	8.25%	8.78%		17.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,352,880	$1,413,059	$1,026,377	$728,104	$650,869		$587,141
Ratio of expenses to average net assets	1.11%	1.12%	1.22%	1.25%	1.26%		1.26%
Ratio of expenses to average net assets prior to fees waived	1.12%	1.12%	1.23%	1.28%	1.29%		1.29%
Ratio of net investment income (loss) to average net assets	(0.32% )	(0.25% )	(0.30% )	0.45%	0.01%		(0.22%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.33% )	(0.25% )	(0.31% )	0.42%	(0.02%	)	(0.25%	)
Portfolio turnover	45%	86%	98%	102%	89%		117%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	85

Financial highlights

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$16.010	$15.360	$12.900	$11.750	$11.060	$9.830

Income (loss) from investment operations:
Net investment income[2]	0.075	0.124	0.157	0.173	0.133	0.075
Net realized and unrealized gain (loss)	(1.455)	0.692	2.399	1.259	0.635	1.274

Total from investment operations	(1.380)	0.816	2.556	1.432	0.768	1.349

Less dividends and distributions from:
Net investment income	—	(0.166)	(0.096)	(0.282)	(0.078)	(0.119)

Total dividends and distributions	—	(0.166)	(0.096)	(0.282)	(0.078)	(0.119)

Net asset value, end of period	$14.630	$16.010	$15.360	$12.900	$11.750	$11.060

Total return[3]	(8.62% )	5.34%	19.96%	12.48%	7.01%	14.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,247	$35,952	$37,299	$32,995	$31,478	$33,892
Ratio of expenses to average net assets	1.33%	1.33%	1.50%	1.57%	1.57%	1.59%
Ratio of expenses to average net assets prior to fees waived	1.33%	1.33%	1.51%	1.59%	1.60%	1.61%
Ratio of net investment income to average net assets	0.94%	0.79%	1.12%	1.48%	1.25%	0.77%
Ratio of net investment income to average net assets prior to fees waived	0.94%	0.79%	1.11%	1.46%	1.22%	0.75%
Portfolio turnover	19%	35%	37%	49%	57%	82%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$15.850	$15.220	$12.780	$11.590	$10.930	$9.710

Income (loss) from investment operations:
Net investment income[2]	0.015	0.007	0.061	0.096	0.063	0.012
Net realized and unrealized gain (loss)	(1.425)	0.674	2.389	1.254	0.612	1.272

Total from investment operations	(1.410)	0.681	2.450	1.350	0.675	1.284

Less dividends and distributions from:
Net investment income	—	(0.051)	(0.010)	(0.160)	(0.015)	(0.064)

Total dividends and distributions	—	(0.051)	(0.010)	(0.160)	(0.015)	(0.064)

Net asset value, end of period	$14.440	$15.850	$15.220	$12.780	$11.590	$10.930

Total return[3]	(8.90% )	4.48%	19.17%	11.85%	6.19%	13.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105,937	$122,772	$123,541	$111,806	$111,557	$119,899
Ratio of expenses to average net assets	2.08%	2.08%	2.18%	2.22%	2.22%	2.24%
Ratio of expenses to average net assets prior to fees waived	2.08%	2.08%	2.19%	2.24%	2.25%	2.26%
Ratio of net investment income to average net assets	0.19%	0.04%	0.44%	0.83%	0.60%	0.12%
Ratio of net investment income to average net assets prior to fees waived	0.19%	0.04%	0.43%	0.81%	0.57%	0.10%
Portfolio turnover	19%	35%	37%	49%	57%	82%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	87

Financial highlights

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$16.040	$15.390	$12.920	$11.800	$11.110	$9.870

Income (loss) from investment operations:
Net investment income[2]	0.095	0.165	0.203	0.214	0.171	0.110
Net realized and unrealized gain (loss)	(1.455)	0.690	2.410	1.255	0.631	1.279

Total from investment operations	(1.360)	0.855	2.613	1.469	0.802	1.389

Less dividends and distributions from:
Net investment income	—	(0.205)	(0.143)	(0.349)	(0.112)	(0.149)

Total dividends and distributions	—	(0.205)	(0.143)	(0.349)	(0.112)	(0.149)

Net asset value, end of period	$14.680	$16.040	$15.390	$12.920	$11.800	$11.110

Total return[3]	(8.48% )	5.60%	20.31%	12.92%	7.32%	14.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,082,178	$1,146,123	$1,002,553	$730,785	$617,485	$550,313
Ratio of expenses to average net assets	1.08%	1.08%	1.18%	1.22%	1.22%	1.24%
Ratio of expenses to average net assets prior to fees waived	1.08%	1.08%	1.19%	1.24%	1.25%	1.26%
Ratio of net investment income to average net assets	1.19%	1.04%	1.44%	1.83%	1.60%	1.12%
Ratio of net investment income to average net assets prior to fees waived	1.19%	1.04%	1.43%	1.81%	1.57%	1.10%
Portfolio turnover	19%	35%	37%	49%	57%	82%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$15.370	$15.570	$14.260	$13.000	$13.900	$11.150

Income (loss) from investment operations:
Net investment loss[2]	(0.079)	(0.164)	(0.193)	(0.079)	(0.169)	(0.149)
Net realized and unrealized gain (loss)	(1.691)	1.442	3.073	1.653	0.064	2.899

Total from investment operations	(1.770)	1.278	2.880	1.574	(0.105)	2.750

Less dividends and distributions from:
Net realized gain	—	(1.478)	(1.570)	(0.314)	(0.795)	—

Total dividends and distributions	—	(1.478)	(1.570)	(0.314)	(0.795)	—

Net asset value, end of period	$13.600	$15.370	$15.570	$14.260	$13.000	$13.900

Total return[3]	(11.52% )	8.93%	21.63%	12.50%	0.33%	24.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,965	$7,050	$7,158	$6,415	$5,989	$6,866
Ratio of expenses to average net assets	1.61%	1.63%	1.76%	1.86%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived	1.77%	1.77%	1.96%	2.05%	2.06%	2.07%
Ratio of net investment loss to average net assets	(1.04% )	(1.09% )	(1.28% )	(0.62% )	(1.34% )	(1.29%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.20% )	(1.23% )	(1.48% )	(0.81% )	(1.50% )	(1.46%	)
Portfolio turnover	46%	72%	58%	78%	82%	86%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	89

Financial highlights

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$13.860	$14.290	$13.280	$12.220	$13.200	$10.660

Income (loss) from investment operations:
Net investment loss[2]	(0.123)	(0.252)	(0.274)	(0.151)	(0.237)	(0.213)
Net realized and unrealized gain (loss)	(1.517)	1.300	2.854	1.525	0.052	2.753

Total from investment operations	(1.640)	1.048	2.580	1.374	(0.185)	2.540

Less dividends and distributions from:
Net realized gain	—	(1.478)	(1.570)	(0.314)	(0.795)	—

Total dividends and distributions	—	(1.478)	(1.570)	(0.314)	(0.795)	—

Net asset value, end of period	$12.220	$13.860	$14.290	$13.280	$12.220	$13.200

Total return[3]	(11.83% )	8.08%	20.82%	11.73%	(0.27% )	23.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,226	$23,206	$22,581	$20,921	$20,992	$24,337
Ratio of expenses to average net assets	2.36%	2.38%	2.45%	2.51%	2.55%	2.55%
Ratio of expenses to average net assets prior to fees waived	2.52%	2.52%	2.65%	2.70%	2.71%	2.72%
Ratio of net investment loss to average net assets	(1.79% )	(1.84% )	(1.97% )	(1.27% )	(1.99% )	(1.94%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.95% )	(1.98% )	(2.17% )	(1.46% )	(2.15% )	(2.11%	)
Portfolio turnover	46%	72%	58%	78%	82%	86%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$16.170	$16.270	$14.780	$13.420	$14.270	$11.410

Income (loss) from investment operations:
Net investment loss[2]	(0.063)	(0.132)	(0.152)	(0.036)	(0.128)	(0.112)
Net realized and unrealized gain (loss)	(1.777)	1.510	3.212	1.710	0.073	2.972

Total from investment operations	(1.840)	1.378	3.060	1.674	(0.055)	2.860

Less dividends and distributions from:
Net realized gain	—	(1.478)	(1.570)	(0.314)	(0.795)	—

Total dividends and distributions	—	(1.478)	(1.570)	(0.314)	(0.795)	—

Net asset value, end of period	$14.330	$16.170	$16.270	$14.780	$13.420	$14.270

Total return[3]	(11.38% )	9.18%	22.03%	12.94%	0.68%	25.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$476,256	$527,647	$436,823	$321,441	$321,641	$304,406
Ratio of expenses to average net assets	1.36%	1.38%	1.45%	1.51%	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived	1.52%	1.52%	1.65%	1.70%	1.71%	1.72%
Ratio of net investment loss to average net assets	(0.79% )	(0.84% )	(0.97% )	(0.27% )	(0.99% )	(0.94%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.95% )	(0.98% )	(1.17% )	(0.46% )	(1.15% )	(1.11%	)
Portfolio turnover	46%	72%	58%	78%	82%	86%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	91

Financial highlights

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$13.640	$14.880	$13.740	$12.590	$12.610	$10.070

Income (loss) from investment operations:
Net investment loss[2]	(0.037)	(0.092)	(0.092)	(0.027)	(0.044)	(0.062)
Net realized and unrealized gain (loss)	(1.773)	(0.032)	2.873	1.609	0.148	2.602

Total from investment operations	(1.810)	(0.124)	2.781	1.582	0.104	2.540

Less dividends and distributions from:
Net realized gain	—	(1.116)	(1.641)	(0.432)	(0.124)	—

Total dividends and distributions	—	(1.116)	(1.641)	(0.432)	(0.124)	—

Net asset value, end of period	$11.830	$13.640	$14.880	$13.740	$12.590	$12.610

Total return[3]	(13.27% )	(0.69% )	21.85%	13.23%	1.01%	25.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,544	$5,440	$6,058	$5,711	$5,372	$6,102
Ratio of expenses to average net assets	1.57%	1.62%	1.70%	1.76%	1.79%	1.81%
Ratio of expenses to average net assets prior to fees waived	1.67%	1.68%	1.86%	1.98%	1.98%	2.00%
Ratio of net investment loss to average net assets	(0.55% )	(0.65% )	(0.64% )	(0.22% )	(0.38% )	(0.59%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.65% )	(0.71% )	(0.80% )	(0.44% )	(0.57% )	(0.78%	)
Portfolio turnover	17%	31%	33%	36%	30%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$12.300	$13.630	$12.800	$11.830	$11.930	$9.590

Income (loss) from investment operations:
Net investment loss[2]	(0.078)	(0.179)	(0.175)	(0.100)	(0.113)	(0.124)
Net realized and unrealized gain (loss)	(1.592)	(0.035)	2.646	1.502	0.137	2.464

Total from investment operations	(1.670)	(0.214)	2.471	1.402	0.024	2.340

Less dividends and distributions from:
Net realized gain	—	(1.116)	(1.641)	(0.432)	(0.124)	—

Total dividends and distributions	—	(1.116)	(1.641)	(0.432)	(0.124)	—

Net asset value, end of period	$10.630	$12.300	$13.630	$12.800	$11.830	$11.930

Total return[3]	(13.58% )	(1.45% )	21.08%	12.45%	0.39%	24.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,941	$19,245	$20,846	$20,058	$19,986	$22,797
Ratio of expenses to average net assets	2.32%	2.37%	2.40%	2.41%	2.44%	2.46%
Ratio of expenses to average net assets prior to fees waived	2.42%	2.43%	2.56%	2.63%	2.63%	2.65%
Ratio of net investment loss to average net assets	(1.30% )	(1.40% )	(1.34% )	(0.87% )	(1.03% )	(1.24%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.40% )	(1.46% )	(1.50% )	(1.09% )	(1.22% )	(1.43%	)
Portfolio turnover	17%	31%	33%	36%	30%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	93

Financial highlights

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/15[1]	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
	(Unaudited)
Net asset value, beginning of period	$14.310	$15.530	$14.230	$12.990	$12.960	$10.310

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.021)	(0.059)	(0.050)	0.016	(0.004)	(0.026)
Net realized and unrealized gain (loss)	(1.849)	(0.045)	2.995	1.661	0.158	2.676

Total from investment operations	(1.870)	(0.104)	2.945	1.677	0.154	2.650

Less dividends and distributions from:
Net investment income	—	—	(0.004)	(0.005)	—	—
Net realized gain	—	(1.116)	(1.641)	(0.432)	(0.124)	—

Total dividends and distributions	—	(1.116)	(1.645)	(0.437)	(0.124)	—

Net asset value, end of period	$12.440	$14.310	$15.530	$14.230	$12.990	$12.960

Total return[3]	(13.07% )	(0.53% )	22.29%	13.56%	1.37%	25.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$453,583	$499,578	$439,417	$318,758	$310,737	$274,495
Ratio of expenses to average net assets	1.32%	1.37%	1.40%	1.41%	1.44%	1.46%
Ratio of expenses to average net assets prior to fees waived	1.42%	1.43%	1.56%	1.63%	1.63%	1.65%
Ratio of net investment income (loss) to average net assets	(0.30% )	(0.40% )	(0.34% )	0.13%	(0.03% )	(0.24%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.40% )	(0.46% )	(0.50% )	(0.09% )	(0.22% )	(0.43%	)
Portfolio turnover	17%	31%	33%	36%	30%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Optimum Fund Trust

September 30, 2015 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Nov. 4, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, inflation swap contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant

(continues	)	95

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (March 31, 2012–March 31, 2015) and has concluded that no provision for federal income tax is required in any Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2015, and will mature on the next business day.

Reverse Repurchase Agreements — Optimum Fixed Income Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain in a segregated account, cash, cash equivalents, or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the six months ended Sept. 30, 2015, the Fund had average reverse repurchase agreements of $870,492, for which it paid interest at an average rate of 0.79%. At Sept. 30, 2015, the Fund posted $3,423,110 in securities as collateral for reverse repurchase agreements.

To Be Announced Trades (TBA) — Optimum Fixed Income Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. Optimum Fixed Income Fund received $30,000 cash collateral for TBA trades as of Sept. 30, 2015, which is shown as collateral due to broker on the “Statements of assets and liabilities.”

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Funds may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Optimum Large Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest in master limited partnerships (MLPs) which make distributions that are primarily attributable to return of capital. The Funds record investment income and return of capital on the “Statements of operations” using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended Sept. 30, 2015, the Funds estimated that 100% of the MLP distributions received would be treated as a return of capital.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2015.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Sept. 30, 2015, each Fund earned the following amounts under this agreement:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$160	$157	$169	$169	$167	$169

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Delaware Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Trust’s Board, to select and contract with one or more

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Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

investment sub-advisors to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities, and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisors, and to monitor the sub-advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisors out of its fees.

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund:

Optimum Fixed Income Fund	0.7000% of net assets up to $25 million
0.6500% of net assets from $25 million to $100 million
0.6000% of net assets from $100 million to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $2.5 billion
0.4750% of net assets over $2.5 billion

Optimum International Fund	0.8750% of net assets up to $50 million
0.8000% of net assets from $50 million to $100 million
0.7800% of net assets from $100 million to $300 million
0.7650% of net assets from $300 million to $400 million
0.7300% of net assets over $400 million

Optimum Large Cap Growth Fund	0.8000% of net assets up to $250 million
0.7875% of net assets from $250 million to $300 million
0.7625% of net assets from $300 million to $400 million
0.7375% of net assets from $400 million to $500 million
0.7250% of net assets from $500 million to $1 billion
0.7100% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Large Cap Value Fund	0.8000% of net assets up to $100 million
0.7375% of net assets from $100 million to $250 million
0.7125% of net assets from $250 million to $500 million
0.6875% of net assets from $500 million to $1 billion
0.6675% of net assets from $1 billion to $1.5 billion
0.6475% of net assets over $1.5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets

Optimum Small-Mid Cap Value Fund	1.0500% of net assets up to $75 million
1.0250% of net assets from $75 million to $150 million
1.0000% of net assets over $150 million

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO); Optimum International Fund – Acadian Asset Management LLC (Acadian), and EARNEST Partners, LLC (EARNEST); Optimum Large Cap Growth Fund – T. Rowe Price Associates, Inc. (T. Rowe Price), and Fred Alger Management, Inc. (Alger); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Herndon Capital Management, LLC (Herndon); Optimum Small-Mid Cap Growth Fund – Columbia Wanger Asset Management, LLC (CWAM) and Wellington Management Company, LLP (Wellington Management); Optimum Small-Mid Cap Value Fund – The Killen Group, Inc. (Killen), Westwood Management Corp. (Westwood) and The Delafield Group, a division of Tocqueville Asset Management L.P. (Tocqueville).

For the six months ended Sept. 30, 2015, DMC paid the following sub-advisory fees:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$1,247,915	$1,054,865	$2,874,956	$1,909,731	$2,014,636	$1,458,196

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Board and DMC. These waivers and reimbursements may be terminated only by agreement of DMC and the Funds.

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 29, 2015 - July 29, 2016	0.92%	1.25%	1.09%	1.08%	1.34%	1.27%
Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 29, 2014 - July 29, 2015	0.95%	1.25%	1.12%	1.08%	1.36%	1.35%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Trust. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Funds’ NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. DIFSC fees are calculated based on the aggregate daily net assets of the Trust at the following annual rate: 0.0075% of the first $3 billion; 0.0070% of the next $2 billion; 0.0065% of the next $2.5 billion; 0.0055% of the next $2.5 billion; and 0.0050% of aggregate average daily net assets in excess of $10 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Trust on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting fees.” For the six months ended Sept. 30, 2015, each Fund was charged for these services as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$72,931	$18,930	$57,382	$46,450	$19,757	$18,497

DIFSC provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. For these administrative services, each Fund pays DIFSC a fee at an annual rate (plus out-of-pocket expenses) of 0.120% of assets up to $500 million of the Funds’ average daily net assets; 0.095% of assets from $500 million to $1 billion; and 0.070% of assets over $1 billion.

DIFSC is the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For these services, the Trust pays DIFSC a fee at an annual rate of 0.200% of the Trust’s total average daily net assets, subject to certain minimums, plus out-of-pocket expenses. Pursuant to a

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Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid by the Funds.

DDLP, an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares.

For the six months ended Sept. 30, 2015, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$21,721	$1,959	$5,704	$6,364	$966	$916

For the six months ended Sept. 30, 2015, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$5,892	$1,211	$3,568	$3,684	$628	$547

DMC, DIFSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. Certain officers of DMC, DIFSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Sept. 30, 2015, each Fund made purchases and sales of investments securities other than short-term investments as follows:

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Purchases other than U.S. government securities	$2,619,565,260	$150,117,019	$693,516,446	$281,633,449	$247,247,135	$107,205,221
Purchases of U.S. government securities	3,979,350,884	—	—	—	—	—
Sales other than U.S. government securities	2,276,416,730	132,648,164	702,423,556	240,087,207	246,197,821	79,036,778
Sales of U.S. government securities	3,899,457,544	—	—	—	—	—

At Sept. 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2015, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Cost of investments	$2,565,323,560	$557,759,100	$1,369,713,186	$1,030,783,818	$487,247,748	$467,289,202

Aggregate unrealized appreciation of investments	$35,903,860	$36,418,634	$195,827,179	$254,530,534	$63,913,107	$63,901,165
Aggregate unrealized depreciation of investments	(60,403,426)	(80,755,368)	(59,045,464)	(67,493,592)	(48,662,702)	(53,921,070)

Net unrealized appreciation (depreciation) of investments	$(24,499,566)	$(44,336,734)	$136,781,715	$187,036,942	$15,250,405	$9,980,095

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2015, Optimum Fixed Income Fund, Optimum Large Cap Growth, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund did not have any capital loss carryforwards outstanding. Capital loss carryforwards remaining at March 31, 2015 will expire as follows:

Year of Expiration	Optimum International Fund	Optimum Large Cap Value Fund
3/31/18	$4,316,656	$19,145,969

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At March 31, 2015, no capital loss carryforward was incurred under the Act.

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for

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Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2015:

	Optimum Fixed Income Fund

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$826,267,845	$—	$826,267,845
Collateralized Debt Obligations	—	38,768,031	—	38,768,031
Corporate Debt	—	806,022,812	—	806,022,812
Foreign Debt	—	86,109,396	—	86,109,396
Municipal Bonds	—	42,983,309	—	42,983,309
Senior Secured Loans[1]	—	134,117,280	1,646,500	135,763,780
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	3,250,040	376,203	—	3,626,243
Preferred Stock[1]	1,632,135	6,224,832	—	7,856,967
U.S. Treasury Obligations	—	458,140,600	—	458,140,600
Short-Term Investments	—	134,695,805	—	134,695,805
Options Purchased	4,032	585,174	—	589,206

Total Value of Securities	$4,886,207	$2,534,291,287	$1,646,500	$2,540,823,994

Foreign Currency Exchange Contracts	$—	$6,076,138	$—	$6,076,138
Futures Contracts	(1,276,734)	—	—	(1,276,734)
Swap Contracts	—	(10,331,531)	—	(10,331,531)
Reverse Repurchase Agreements	—	(3,279,000)	—	(3,279,000)
Options Written	(319,729)	(1,026,053)	—	(1,345,782)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	98.79%	1.21%	100.00%
Convertible Preferred Stock	89.63%	10.37%	—	100.00%
Preferred Stock	20.77%	79.23%	—	100.00%
Options Purchased	0.68%	99.32%	—	100.00%

	Optimum International Fund

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$2,203,724	$7,342,932	$—	$9,546,656
Austria	2,669,261	10,346,875	—	13,016,136
Belgium	—	3,725,478	—	3,725,478
Bermuda	7,721,777	—	—	7,721,777
Brazil	6,522,520	—	—	6,522,520
Canada	18,925,834	—	—	18,925,834
China/Hong Kong	2,980,531	27,304,436	—	30,284,967
Colombia	2,012,790	—	—	2,012,790
Czech Republic	—	2,803,323	—	2,803,323
Denmark	—	2,735,272	—	2,735,272
Finland	—	4,169,592	—	4,169,592
France	—	17,357,016	—	17,357,016
Germany	—	12,541,461	—	12,541,461
India	5,735,174	9,859,470	—	15,594,644
Indonesia	—	3,893,097	—	3,893,097
Ireland	12,883,894	8,314,389	—	21,198,283
Israel	14,592,085	3,011,713	—	17,603,798
Italy	—	497,908	—	497,908
Japan	1,840,486	89,692,020	—	91,532,506
Malaysia	—	692,509	—	692,509
Netherlands	6,220,434	2,209,573	—	8,430,007
New Zealand	1,005,537	1,319,432	—	2,324,969
Norway	2,892,650	11,275,047	—	14,167,697
Peru	1,753,132	—	—	1,753,132
Republic of Korea	—	15,576,508	—	15,576,508
Singapore	2,401,982	10,672,526	—	13,074,508
Spain	—	8,313,729	—	8,313,729
Sweden	—	4,986,766	—	4,986,766
Switzerland	11,129,399	20,671,456	—	31,800,855
Taiwan	—	13,203,304	—	13,203,304
Thailand	—	2,036,726	—	2,036,726
Turkey	—	4,776,719	—	4,776,719
United Kingdom	13,621,809	48,327,070	—	61,948,879
United States	7,591,074	3,637,305	3,319,918	14,548,297
Short-Term Investments	—	8,627,390	—	8,627,390
Securities Lending Collateral	—	25,477,313	—	25,477,313

Total Value of Securities	$124,704,093	$385,398,355	$3,319,918	$513,422,366

Foreign Currency Exchange Contracts	$—	$(2,687)	$—	$(2,687)

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Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

	Optimum Large Cap Growth Fund
Securities	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$348,986,767	$—	$2,547,163	$351,533,930
Consumer Staples	74,307,119	—	—	74,307,119
Energy	18,586,520	—	—	18,586,520
Financials	67,143,731	—	77,269	67,221,000
Healthcare	315,182,832	—	—	315,182,832
Industrials	139,173,808	—	—	139,173,808
Information Technology	445,557,524	9,730,471	—	455,287,995
Materials	14,852,351	—	—	14,852,351
Telecommunication Services	3,092,620	—	—	3,092,620
Utilities	2,766,192	—	—	2,766,192
Convertible Preferred Stock	—	—	3,945,620	3,945,620
U.S. Master Limited Partnerships	7,174,813	—	—	7,174,813
Short-Term Investments	—	53,370,101	—	53,370,101

Total Value of Securities	$1,436,824,277	$63,100,572	$6,570,052	$1,506,494,901

	Optimum Large Cap Value Fund
Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$103,259,201	$—	$103,259,201
Consumer Staples	111,528,205	25,534,770	137,062,975
Energy	155,426,200	—	155,426,200
Financials	305,858,432	—	305,858,432
Healthcare	116,091,211	3,965,274	120,056,485
Industrials	161,449,079	—	161,449,079
Information Technology	133,118,004	—	133,118,004
Materials	54,697,936	—	54,697,936
Telecommunication Services	11,994,172	2,738,452	14,732,624
Utilities	5,052,778	—	5,052,778
Short-Term Investments	—	27,107,046	27,107,046

Total Value of Securities	$1,158,475,218	$59,345,542	$1,217,820,760

	Optimum Small-Mid Cap Growth Fund
Securities	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$ 65,389,203	$ 2,027,790	$ —	$ 67,416,993
Consumer Staples	9,425,125	—	—	9,425,125
Energy	8,582,854	—	—	8,582,854
Financials	76,848,057	—	—	76,848,057
Healthcare	87,895,881	—	—	87,895,881
Industrials	98,508,182	—	—	98,508,182
Information Technology	106,289,315	—	357,517	106,646,832
Materials	12,426,787	—	—	12,426,787
Telecommunication Services	5,331,326	—	—	5,331,326
Convertible Preferred Stock	—	—	2,775,044	2,775,044
Preferred Stock	—	—	5,080,030	5,080,030
Short-Term Investments	—	21,561,042	—	21,561,042
Total Value of Securities	$470,696,730	$23,588,832	$8,212,591	$502,498,153

	Optimum Small-Mid Cap Value Fund
Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$ 46,887,842	$ —	$ 46,887,842
Consumer Staples	12,025,486	—	12,025,486
Energy	19,121,260	—	19,121,260
Financials	44,096,973	—	44,096,973
Healthcare	26,554,614	—	26,554,614
Industrials	112,542,278	—	112,542,278
Information Technology	92,056,961	1,123,544	93,180,505
Materials	56,497,585	—	56,497,585
Telecommunication Services	4,465,019	—	4,465,019
Utilities	3,357,930	—	3,357,930
Exchange-Traded Fund	1,729,920	—	1,729,920
U.S. Master Limited Partnership	2,577,630	—	2,577,630
Short-Term Investments	—	54,232,255	54,232,255
Total Value of Securities	$421,913,498	$55,355,799	$477,269,297

The securities deemed worthless on the “Schedules of investments” are considered to be Level 3 investments in these tables.

As a result of utilizing international fair value pricing at Sept. 30, 2015, the majority of Optimum International Fund and a portion of Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund’s common stock investments were categorized as Level 2.

During the six months ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Funds’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the period.

(continues	)	105

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets (except for Optimum Small-Mid Cap Growth Fund). Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for Optimum Small-Mid Cap Growth Fund:

	Common Stock	Convertible Preferred Stock	Preferred Stock	Total
Beginning balance March 31, 2015	$133,374	$ 717,534	$5,544,101	$6,395,009
Purchases	—	1,973,626	474,105	2,447,731
Sales	—	—	(744,963)	(744,963)
Net change in unrealized appreciation (depreciation)	224,143	83,884	(193,213)	114,814
Ending balance Sept. 30, 2015	$357,517	$2,775,044	$5,080,030	$8,212,591
Net change in unrealized appreciation (depreciation) from investments still held at the end of the period	$224,143	$ 83,884	$ (44,731)	$ 263,296

Sensitivity Analysis for Optimum Small-Mid Cap Growth Fund

Valuation: U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Funds.

When market quotations are not readily available for one or more portfolio securities, the Funds’ NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Funds’ pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative information about Level 3 fair value measurements for Optimum Small-Mid Cap Growth Fund:

Fair Value at Sept. 30, 2015	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Common stock $357,517	Valuation from client or fair value committee	Market pricing of securities	N/A
Convertible Preferred stock $2,775,044	Valuation from client or fair value committee	Market pricing of securities	N/A
Preferred stock $5,080,030	Valuation from client or fair value committee	Market pricing of securities	N/A

4. Capital Shares

Transactions in capital shares were as follows:

	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund
	Six months ended 9/30/15	Year ended 3/31/15	Six months ended 9/30/15	Year ended 3/31/15	Six months ended 9/30/15	Year ended 3/31/15

Shares sold:
Class A	297,830	701,373	58,159	144,856	72,591	238,790
Class B	—	2,158	—	625	—	—
Class C	1,266,981	2,431,086	212,216	449,982	273,199	739,198
Institutional Class	26,122,469	57,659,471	4,711,367	14,726,160	8,413,177	25,086,102
Shares issued upon reinvestment of dividends and distributions:
Class A	—	101,608	—	9,420	—	293,955
Class B	—	359	—	49	—	2,683
Class C	—	258,942	—	5,556	—	1,166,611
Institutional Class	—	4,439,558	—	683,957	—	7,964,010
	27,687,280	65,594,555	4,981,742	16,020,605	8,758,967	35,491,349
Shares redeemed:
Class A	(386,471)	(896,505)	(72,689)	(168,763)	(223,244)	(515,858)
Class B	—	(55,793)	—	(16,823)	—	(47,783)
Class C	(1,523,567)	(2,506,285)	(261,380)	(385,205)	(951,100)	(1,385,681)
Institutional Class	(18,476,556)	(32,380,914)	(3,454,060)	(21,241,770)	(7,515,859)	(13,882,557)
	(20,386,594)	(35,839,497)	(3,788,129)	(21,812,561)	(8,690,203)	(15,831,879)
Net increase (decrease)	7,300,686	29,755,058	1,193,613	(5,791,956)	68,764	19,659,470

	Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended
	9/30/15	3/31/15	9/30/15	3/31/15	9/30/15	3/31/15

Shares sold:
Class A	81,657	245,216	18,048	48,945	18,729	40,325
Class C	265,588	713,968	58,366	145,303	56,061	126,685
Institutional Class	8,419,016	19,341,523	3,744,708	8,637,127	4,453,829	9,504,226
Shares issued upon reinvestment of dividends and distributions:
Class A	—	24,712	—	44,321	—	32,193
Class B	—	186	—	323	—	295
Class C	—	26,420	—	176,249	—	136,318
Institutional Class	—	911,059	—	2,854,903	—	2,434,118
	8,766,261	21,263,084	3,821,122	11,907,171	4,528,619	12,274,160
Shares redeemed:
Class A	(192,530)	(451,499)	(38,140)	(94,337)	(33,634)	(80,560)
Class B	—	(42,763)	—	(8,898)	—	(8,274)
Class C	(673,383)	(1,113,280)	(159,014)	(228,076)	(121,526)	(227,298)
Institutional Class	(6,170,373)	(13,915,080)	(3,130,063)	(5,717,697)	(2,882,932)	(5,333,870)
	(7,036,286)	(15,522,622)	(3,327,217)	(6,049,008)	(3,038,092)	(5,650,002)
Net increase	1,729,975	5,740,462	493,905	5,858,163	1,490,527	6,624,158

(continues	)	107

Notes to financial statements

Optimum Fund Trust

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for another class in the same Fund. For the six months ended Sept. 30, 2015 and year ended March 31, 2015, each Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

	Six months ended 9/30/15			Year ended 3/31/15
	Exchange Redemptions	Exchange Subscriptions		Exchange Redemptions	Exchange Subscriptions
	Class C Shares	Class A Shares	Value	Class C Shares	Institutional Class Shares	Value
Optimum Fixed Income Fund	10,722	10,688	$102,288	978	973	$9,437
Optimum International Fund	1,512	1,476	17,448	133	129	1,532
Optimum Large Cap Growth Fund	4,535	4,109	73,970	381	336	5,988
Optimum Large Cap Value Fund	3,867	3,821	61,640	362	357	5,700
Optimum Small-Mid Cap Growth Fund	837	753	11,843	68	59	962
Optimum Small-Mid Cap Value Fund	652	587	7,731	60	52	764

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may also enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may enter into these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

During the six months ended Sept. 30, 2015, Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, and Optimum Small-Mid Cap Growth Fund, used foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date, hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies, and/or to facilitate or expedite the settlement of portfolio transactions.

During the six months ended Sept. 30, 2015, Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, and Optimum Small-Mid Cap Growth Fund held foreign currency exchange contracts which are reflected on the “Statements of operations” under “Net realized and unrealized gain (loss) on foreign currency exchange contracts.” Optimum Small-Mid Cap Value Fund did not hold any foreign currency exchange contracts during the six months ended Sept. 30, 2015.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund may use futures in the normal course of pursuing its investment objective. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $6,628,030 in securities collateral as margin for open futures contracts, which is presented on the “Statements of assets and liabilities” as “Cash collateral due from brokers.”

During the six months ended Sept. 30, 2015, Optimum Fixed Income Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Options Contracts — Optimum Fixed Income Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended Sept. 30, 2015 for Optimum Fixed Income Fund were as follows:

Call options	Number of contracts	Premiums
Options outstanding March 31, 2015	2,200,159	$113,934
Options written	71,124,816	1,111,504
Options expired	(45,201,383)	(460,679)
Options terminated in closing purchase transactions	(923,393)	(242,154)

Options outstanding Sept. 30, 2015	27,200,199	$522,605

Put options	Number of contracts	Premiums
Options outstanding March 31, 2015	41,700,159	$159,598
Options written	332,046,624	1,940,894
Options expired	(88,100,261)	(551,256)
Options terminated in closing purchase transactions	(66,846,229)	(279,388)

Options outstanding Sept. 30, 2015	218,800,293	$1,269,848

During the six months ended Sept. 30, 2015, Optimum Fixed Income Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to adjust the Fund’s overall exposure to certain markets, to receive premiums for writing options, to facilitate investments in portfolio securities, and to manage the Fund’s exposure to changes in foreign currencies.

(continues	)	109

Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

Swap Contracts — Optimum Fixed Income Fund may enter into currency swap contracts, index swap contracts, inflation swaps, interest rate swap contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Sept. 30, 2015, Optimum Fixed Income Fund used inflation swaps to hedge the inflation risk in nominal bonds (i.e., non-inflation-protected bonds) thereby creating “synthetic” inflation-indexed bonds.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2015, Optimum Fixed Income Fund entered into interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Sept. 30, 2015, Optimum Fixed Income Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at Sept. 30, 2015, the notional value of the protection sold was EUR 7,000,000 and USD 94,360,000, which reflects the maximum potential amount Optimum Fixed Income Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Sept. 30, 2015, net unrealized depreciation of the protection sold was $1,485,151.

CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2015, Optimum Fixed Income Fund used CDS contracts to hedge against credit events, and to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event Optimum Fixed Income Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At Sept. 30, 2015, for bilateral swap contracts, Optimum Fixed Income Fund posted $3,031,000 in cash collateral for certain open derivatives, which is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Optimum Fixed Income Fund posted $2,345,566 in cash collateral for centrally cleared swap contracts, which is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities.” At Sept. 30, 2015, the Fund received $9,455,000 in cash collateral and $1,535,245 in securities collateral for certain open derivatives. Cash collateral received is presented as “Cash collateral due to brokers” on the “Statements of assets and liabilities.”

Fair values of derivative instruments for Optimum Fixed Income Fund as of Sept. 30, 2015 were as follows:

	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$7,048,746	$ —	$ —	$ 7,048,746
Variation margin due from broker on futures contracts*	15,879	3,672,094	—	3,687,973
Unrealized appreciation on swap contracts	—	182,475	498,180	680,655
Variation margin due from broker on centrally cleared swap contracts	—	418,669	37,093	455,762
Total	$7,064,625	$4,273,238	$535,273	$11,873,136

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$ (972,608)	$ —	$ —	$(972,608)
Variation margin due to broker on futures contracts*	(3,378,754)	(1,585,953)	—	(4,964,707)
Options written, at value	(692,888)	(652,894)	—	(1,345,782)
Unrealized depreciation on swap contracts	—	(9,886,901)	(1,581,047)	(11,467,948)
Total	$(5,044,250)	$(12,125,748)	$(1,581,047)	$(18,751,045)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through Sept. 30, 2015. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”

(continues	)	111

Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

The effect of derivative instruments on the Optimum Fixed Income Fund’s “Statements of operations” for the six months ended Sept. 30, 2015 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Currency contracts	$4,210,363	$(106,776)	$658,663	$—	$4,762,250
Interest rate contracts	—	(1,246,488)	611,493	2,721,576	2,086,581
Credit contracts	—	—	39,207	115,194	154,401

Total	$4,210,363	$(1,353,264)	$1,309,363	$2,836,770	$7,003,232

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Currency contracts	$(1,790,859)	$(2,443,815)	$(55,358)	$—	$(4,290,032)
Interest rate contracts	—	1,932,635	453,443	(6,373,080)	(3,987,002)
Credit contracts	—	—	(19,476)	(1,017,164)	(1,036,640)

Total	$(1,790,859)	$(511,180)	$378,609	$(7,390,244)	$(9,313,674)

Derivatives generally. The tables below summarize the average balance of derivative holdings by the Funds during the six months ended Sept. 30, 2015. During the six months ended Sept. 30, 2015, Optimum Small-Mid Cap Value Fund did not enter into any derivative contracts.

	Long Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund
Foreign currency exchange contracts (average cost)	USD	81,957,424	USD	538,114	USD	25,365	USD	7,075	USD	18,662
Futures contracts (average notional value)		187,073,486		—		—		—		—
Options contracts (average notional value)		526,238		—		—		—		—
CDS contracts (average notional value)*	EUR	3,178,032		—		—		—		—
	USD	11,036,851		—		—		—		—
Inflation swap contracts (average notional value)**		242,520		—		—		—		—
Interest rate swap contracts (average notional value)**	BRL	14,729,134		—		—		—		—
	EUR	7,936,220		—		—		—		—
	GBP	3,200,000
	MXN	768,003,150
	USD	227,202,283		—		—		—		—

	Short Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund
Foreign currency exchange contracts (average cost)	USD	293,092,183	USD	450,541	USD	59,845	USD	10,102	USD	11,079
Futures contracts (average notional value)		802,312,187		—		—		—		—
Options contracts (average notional value)		716,090		—		—		—		—
CDS contracts (average notional value)*	EUR	3,487,402		—		—		—		—
	USD	40,979,748		—		—		—		—

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance was effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy, or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

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Notes to financial statements

Optimum Fund Trust

6. Offsetting (continued)

At Sept. 30, 2015, Optimum Fixed Income Fund and Optimum International Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Optimum Fixed Income Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$559,365	$(197,693)	$361,672
BNP Paribas	75,822	(95,260)	(19,438)
Citigroup Global Markets	4,732,271	(166,505)	4,565,766
Deutsche Bank	1,606,876	(314,519)	1,292,357
Goldman Sachs	49,583	—	49,583
Hong Kong Shanghai Bank	11,676	—	11,676
JPMorgan Chase Bank	832,197	(1,037,919)	(205,722)
Morgan Stanley Capital	451,264	—	451,264
Toronto Dominion Bank	11,630	(5,953)	—

Total	$8,330,684	$(1,817,849)	$6,512,835

Optimum Fixed Income Fund

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$361,672	$(110,705)	$—	$—	$—	$250,967
BNP Paribas	(19,438)	—	—	—	—	(19,438)
Citigroup Global Markets	4,565,766	—	(4,565,766)	—	—	—
Deutsche Bank	1,292,357	—	(1,292,357)	—	—	—
Goldman Sachs	49,583	—	—	—	—	49,583
Hong Kong Shanghai Bank	11,676	—	—	—	—	11,676
JPMorgan Chase Bank	(205,722)	—	—	—	—	(205,722)
Morgan Stanley Capital	451,264	—	(70,000)	—	—	381,264
Toronto Dominion Bank	5,677	—	—	—	—	5,677

Total	$6,512,835	$(110,705)	$(5,928,123)	$—	$—	$474,007

Optimum International Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Brown Brothers Harriman	$—	$(1,713)	$(1,713)
BNY Mellon	2,268	(1,467)	801
State Street Bank	—	(1,775)	(1,775)

Total	$2,268	$(4,955)	$(2,687)

Optimum International Fund

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Brown Brothers Harriman	$(1,713)	$—	$—	$—	$—	$(1,713)
BNY Mellon	801	—	—	—	—	801
State Street Bank	(1,775)	—	—	—	—	(1,775)

Total	$(2,687)	$—	$—	$—	$—	$(2,687)

Repurchase Agreements

Repurchase agreements are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of Sept. 30, 2015, the following tables is a summary of each Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

		Optimum Fixed Income Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$10,959,999	$(10,959,999)	$—	$(10,959,999)	$—
Bank of Montreal	18,266,665	(18,266,665)	—	(18,266,665)	—
BNP Paribas	32,933,336	(32,933,336)	—	(32,933,336)	—

Total	$62,160,000	$(62,160,000)	$—	$(62,160,000)	$—

		Optimum International Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$491,754	$(491,754)	$—	$(491,754)	$—
Bank of Montreal	819,590	(819,590)	—	(819,590)	—
BNP Paribas	1,477,656	(1,477,656)	—	(1,477,656)	—

Total	$2,789,000	$(2,789,000)	$—	$(2,789,000)	$—

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Notes to financial statements

Optimum Fund Trust

6. Offsetting (continued)

		Optimum Large Cap Growth Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$5,874,778	$(5,874,778)	$—	$(5,874,778)	$—
Bank of Montreal	9,791,297	(9,791,297)	—	(9,791,297)	—
BNP Paribas	17,652,925	(17,652,925)	—	(17,652,925)	—

Total	$33,319,000	$(33,319,000)	$—	$(33,319,000)	$—

		Optimum Large Cap Value Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$4,013,201	$(4,013,201)	$—	$(4,013,201)	$—
Bank of Montreal	6,688,667	(6,688,667)	—	(6,688,667)	—
BNP Paribas	12,059,132	(12,059,132)	—	(12,059,132)	—

Total	$22,761,000	$(22,761,000)	$—	$(22,761,000)	$—

		Optimum Small-Mid Cap Growth Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$1,611,910	$(1,611,910)	$—	$(1,611,910)	$—
Bank of Montreal	2,686,516	(2,686,516)	—	(2,686,516)	—
BNP Paribas	4,843,574	(4,843,574)	—	(4,843,574)	—

Total	$9,142,000	$(9,142,000)	$—	$(9,142,000)	$—

		Optimum Small-Mid Cap Value Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$4,444,125	$(4,444,125)	$—	$(4,444,125)	$—
Bank of Montreal	7,406,874	(7,406,874)	—	(7,406,874)	—
BNP Paribas	13,354,001	(13,354,001)	—	(13,354,001)	—

Total	$25,205,000	$(25,205,000)	$—	$(25,205,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

Reverse repurchase agreements

Borrowed bond agreements, repurchase, reverse repurchase transactions, and treasury roll transactions are entered into by Optimum Fixed Income Fund under MRA which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, borrowed bond agreements and treasury roll transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of Sept. 30, 2015, the following table is a summary of Optimum Fixed Income Fund’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

		Optimum Fixed Income Fund
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Pledged	Net Collateral Pledged	Net Exposure(a)

Bank of America Merrill Lynch	$(609,000)	$609,000	$—	$609,000	$—
BNP Paribas	(949,000)	949,000	—	949,000	—
RBC Capital Markets	(1,721,000)	1,721,000	—	1,721,000	—

Total	$(3,279,000)	$3,279,000	$—	$3,279,000	$—

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Securities Lending

Securities lending transactions are entered into by Optimum International Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of Sept. 30, 2015, the following table is a summary of Optimum International Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(b)	Fair value of Non-Cash Collateral Received(b)	Net Amount	Collateral Value

The Bank of New York Mellon	$25,873,541	$(25,477,313)	$(1,088,896)	$(692,668)	$25,477,313

(a)Net exposure represents the net receivable (payable) that would be due from (to) the counterparty in the event of default.

(b) Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

7. Securities Lending

Each Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are

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Notes to financial statements

Optimum Fund Trust

7. Securities Lending (continued)

denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments® Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return the loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a NAV per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s NAV per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall.

Investments purchased with cash collateral are presented on the schedules of investments under the caption “Securities Lending Collateral.” At Sept. 30, 2015, Optimum Fixed Income Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund had no securities on loan.

8. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Optimum Fixed Income Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2015. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (the Act), as amended, and other securities which may not be readily marketable. The Funds may also invest in securities exempt from registration under Section 4(a)(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedules of investments.”

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Notes to financial statements

Optimum Fund Trust

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

11. General Motors Term Loan Litigation

Optimum Fixed Income Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009.We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a U.S. Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G. M. as a result of an erroneous UCC filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund booked a net liability of $970,052 that resulted in a decrease in the Fund’s net asset value to reflect this likely recovery.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 17-18, 2015

At a meeting held Sept. 17-18, 2015, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and each of the six separate funds within the Optimum Fund Trust (the “Funds”), and approved the continuation of Sub-Advisory Agreements for the existing sub-advisers of all the Funds.

In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews conducted at the Sept. 17-18, 2015 Board meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC (“LPL”)) of the investment performance of each Fund and its sub-adviser(s), presentations given to the Board by portfolios managers from DMC and each sub-adviser on a rotating basis, and compliance reports and related certifications furnished in regards to DMC and each sub-adviser. Material furnished specifically in connection with the renewals included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); information on the fees charged by DMC and each sub-adviser showing their competitiveness with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc., an independent third-party analyst and subsidiary of Broadridge Inc. (“Lipper”), comparing, among other things, each Fund’s investment performance and expenses with those of other mutual funds deemed comparable by Lipper (“Lipper Report”).

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In this regard, the Independent Trustees reviewed with independent counsel their legal duties and obligations in connection with the approval and/or renewal of investment management and other agreements with DMC, its affiliates and the sub-advisers and discussed, in detail, the matters related to such approvals. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at this Meeting, the Board dealt with each Fund separately. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. Following discussions in this regard, the Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations (including Management personnel who had recently joined the firm or been promoted over the past year), the quality and thoroughness of the monitoring of each Fund’s investment performance, reports furnished by DMC as to adherence with various compliance and procedural matters, such as the Code of Ethics and fair value pricing, the monitoring of various service providers to the Funds, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis involved in the review of sub-adviser performance for each Fund, including the complementary nature of investment strategies adhered to by each Fund. The nature of the services of the sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds. The Board was, however, satisfied with the adherence by each sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on personal presentations made by the sub-advisers’ portfolio managers (and DMC’s portfolio managers with respect to the Optimum Fixed Income Fund) and reports of Management’s discussions with the sub-advisers, as well as certificates and materials furnished at Board meetings and in connection with the contract renewals.

Investment performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the Sept. 17-18, 2015 meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals. The Lipper Reports prepared for

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Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 17-18, 2015 (continued)

each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the one year period ended June 30, 2015, as well as the three, five and ten year periods ended that date. In addition, the Board reviewed calendar year returns for each of the Fund’s sub-advisers. The Trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a Fund, as part of their evaluation of investment performance. The following summarizes the performance results for each Fund and the Board’s view of such performance.

Optimum Fixed Income Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis in the lowest performing quintile of its Performance Universe for the previous three year period, the second lowest performing quintile of such Universe for the previous five year period, and in the second highest performing quintile of such Universe for the previous ten year period. The Board discussed with Management the reasons for the Fund’s relative underperformance. Given that the Fund had demonstrated a good performance track record over the longer, ten year period, the Trustees found such overall comparative results to be acceptable.

Optimum International Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the lowest performing quintile of its Performance Universe for the one year period, and on an annualized basis to also be in the lowest performing quintile of its Performance Universe for the three year, five year and ten year periods. The Board discussed with Management the reasons for the Fund’s relative underperformance. It was noted that EARNEST Partners, LLC (“EARNEST”) was appointed as a sub-adviser to the Fund in October 2013, and that EARNEST’s sleeve of the Fund had outperformed the Fund’s benchmark on a gross performance basis during 2014. In addition, Management noted that Acadian Asset Management LLC (“Acadian”) had recently replaced BlackRock Advisers, LLC as the second sub-adviser on the Fund in January 2015 and that Acadian’s early performance returns had been encouraging. While the Trustees were not satisfied with the Fund’s overall comparative performance noted in the Lipper Report, they believed Management was taking appropriate actions to improve performance, noting the appointments of both EARNEST and Acadian as sub-advisers to the Fund.

Optimum Large Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the highest performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to be in the highest performing quintile of its Lipper Universe for the three year period, the second highest quintile of the Performance Universe for the five year period, and the middle performing quintile for the ten year period. The Trustees found such overall comparative results to be satisfactory.

Optimum Large Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the lowest performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to be in the lowest performing quintile of its Lipper Universe for the three year period and the second lowest performing quintile of the Performance Universe for each of five and ten year periods. The Trustees discussed with Management the reasons for the relative underperformance for the Fund. Management noted that a significant amount of the Fund’s overall underperformance had related to the Fund’s severe underperformance versus the Fund’s benchmark in 2014. Except with respect to performance in 2014, both sub-advisers on the Fund (Massachusetts Financial Services Company and Herndon Capital Management, LLC (“Herndon”)) had performed well over the past five full calendar years, and the Fund had beaten its benchmark on a gross performance basis in 2010, 2011 (Herndon’s first full year as a sub-adviser to the Fund), 2012 and 2013. In addition, the Fund outperformed its benchmark on a gross performance basis for the 6 months ended June 30, 2015. While noting such discussions, the Trustees found such overall comparative performance to be acceptable.

Optimum Small-Mid Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to be in the second lowest performing quintile of such Universe for the previous three and five year periods and the lowest performing quintile of such Universe for the previous ten year period. The Trustees discussed with Management the reasons for the Fund’s relative underperformance and various options to seek to improve such performance. It was also noted that the Fund had performed relatively better when looking at calendar year returns in 2012 and 2014. While the Trustees were not satisfied with such comparative results and intend to closely monitor future performance, they believe that Management is reviewing such performance closely and has confidence in Management’s ability to determine whether measures should be taken in order to address such performance.

Optimum Small-Mid Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the lowest performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to also be in the lowest performing quintile of such Universe for the three year period, the second lowest performing quintile of such Universe for the five year period, and the lowest performing quintile of such Universe for the ten year period. The Trustees discussed with Management the reasons for the Fund’s relative underperformance. Despite the Fund’s underperformance versus its benchmark in 2014, it was noted that the Fund had outperformed its benchmark in 3 of the 4 calendar years prior to 2014 on a gross performance basis and the Fund was outperforming its benchmark on a year-to-date, gross performance basis through June 30, 2015. While the Trustees were not satisfied with such comparative results and intend to closely monitor future performance, they believe that Management is addressing such performance and the need to take appropriate action to attempt to improve it.

Comparative expenses. In considering the appropriateness of the investment management fees charged to the Funds, the Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and to be provided, by DMC and each sub-adviser, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each sub-adviser and are not additional fees borne by the Funds. The Board also noted that the sub-advisory fees paid, and to be paid, by DMC to each sub-adviser were the product of arms-length negotiations between DMC and each sub-adviser, and the Board considered the allocation of the investment management fees charged to the Funds between DMC and each sub-adviser in light of the nature, extent and quality of the investment management services provided, and to be provided by, DMC and each sub-adviser. The Trustees considered various other products, portfolios and entities that are advised by DMC and each sub-adviser, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts of interest.

Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including investment management fees, in comparison to a group of other multi-advised institutional funds constituting its Lipper Expense Group. Lipper expense data is based upon information for the 12 months covered by each fund’s most recent annual report which reflects historical asset levels which may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report showed the actual total expenses and investment management fees (taking into account expense waivers) of each Fund to be the highest or towards the highest in its respective Lipper Expense Group. The Lipper Report also provided information on the actual total expenses (taking into account expense waivers) for each Fund versus a broader Lipper Expense Universe. This portion of the Lipper Report showed that the Funds’ actual total expense percentile rankings versus the Lipper Expense Universe materially improved as compared to the Funds’ rankings versus the Lipper Expense Group.

The Trustees noted that DMC, since inception, had waived fees to the extent necessary to keep expenses of each Fund from exceeding certain percentage amounts, and that the Trustees had also previously discussed in detail the current cap on expenses in effect for each Fund through July 29, 2016, which were the same or more favorable to shareholders of each Fund than the caps on expenses that were applicable through July 29, 2015. The Trustees also noted that Management had agreed to a restructuring and overall reduction in fees charged to the Funds through several mechanisms: a lowering of the Funds’ fees by service providers affiliated with DMC that was fully completed on Jan. 1, 2014; a reduction in sub-transfer agent fees paid by each Fund as a result of the change to omnibus shareholder accounting for the accounts LPL maintains in the Funds effective on Nov. 1, 2013; and Management agreeing to a framework for providing additional expense waivers for the Funds as appropriate to the extent combined assets of the Funds are above $4.2 billion on an annual basis. The Trustees noted that the Funds’ overall expenses were lower as a result of the above initiatives. While intending to continuously monitor the fee structure of each Fund, the Trustees found the expense structure of each Fund to be acceptable in view of the nature and structure of Fund operations, and Management’s cap on expenses, and taking into account possible future savings resulting from the aforementioned fee and expense reductions.

DMC’s profitability; economies of scale. Based on the size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished to them by DMC, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given the information made available by the sub-advisers on profits being realized by sub-advisers in relation to the services being provided to the Funds or in relation to the sub-advisers’ overall investment advisory business, but believed such information to be of limited relevance since the fees paid to the sub-advisers were the product of arms-length negotiations between DMC and each sub-adviser. The Board also took into account Management’s expenditures in

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Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 17-18, 2015 (continued)

improving shareholder services provided to the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act of 2002, the Dodd-Frank Act and recent SEC and other regulatory requirements. The Board was also provided information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers in connection with their relationship to the Funds, such as the fees received for non-investment management services provided to the Funds by certain affiliates of DMC, soft dollar arrangements, and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds get larger at some point, economies of scale may result in DMC realizing a larger profit margin on management services provided to a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective investment management fee rate declines. The Optimum Small-Mid Cap Growth Fund has a fixed investment management fee of 1.1% at all asset levels without breakpoints, but in view of the nature of this Fund, its asset level of approximately $567 million at June 30, 2014, and the fact that the actual investment management fee charged the Fund was reduced as a result of management expense caps, the Trustees believed that no meaningful economies of scale currently existed. The investment management fee schedules for all the other Funds contained breakpoints. The Board considered that the asset size of the Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Small-Mid Cap Value Fund, as of June 30, 2015, exceeded the last fee breakpoint under their respective investment management agreements. The Trustees noted, however, that the actual investment management fees charged these Funds were also limited as a result of management expense caps, and while intending to monitor the need for additional breakpoints, believed it unlikely that meaningful economies of scale currently existed in the management of such Funds.

Proxy Results

At Special Meetings of Shareholders of Optimum Fund Trust (the “Trust”), on behalf of Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Value Fund, Optimum Large Cap Growth Fund, Optimum Small-Mid Cap Value Fund, and Optimum Small-Mid Cap Growth Fund (each, a “Fund” and together, the “Funds”) held on Sept. 15, 2015 and reconvened on Oct. 14, 2015, the shareholders of each Trust/each Fund voted to: (i) elect a Board of Trustees for each Trust; (ii) revise the fundamental investment restriction relating to lending for each Fund; (iii) approve the implementation of a new “manager of managers” order for each Fund; and (iv) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

At the reconvened meeting on Oct. 14, 2015, the following people were elected to serve as Independent Trustees: Robert J. Christian; Durant Adams Hunter; Pamela J. Moret; Stephen P. Mullin; Robert A. Rudell; and Jon Socolofsky. In addition, Shawn K. Lytle and Dan Arnold were elected to serve as Interested Trustees. In addition, shareholders approved the revision to the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

The Special Meeting of Shareholders of the Trust has been adjourned to Nov. 24, 2015 for the following proposals: (i) to approve the implementation of a new “manager of managers” order for each Fund and (ii) to revise the fundamental investment restriction relating to lending for each Fund. As of the print date of this Semiannual Report, the results of this adjourned meeting were not available.

The following proposals were submitted and passed by a vote of the shareholders on Oct. 14, 2015:

1. To elect a Board of Trustees for the Optimum Fund Trust.

A quorum of shares outstanding for the Trust was present, and the votes passed with a plurality of these shares. The results were as follows:

Dan Arnold
Shares voted for	206,656,234.380
Percentage of outstanding shares	40.888%
Percentage of shares voted	97.982%
Shares withheld	4,256,558.200
Percentage of outstanding shares	0.842%
Percentage of shares voted	2.018%

Robert J. Christian
Shares voted for	206,636,384.617
Percentage of outstanding shares	40.884%
Percentage of shares voted	97.973%
Shares withheld	4,276,407.963
Percentage of outstanding shares	0.846%
Percentage of shares voted	2.027%
Durant Adams Hunter
Shares voted for	206,580,600.389
Percentage of outstanding shares	40.873%
Percentage of shares voted	97.946%
Shares withheld	4,332,192.191
Percentage of outstanding shares	0.857%
Percentage of shares voted	2.054%
Shawn K. Lytle
Shares voted for	206,604,957.829
Percentage of outstanding shares	40.878%
Percentage of shares voted	97.958%
Shares withheld	4,307,834.751
Percentage of outstanding shares	0.852%
Percentage of shares voted	2.042%
Pamela J. Moret
Shares voted for	206,643,941.916
Percentage of outstanding shares	40.886%
Percentage of shares voted	97.977%
Shares withheld	4,268,850.664
Percentage of outstanding shares	0.844%
Percentage of shares voted	2.023%
Stephen P. Mullin
Shares voted for	206,625,290.728
Percentage of outstanding shares	40.882%
Percentage of shares voted	97.968%
Shares withheld	4,287,501.852
Percentage of outstanding shares	0.848%
Percentage of shares voted	2.032%
Robert A. Rudell
Shares voted for	206,604,451.218
Percentage of outstanding shares	40.878%
Percentage of shares voted	97.958%
Shares withheld	4,308,341.362
Percentage of outstanding shares	0.852%
Percentage of shares voted	2.042%
Jon Socolofsky
Shares voted for	206,561,757.896
Percentage of outstanding shares	40.870%
Percentage of shares voted	97.938%
Shares withheld	4,351,034.684
Percentage of outstanding shares	0.860%
Percentage of shares voted	2.062%

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Other Fund information

(Unaudited)

Optimum Fund Trust

Proxy Results (continued)

2. To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon Board demand.

A quorum of shares outstanding for the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Optimum Fund Trust

Shares voted for	162,370,597.919
Percentage of outstanding shares	32.126%
Percentage of shares voted	76.985%
Shares voted against	5,604,318.922
Percentage of outstanding shares	1.109%
Percentage of shares voted	2.657%
Shares abstained	7,696,272.936
Percentage of outstanding shares	1.522%
Percentage of shares voted	3.649%
Broker non-votes	35,241,602.803

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the fact sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Dan H. Arnold

President —

LPL Financial LLC

Robert J. Christian

Private Investor

Durant Adams Hunter

Managing Partner — Ridgeway Partners

Shawn K. Lytle

President — Delaware Investments

Philadelphia, PA

Pamela J. Moret

Private Investor

Stephen Paul Mullin

President — Econsult Solutions, Inc.

Robert A. Rudell

Private Investor

Jon Edward Socolofsky

Private Investor

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary

Optimum Fund Trust

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Optimum Fund Trust

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Optimum Fund Trust

Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Philadelphia, PA

National distributor

Delaware Distributors, L.P.

Philadelphia, PA

Shareholder servicing, dividend disbursing, and transfer agent

Delaware Investments Fund

Services Company

2005 Market Street

Philadelphia, PA 19103-7094

For shareholders

800 914-0278

For securities dealers

and financial institutions

representatives only

800 362-7500

Website

optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Forms N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge (i) upon request, by calling 800 914-0278; (ii) on the Funds’ website at optimummutualfunds.com; and (iii) on the SEC’s website at sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at optimummutualfunds.com; and (ii) on the SEC’s website at sec.gov.

127

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	December 2, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 2, 2015